UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23024

Pacer Funds Trust

(Exact name of registrant as specified in charter)

500 Chesterfield Parkway

Malvern, PA 19355

(Address of principal executive offices) (Zip code)

Joe M. Thomson, President

500 Chesterfield Parkway

Malvern, PA 19355

(Name and address of agent for service)

610-644-8100

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024 through April 30, 2025

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSRS for the period ended April 30, 2025, originally filed with the Securities and Exchange Commission on July 7, 2025 (Accession Number 0001133228-25-007142). The purpose of this amendment is to include in the Notes to the Financial Statements the required disclosure regarding the Board of Trustees’ considerations in approving the Investment Advisory Agreement for the new Funds launched during the period covered by the report. The original Form N-CSRS filing unintentionally omitted such disclosures in error. Except as set forth above this amendment does not amend, update or change any other items found in the original Form N-CSRS filing, the entirety of which is incorporated here by reference.

Item 1. Reports to Stockholders.

(a)

Pacer American Energy Independence ETF
USAI (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Pacer American Energy Independence ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer American Energy Independence ETF	$38	0.75%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$89,781,406	30-Day SEC Yield	3.40%
Number of Holdings	27	30-Day SEC Yield Unsubsidized	3.40%
Portfolio Turnover	13%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Enbridge, Inc.	8.3%
Cheniere Energy, Inc.	8.0%
Williams Cos., Inc.	7.7%
Kinder Morgan, Inc.	7.4%
Energy Transfer LP	7.0%
ONEOK, Inc.	6.5%
TC Energy Corp.	4.8%
MPLX LP	4.4%
Pembina Pipeline Corp.	4.4%
Enterprise Products Partners LP	4.1%

Top Sectors**	(%)
Energy	99.6%
Cash & Other	0.4%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer American Energy Independence ETF	PAGE 1	TSR-SAR-69374H634

Pacer BlueStar Digital Entertainment ETF
ODDS (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Pacer BlueStar Digital Entertainment ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer BlueStar Digital Entertainment ETF	$32	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,619,765	30-Day SEC Yield	0.21%
Number of Holdings	44	30-Day SEC Yield Unsubsidized	0.21%
Portfolio Turnover	23%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Flutter Entertainment PLC	8.0%
Tencent Holdings Ltd.	7.2%
Evolution AB	6.8%
DraftKings, Inc.	6.7%
AppLovin Corp.	5.3%
Nintendo Co. Ltd.	5.2%
ROBLOX Corp.	3.4%
Entain PLC	3.4%
NetEase, Inc.	3.3%
Playtech PLC	3.0%

Top Sectors**	(%)
Consumer Discretionary	52.2%
Communication Services	40.4%
Information Technology	7.3%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer BlueStar Digital Entertainment ETF	PAGE 1	TSR-SAR-69374H394

Pacer BlueStar Engineering the Future ETF
BULD (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Pacer BlueStar Engineering the Future ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer BlueStar Engineering the Future ETF	$29	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,202,028	30-Day SEC Yield	0.39%
Number of Holdings	55	30-Day SEC Yield Unsubsidized	0.39%
Portfolio Turnover	16%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	18.7%
ASML Holding NV	8.6%
Siemens AG	8.5%
Autodesk, Inc.	8.1%
Proto Labs, Inc.	7.2%
Dassault Systemes SE	6.0%
Stratasys Ltd.	5.4%
Applied Materials, Inc.	5.0%
ANSYS, Inc.	5.0%
3D Systems Corp.	4.3%

Top Sectors**	(%)
Information Technology	62.0%
Industrials	35.2%
Consumer Discretionary	1.5%
Health Care	1.1%
Energy	0.1%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer BlueStar Engineering the Future ETF	PAGE 1	TSR-SAR-69374H410

Pacer Developed Markets Cash Cows Growth Leaders ETF
EAFG (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Pacer Developed Markets Cash Cows Growth Leaders ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Developed Markets Cash Cows Growth Leaders ETF	$33	0.65%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,006,268	30-Day SEC Yield	1.33%
Number of Holdings	102	30-Day SEC Yield Unsubsidized	1.33%
Portfolio Turnover	60%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Spotify Technology SA	4.4%
Mount Vernon Liquid Assets Portfolio, LLC	4.0%
Grab Holdings Ltd.	3.1%
Pro Medicus Ltd.	2.8%
Konami Group Corp.	2.8%
Nintendo Co. Ltd.	2.7%
Daifuku Co. Ltd.	2.3%
Computershare Ltd.	2.2%
Sony Group Corp.	2.1%
CyberArk Software Ltd.	2.0%

Top Sectors**	(%)
Communication Services	21.8%
Industrials	19.5%
Consumer Discretionary	19.2%
Information Technology	19.0%
Health Care	10.3%
Consumer Staples	3.0%
Materials	3.0%
Energy	2.1%
Utilities	1.6%
Cash & Other	0.5%

Top Ten Countries	(%)
Japan	25.9%
Australia	9.6%
Sweden	9.5%
Israel	7.9%
United Kingdom	7.7%
Switzerland	7.5%
United States	4.1%
Singapore	4.1%
Netherlands	3.7%
Cash & Other	20.0%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Developed Markets Cash Cows Growth Leaders ETF	PAGE 1	TSR-SAR-69374H345

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Developed Markets Cash Cows Growth Leaders ETF	PAGE 2	TSR-SAR-69374H345

Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF
QSIX (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF	$29	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$6,105,212	30-Day SEC Yield	0.41%
Number of Holdings	105	30-Day SEC Yield Unsubsidized	0.41%
Portfolio Turnover	3%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	8.2%
Apple, Inc.	7.8%
Microsoft Corp.	7.2%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.8%
Alphabet, Inc.	4.4%
Broadcom, Inc.	3.7%
Meta Platforms, Inc.	2.9%
Netflix, Inc.	2.9%
Costco Wholesale Corp.	2.7%

Top Sectors**	(%)
Information Technology	43.9%
Communication Services	13.8%
Consumer Discretionary	12.1%
Consumer Staples	5.5%
Health Care	5.0%
Industrials	4.4%
Utilities	1.3%
Materials	1.3%
Energy	0.4%
Cash & Other	12.3%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF	PAGE 1	TSR-SAR-69374H287

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF	PAGE 2	TSR-SAR-69374H287

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
QDPL (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$853,590,159	30-Day SEC Yield	1.09%
Number of Holdings	518	30-Day SEC Yield Unsubsidized	1.09%
Portfolio Turnover	4%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	9.8%
Apple, Inc.	6.0%
Microsoft Corp.	5.5%
NVIDIA Corp.	5.0%
Mount Vernon Liquid Assets Portfolio, LLC	4.9%
Amazon.com, Inc.	3.3%
Alphabet, Inc.	3.2%
Meta Platforms, Inc.	2.2%
Berkshire Hathaway, Inc.	1.8%
Broadcom, Inc.	1.7%

Top Sectors**	(%)
Information Technology	26.8%
Financials	12.8%
Government	9.8%
Health Care	9.5%
Consumer Discretionary	9.1%
Communication Services	8.2%
Industrials	7.5%
Consumer Staples	5.4%
Energy	2.8%
Cash & Other	8.1%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	PAGE 1	TSR-SAR-69374H436

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	PAGE 2	TSR-SAR-69374H436

Pacer PE/VC ETF
PEVC (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Pacer PE/VC ETF for the period of February 3, 2025, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer PE/VC ETF	$19	0.83%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from February 03, 2025 to April 30, 2025. Expenses would be higher if the Fund had been in operations for a full year.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,776,058	30-Day SEC Yield	0.60%
Number of Holdings	216	30-Day SEC Yield Unsubsidized	0.60%
Portfolio Turnover	28%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Microsoft Corp.	4.2%
Alphabet, Inc.	4.1%
Meta Platforms, Inc.	3.7%
Berkshire Hathaway, Inc.	3.4%
Netflix, Inc.	2.9%
Visa, Inc.	2.7%
NVIDIA Corp.	2.6%
Apple, Inc.	2.6%
Mastercard, Inc.	2.5%
Amazon.com, Inc.	2.0%

Top Sectors**	(%)
Information Technology	29.4%
Financials	15.1%
Communication Services	12.8%
Industrials	7.6%
Health Care	6.3%
Consumer Discretionary	5.8%
Consumer Staples	5.6%
Energy	2.9%
Materials	2.3%
Cash & Other	12.2%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer PE/VC ETF	PAGE 1	TSR-SAR-69374H253

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer PE/VC ETF	PAGE 2	TSR-SAR-69374H253

Pacer Solactive Whitney Future of Warfare ETF
FOWF (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Pacer Solactive Whitney Future of Warfare ETF for the period of December 17, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Solactive Whitney Future of Warfare ETF	$23	0.60%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from December 17, 2024 to April 30, 2025. Expenses would be higher if the Fund had been in operations for a full year.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,295,432	30-Day SEC Yield	1.05%
Number of Holdings	88	30-Day SEC Yield Unsubsidized	1.05%
Portfolio Turnover	26%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
General Dynamics Corp.	7.8%
Lockheed Martin Corp.	7.6%
Boeing Co.	7.5%
RTX Corp.	7.1%
BAE Systems PLC	6.6%
Northrop Grumman Corp.	5.3%
Honeywell International, Inc.	3.9%
Leidos Holdings, Inc.	2.8%
L3Harris Technologies, Inc.	2.3%
Dell Technologies, Inc.	1.8%

Top Sectors**	(%)
Industrials	69.5%
Information Technology	22.9%
Communication Services	4.7%
Materials	1.7%
Consumer Discretionary	1.1%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Solactive Whitney Future of Warfare ETF	PAGE 1	TSR-SAR-69374H261

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Solactive Whitney Future of Warfare ETF	PAGE 2	TSR-SAR-69374H261

Pacer Swan SOS Conservative (April) ETF
PSCW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Pacer Swan SOS Conservative (April) ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Conservative (April) ETF	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$58,094,847	30-Day SEC Yield	-0.54%
Number of Holdings	4	30-Day SEC Yield Unsubsidized	-0.54%
Portfolio Turnover	0%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Security Type	(%)
Purchased Options	102.6%
Written Options	-3.5%
Cash & Other	0.9%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $6.15	97.3%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $531.42	5.3%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $391.57	-1.2%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $631.50	-2.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Conservative (April) ETF	PAGE 1	TSR-SAR-69374H543

Pacer Swan SOS Conservative (January) ETF
PSCX (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Pacer Swan SOS Conservative (January) ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Conservative (January) ETF	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$31,245,196	30-Day SEC Yield	-0.55%
Number of Holdings	4	30-Day SEC Yield Unsubsidized	-0.55%
Portfolio Turnover	0%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Security Type	(%)
Purchased Options	100.8%
Written Options	-1.6%
Cash & Other	0.8%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $6.45	95.1%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $556.78	5.7%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $659.01	-0.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $410.26	-1.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Conservative (January) ETF	PAGE 1	TSR-SAR-69374H584

Pacer Swan SOS Conservative (July) ETF
PSCJ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Pacer Swan SOS Conservative (July) ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Conservative (July) ETF	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$44,464,898	30-Day SEC Yield	-0.55%
Number of Holdings	4	30-Day SEC Yield Unsubsidized	-0.55%
Portfolio Turnover	0%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Security Type	(%)
Purchased Options	99.6%
Written Options	-0.2%
Cash & Other	0.6%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.99	98.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $517.01	1.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $627.0	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $380.95	-0.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Conservative (July) ETF	PAGE 1	TSR-SAR-69374H535

Pacer Swan SOS Conservative (October) ETF
PSCQ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Pacer Swan SOS Conservative (October) ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Conservative (October) ETF	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$38,926,641	30-Day SEC Yield	-0.55%
Number of Holdings	4	30-Day SEC Yield Unsubsidized	-0.55%
Portfolio Turnover	0%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Security Type	(%)
Purchased Options	100.1%
Written Options	-0.9%
Cash & Other	0.8%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $6.31	96.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $545.07	4.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $641.18	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $401.63	-0.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Conservative (October) ETF	PAGE 1	TSR-SAR-69374H527

Pacer Swan SOS Flex (April) ETF
PSFM (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Pacer Swan SOS Flex (April) ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Flex (April) ETF	$29	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$21,351,954	30-Day SEC Yield	-0.55%
Number of Holdings	5	30-Day SEC Yield Unsubsidized	-0.55%
Portfolio Turnover	0%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Security Type	(%)
Purchased Options	105.3%
Written Options	-6.4%
Cash & Other	1.1%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $6.27	97.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.39	6.7%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $335.63	0.7%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $637.42	-2.2%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $447.51	-4.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Flex (April) ETF	PAGE 1	TSR-SAR-69374H477

Pacer Swan SOS Flex (January) ETF
PSFD (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Pacer Swan SOS Flex (January) ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Flex (January) ETF	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$50,159,738	30-Day SEC Yield	-0.55%
Number of Holdings	5	30-Day SEC Yield Unsubsidized	-0.55%
Portfolio Turnover	0%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Security Type	(%)
Purchased Options	103.8%
Written Options	-4.6%
Cash & Other	0.8%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $6.56	95.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.08	7.8%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $351.65	0.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $665.32	-0.5%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $468.86	-4.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Flex (January) ETF	PAGE 1	TSR-SAR-69374H576

Pacer Swan SOS Flex (July) ETF
PSFJ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Pacer Swan SOS Flex (July) ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Flex (July) ETF	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$22,015,903	30-Day SEC Yield	-0.55%
Number of Holdings	5	30-Day SEC Yield Unsubsidized	-0.55%
Portfolio Turnover	0%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Security Type	(%)
Purchased Options	99.7%
Written Options	-0.6%
Cash & Other	0.9%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $6.10	97.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.22	2.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $326.53	0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $627.32	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $435.38	-0.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Flex (July) ETF	PAGE 1	TSR-SAR-69374H469

Pacer Swan SOS Flex (October) ETF
PSFO (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Pacer Swan SOS Flex (October) ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Flex (October) ETF	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$14,084,890	30-Day SEC Yield	-0.55%
Number of Holdings	5	30-Day SEC Yield Unsubsidized	-0.55%
Portfolio Turnover	0%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Security Type	(%)
Purchased Options	102.0%
Written Options	-2.6%
Cash & Other	0.6%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $6.43	95.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.76	5.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $344.26	0.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $650.13	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $459.01	-2.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Flex (October) ETF	PAGE 1	TSR-SAR-69374H451

Pacer Swan SOS Fund of Funds ETF
PSFF (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Pacer Swan SOS Fund of Funds ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Fund of Funds ETF	$6	0.12%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$423,749,568	30-Day SEC Yield	-0.09%
Number of Holdings	13	30-Day SEC Yield Unsubsidized	-0.09%
Portfolio Turnover	0%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Security Type**	(%)
Affiliated Exchange Traded Funds	99.5%
Investments Purchased with Proceeds from Securities Lending	0.5%
Cash & Other	0.0%

Top Holdings	(%)
Pacer Swan SOS Moderate (January) ETF	15.6%
Pacer Swan SOS Moderate (October) ETF	13.8%
Pacer Swan SOS Moderate (July) ETF	13.8%
Pacer Swan SOS Moderate (April) ETF	12.4%
Pacer Swan SOS Conservative (October) ETF	8.0%
Pacer Swan SOS Conservative (April) ETF	7.9%
Pacer Swan SOS Conservative (July) ETF	7.1%
Pacer Swan SOS Conservative (January) ETF	6.1%
Pacer Swan SOS Flex (January) ETF	5.3%
Pacer Swan SOS Flex (July) ETF	3.8%
*	Percentages are stated as a percent of net assets.
**	Amount represents less than 0.005.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Fund of Funds ETF	PAGE 1	TSR-SAR-69374H568

Pacer Swan SOS Moderate (April) ETF
PSMR (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Pacer Swan SOS Moderate (April) ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Moderate (April) ETF	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$78,388,175	30-Day SEC Yield	-0.55%
Number of Holdings	4	30-Day SEC Yield Unsubsidized	-0.55%
Portfolio Turnover	0%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Security Type	(%)
Purchased Options	104.5%
Written Options	-5.5%
Cash & Other	1.0%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $6.21	97.8%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.45	6.7%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $629.15	-2.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $475.48	-2.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Moderate (April) ETF	PAGE 1	TSR-SAR-69374H519

Pacer Swan SOS Moderate (January) ETF
PSMD (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Pacer Swan SOS Moderate (January) ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Moderate (January) ETF	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$85,916,570	30-Day SEC Yield	-0.55%
Number of Holdings	4	30-Day SEC Yield Unsubsidized	-0.55%
Portfolio Turnover	0%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Security Type	(%)
Purchased Options	102.6%
Written Options	-3.5%
Cash & Other	0.9%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $6.51	94.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.14	7.7%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $656.53	-0.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $498.17	-2.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Moderate (January) ETF	PAGE 1	TSR-SAR-69374H550

Pacer Swan SOS Moderate (July) ETF
PSMJ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Pacer Swan SOS Moderate (July) ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Moderate (July) ETF	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$70,786,200	30-Day SEC Yield	-0.55%
Number of Holdings	4	30-Day SEC Yield Unsubsidized	-0.55%
Portfolio Turnover	0%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Security Type	(%)
Purchased Options	99.6%
Written Options	-0.5%
Cash & Other	0.9%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $6.04	97.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.27	2.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $619.54	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $462.59	-0.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Moderate (July) ETF	PAGE 1	TSR-SAR-69374H493

Pacer Swan SOS Moderate (October) ETF
PSMO (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Pacer Swan SOS Moderate (October) ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Moderate (October) ETF	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$103,961,278	30-Day SEC Yield	-0.55%
Number of Holdings	4	30-Day SEC Yield Unsubsidized	-0.55%
Portfolio Turnover	0%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Security Type	(%)
Purchased Options	101.3%
Written Options	-2.2%
Cash & Other	0.9%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $6.37	95.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.82	5.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $640.55	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $487.70	-1.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Moderate (October) ETF	PAGE 1	TSR-SAR-69374H485

Pacer US Cash Cows Bond Fund
MILK (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Pacer US Cash Cows Bond Fund for the period of December 17, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer US Cash Cows Bond Fund	$19	0.51%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from December 17, 2024 to April 30, 2025. Expenses would be higher if the Fund had been in operations for a full year.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,796,602	30-Day SEC Yield	6.07%
Number of Holdings	101	30-Day SEC Yield Unsubsidized	6.07%
Portfolio Turnover	0%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
CVS Health Corp.	4.0%
Pilgrim’s Pride Corp.	4.0%
Altria Group, Inc.	3.9%
Royalty Pharma PLC	3.9%
Occidental Petroleum Corp.	3.6%
Berry Global, Inc.	3.2%
Leggett & Platt, Inc.	3.0%
Cleveland-Cliffs, Inc.	3.0%
Fox Corp.	2.9%
Williams Cos., Inc.	2.9%

Top Sectors**	(%)
Energy	22.0%
Consumer Discretionary	17.5%
Health Care	14.5%
Materials	11.7%
Information Technology	10.8%
Consumer Staples	9.8%
Communication Services	7.0%
Industrials	4.7%
Cash & Other	2.0%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S.Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer US Cash Cows Bond Fund	PAGE 1	TSR-SAR-69374H279

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Cash Cows Bond Fund	PAGE 2	TSR-SAR-69374H279

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Pacer Funds
Pacer American Energy Independence ETF Ticker: USAI
Pacer BlueStar Digital Entertainment ETF Ticker: ODDS
Pacer Bluestar Engineering the Future ETF Ticker: BULD
Pacer Developed Markets Cash Cows Growth Leaders ETF Ticker: EAFG
Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF Ticker: QSIX
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF Ticker: QDPL
Pacer PE/VC ETF Ticker: PEVC
Pacer Solactive Whitney Future of Warfare ETF Ticker: FOWF
Pacer Swan SOS Conservative (April) ETF Ticker: PSCW
Pacer Swan SOS Conservative (January) ETF Ticker: PSCX
Pacer Swan SOS Conservative (July) ETF Ticker: PSCJ
Pacer Swan SOS Conservative (October) ETF Ticker: PSCQ
Pacer Swan SOS Flex (April) ETF Ticker: PSFM
Pacer Swan SOS Flex (January) ETF Ticker: PSFD
Pacer Swan SOS Flex (July) ETF Ticker: PSFJ
Pacer Swan SOS Flex (October) ETF Ticker: PSFO
Pacer Swan SOS Fund of Funds ETF Ticker: PSFF
Pacer Swan SOS Moderate (April) ETF Ticker: PSMR
Pacer Swan SOS Moderate (January) ETF Ticker: PSMD
Pacer Swan SOS Moderate (July) ETF Ticker: PSMJ
Pacer Swan SOS Moderate (October) ETF Ticker: PSMO
Pacer US Cash Cows Bond ETF Ticker: MILK
Core Financial Statements
April 30, 2025

PACER AMERICAN ENERGY INDEPENDENCE ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Energy - 99.6%(a)
Antero Midstream Corp.	150,494	$2,490,676
Archrock, Inc.	93,564	2,201,561
Cheniere Energy, Inc.	30,973	7,158,170
DT Midstream, Inc.	33,832	3,288,470
Enbridge, Inc.	160,072	7,485,741
Energy Transfer LP	377,688	6,246,960
Enterprise Products Partners LP	121,647	3,637,245
Excelerate Energy, Inc. - Class A	62,590	1,601,052
Genesis Energy LP	101,799	1,398,718
Gibson Energy, Inc.	136,622	2,149,522
Hess Midstream LP - Class A(b)	58,864	2,187,975
Keyera Corp.	91,730	2,847,183
Kinder Morgan, Inc.	251,520	6,614,976
Kinetik Holdings, Inc.	39,092	1,616,063
Kodiak Gas Services, Inc.	52,407	1,782,362
MPLX LP	78,104	3,977,837
New Fortress Energy, Inc.(b)	176,668	959,307
NextDecade Corp.(b)(c)	215,362	1,610,908
ONEOK, Inc.	70,740	5,811,998
Pembina Pipeline Corp.	103,826	3,968,976
Plains GP Holdings LP - Class A	112,747	2,101,604
Targa Resources Corp.	20,827	3,559,334
TC Energy Corp.	84,942	4,291,463
Venture Global, Inc. - Class A(b)	162,060	1,359,684
Western Midstream Partners LP	59,742	2,246,299
Williams Cos., Inc.	117,848	6,902,357
		89,496,441
TOTAL COMMON STOCKS (Cost $66,455,809)		89,496,441
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(d)	3,547,401	3,547,401
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,547,401)		3,547,401
TOTAL INVESTMENTS - 103.6% (Cost $70,003,210)		$93,043,842
Liabilities in Excess of Other Assets - (3.6)%		(3,262,436)
TOTAL NET ASSETS - 100.0%		$89,781,406

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
LP - Limited Partnership
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	All or a portion of this security is on loan as of April 30, 2025. The total market value of these securities was $3,293,654 which represented 3.7% of net assets.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

PACER BLUESTAR DIGITAL ENTERTAINMENT ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 40.4%(a)
Better Collective AS(b)	1,728	$22,772
Capcom Co. Ltd.	864	25,071
CD Projekt SA	298	18,445
Electronic Arts, Inc.	266	38,594
Embracer Group AB(b)	1,393	17,571
Kingsoft Corp. Ltd.	3,213	15,993
Konami Group Corp.	194	27,677
Krafton, Inc.(b)	82	21,430
MIXI, Inc.	583	12,957
Modern Times Group MTG AB - Class B(b)	1,190	14,337
NCSoft Corp.	131	13,482
NetEase, Inc. - ADR	502	53,744
Nexon Co. Ltd.	1,255	19,752
Nintendo Co. Ltd.	1,020	84,595
ROBLOX Corp. - Class A(b)	816	54,713
Skillz, Inc.(b)	1,795	9,190
Square Enix Holdings Co. Ltd.	346	20,082
Take-Two Interactive Software, Inc.(b)	179	41,764
Tencent Holdings Ltd.	1,905	117,228
Ubisoft Entertainment SA(b)	1,013	11,930
XD, Inc.(b)	2,832	13,111
		654,438
Consumer Discretionary - 52.2%(a)
Aristocrat Leisure Ltd.	799	34,171
Bandai Namco Holdings, Inc.	855	29,665
Betsson AB	2,370	41,700
DraftKings, Inc.(b)	3,252	108,259
Entain PLC	6,411	54,599
Everi Holdings, Inc.(b)	2,165	30,418
Evoke PLC(b)	23,233	15,454
Evolution AB(c)	1,577	110,236
Flutter Entertainment PLC(b)	95	22,894
Flutter Entertainment PLC(b)	442	106,032
GameStop Corp.(b)	931	25,938
Genius Sports Ltd.(b)	3,754	40,506
Jumbo Interactive Ltd.	3,086	20,101
Kambi Group PLC(b)	2,000	21,981
Playtech PLC(b)	4,782	48,544
PointsBet Holdings Ltd.(b)	27,016	18,928
Rank Group PLC	6,278	7,144
Rush Street Interactive, Inc.(b)	2,533	30,725
Sportradar Group AG(b)	1,759	40,651
Super Group SGHC Ltd.	4,600	37,352
		845,298

	Shares	Value
Information Technology - 7.3%
AppLovin Corp. - Class A(b)	321	$86,449
Micro-Star International Co. Ltd.	3,039	13,255
Unity Software, Inc.(b)	858	18,078
		117,782
TOTAL COMMON STOCKS (Cost $1,427,081)		1,617,518
TOTAL INVESTMENTS - 99.9% (Cost $1,427,081)		$1,617,518
Other Assets in Excess of Liabilities - 0.1%		2,247
TOTAL NET ASSETS - 100.0%		$1,619,765

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $110,236 or 6.8% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

2

PACER BLUESTAR ENGINEERING THE FUTURE ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 1.5%
Denso Corp.	1,414	$18,314
Energy - 0.1%
Oceaneering International, Inc.(a)	70	1,242
Health Care - 1.1%
BICO Group AB(a)	3,576	12,851
Industrials - 35.2%(b)
3D Systems Corp.(a)	28,051	51,614
Amada Co. Ltd.	250	2,499
ANDRITZ AG	61	4,372
ATS Corp.(a)	67	1,686
AutoStore Holdings Ltd.(a)(c)	1,527	685
Daifuku Co. Ltd.	240	6,372
Emerson Electric Co.	310	32,584
FANUC Corp.	483	12,373
IMI PLC	171	4,038
Kadant, Inc.(d)	6	1,770
Konecranes Oyj	55	3,676
Lincoln Electric Holdings, Inc.	33	5,815
Nano Dimension Ltd. - ADR(a)(d)	16,357	25,517
Proto Labs, Inc.(a)	2,470	86,845
Rockwell Automation, Inc.	56	13,870
Siemens AG	445	102,157
Stratasys Ltd.(a)	6,864	64,796
Yaskawa Electric Corp.	139	2,940
		423,609
Information Technology - 62.0%(b)
Advantest Corp.	280	11,509
Amkor Technology, Inc.	78	1,361
ANSYS, Inc.(a)	186	59,870
Applied Materials, Inc.	398	59,983
ASM International NV	27	13,053
ASML Holding NV(d)	154	102,884
ASMPT Ltd.	206	1,387
Autodesk, Inc.(a)(d)	357	97,907
Axcelis Technologies, Inc.(a)	25	1,225
Azbil Corp.	429	3,705
BE Semiconductor Industries NV	49	5,249
Belden, Inc.	22	2,268
Bentley Systems, Inc. - Class B	411	17,669
Camtek Ltd./Israel(d)	30	1,960
Dassault Systemes SE	1,948	72,721
Disco Corp.	48	9,294
Keyence Corp.	123	51,601
KLA Corp.	69	48,486
Kulicke & Soffa Industries, Inc.	39	1,257
Lam Research Corp.	664	47,589
Lasertec Corp.	46	4,286
Materialise NV - ADR(a)	2,199	11,303
Nemetschek SE	186	24,590
Nova Ltd.(a)	17	3,336

	Shares	Value
Omron Corp.	120	$3,559
Onto Innovation, Inc.(a)	30	3,659
PTC, Inc.(a)	223	34,558
Renishaw PLC	42	1,257
SCREEN Holdings Co. Ltd.	58	3,848
Teradyne, Inc.	78	5,788
Tokyo Electron Ltd.	219	32,587
Tokyo Seimitsu Co. Ltd.	34	1,900
Yokogawa Electric Corp.	148	3,204
		744,853
TOTAL COMMON STOCKS (Cost $1,237,179)		1,200,869
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 18.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(e)	224,284	224,284
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $224,284)		224,284
TOTAL INVESTMENTS - 118.6% (Cost $1,461,463)		$1,425,153
Liabilities in Excess of Other Assets - (18.6)%		(223,125)
TOTAL NET ASSETS - 100.0%		$1,202,028

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $685 or 0.1% of the Fund’s net assets.

(d)	All or a portion of this security is on loan as of April 30, 2025. The total market value of these securities was $218,056 which represented 18.1% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

3

PACER DEVELOPED MARKETS CASH COWS GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Australia - 9.6%
Aristocrat Leisure Ltd.	377	$16,141
BHP Group Ltd.	190	4,648
CAR Group Ltd.	222	4,737
Computershare Ltd.	855	22,301
Fortescue Ltd.	395	4,096
Pro Medicus Ltd.	191	28,067
REA Group Ltd.	50	7,950
Transurban Group	589	5,324
WiseTech Global Ltd.	51	2,892
		96,156
Belgium - 0.7%
Anheuser-Busch InBev SA	110	7,178
Denmark - 2.6%
AP Moller - Maersk AS - Class B	8	13,641
Genmab AS(a)	15	3,165
Novo Nordisk AS	30	1,981
Pandora AS	48	7,082
		25,869
Finland - 1.8%
Fortum OYJ	425	7,099
Nokia OYJ	2,259	11,232
		18,331
France - 2.9%
Dassault Systemes SE	193	7,180
Hermes International SCA	6	16,252
LVMH Moet Hennessy Louis Vuitton SE	10	5,527
		28,959
Germany - 1.9%
Deutsche Telekom AG	519	18,579
Hong Kong - 2.0%
Galaxy Entertainment Group Ltd.	2,462	8,952
Power Assets Holdings Ltd.	966	6,396
Yangzijiang Shipbuilding Holdings Ltd.	3,038	5,187
		20,535
Ireland - 0.7%
Experian PLC	150	7,427
Israel - 7.9%
Check Point Software Technologies Ltd.(a)	61	13,393
CyberArk Software Ltd.(a)	57	20,073
Global-e Online Ltd.(a)	461	16,555
Monday.com Ltd.(a)	51	14,330
Wix.com Ltd.(a)	88	14,924
		79,275

	Shares	Value
Italy - 1.8%
Moncler SpA	192	$11,754
Recordati Industria Chimica e Farmaceutica SpA	111	6,520
		18,274
Japan - 25.9%(b)
Advantest Corp.	303	12,425
Capcom Co. Ltd.	552	15,979
Central Japan Railway Co.	204	4,182
Chugai Pharmaceutical Co. Ltd.	148	8,508
Daifuku Co. Ltd.	858	22,725
Disco Corp.	19	3,670
FANUC Corp.	233	5,954
Fast Retailing Co. Ltd.	19	6,243
Hoya Corp.	33	3,873
Inpex Corp.	323	4,087
Kansai Electric Power Co., Inc.	215	2,639
Keyence Corp.	10	4,185
Konami Group Corp.	195	27,754
LY Corp.	4,911	18,541
M3, Inc.(a)	1,408	17,593
Makita Corp.	186	5,440
Murata Manufacturing Co. Ltd.	218	3,376
Nexon Co. Ltd.	209	3,282
Nintendo Co. Ltd.	331	27,386
Obic Co. Ltd.	135	4,712
Ono Pharmaceutical Co. Ltd.	274	3,147
Oriental Land Co. Ltd.	153	3,245
Recruit Holdings Co. Ltd.	94	5,221
Shimano, Inc.	21	2,965
Shin-Etsu Chemical Co. Ltd.	92	2,786
Shionogi & Co. Ltd.	401	6,714
Sony Group Corp.	798	21,047
Takeda Pharmaceutical Co. Ltd.	216	6,546
ZOZO, Inc.	651	6,620
		260,845
Luxembourg - 1.7%
Tenaris SA	1,054	17,534
Macao - 1.4%
Sands China Ltd.(a)	7,853	14,156
Netherlands - 3.7%
ASM International NV	7	3,373
ASML Holding NV	5	3,299
BE Semiconductor Industries NV	38	4,057
Koninklijke KPN NV	1,426	6,615
Prosus NV	317	14,697
Wolters Kluwer NV	32	5,635
		37,676

The accompanying notes are an integral part of these financial statements.

4

PACER DEVELOPED MARKETS CASH COWS GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
New Zealand - 1.2%
Xero Ltd.(a)	113	$11,884
Norway - 1.5%
Kongsberg Gruppen ASA	97	15,552
Singapore - 4.1%
Grab Holdings Ltd. - Class A(a)	6,373	31,100
Singapore Airlines Ltd.	1,893	9,725
		40,825
Spain - 3.3%
Aena SME SA(c)	52	13,042
Amadeus IT Holding SA	160	12,540
Industria de Diseno Textil SA	140	7,492
		33,074
Sweden - 9.5%
Atlas Copco AB - Class A	315	4,884
Evolution AB(c)	39	2,720
Hexagon AB - Class B	1,059	10,264
Spotify Technology SA(a)(d)	72	44,207
Tele2 AB - Class B	773	11,376
Telefonaktiebolaget LM Ericsson - Class B	1,388	11,686
Telia Co. AB	2,844	10,637
		95,774
Switzerland - 7.5%
Cie Financiere Richemont SA	107	18,830
Geberit AG	8	5,527
Givaudan SA	1	4,825
LafargeHolcim Ltd.	117	12,985
Logitech International SA	116	8,720
Novartis AG	43	4,886
Roche Holding AG	20	6,526
Sonova Holding AG	17	5,219
Swisscom AG	8	5,331
VAT Group AG(c)	8	2,853
		75,702
United Kingdom - 7.7%
Auto Trader Group PLC(c)	451	5,044
British American Tobacco PLC	236	10,216
Halma PLC	257	9,439
Informa PLC	724	7,022
Reckitt Benckiser Group PLC	202	13,024
RELX PLC	193	10,461
Sage Group PLC	1,017	16,773
Vodafone Group PLC	5,398	5,270
		77,249
TOTAL COMMON STOCKS (Cost $970,419)		1,000,854

	Shares	Value
EXCHANGE TRADED FUNDS - 0.1%
iShares MSCI EAFE Growth ETF	10	$1,043
TOTAL EXCHANGE TRADED FUNDS (Cost $998)		1,043
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(e)	40,018	40,018
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $40,018)		40,018
TOTAL INVESTMENTS - 103.5% (Cost $1,011,435)		$1,041,915
Liabilities in Excess of Other Assets - (3.5)%		(35,647)
TOTAL NET ASSETS - 100.0%		$1,006,268

Percentages are stated as a percent of net assets.
ASA - Advanced Subscription Agreement
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $23,659 or 2.4% of the Fund’s net assets.

(d)	All or a portion of this security is on loan as of April 30, 2025. The total market value of these securities was $41,751 which represented 4.1% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

5

PACER METAURUS NASDAQ-100 DIVIDEND MULTIPLIER 600 ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.3%
Communication Services - 13.8%
Alphabet, Inc. - Class A	872	$138,474
Alphabet, Inc. - Class C	822	132,252
Charter Communications, Inc. - Class A(a)	52	20,377
Comcast Corp. - Class A	1,387	47,435
Electronic Arts, Inc.	96	13,929
Meta Platforms, Inc. - Class A(b)	327	179,522
Netflix, Inc.(a)	157	177,679
Take-Two Interactive Software, Inc.(a)	65	15,166
T-Mobile US, Inc.	420	103,719
Trade Desk, Inc. - Class A(a)	166	8,903
Warner Bros Discovery, Inc.(a)	903	7,829
		845,285
Consumer Discretionary - 12.1%
Airbnb, Inc. - Class A(a)	159	19,385
Amazon.com, Inc.(a)	1,584	292,122
Booking Holdings, Inc.	12	61,191
DoorDash, Inc. - Class A(a)	145	27,969
Lululemon Athletica, Inc.(a)	43	11,643
Marriott International, Inc. - Class A	101	24,097
MercadoLibre, Inc.(a)	19	44,286
O’Reilly Automotive, Inc.(a)	21	29,719
PDD Holdings, Inc. - ADR(a)(b)	246	25,970
Ross Stores, Inc.	121	16,819
Starbucks Corp.	418	33,461
Tesla Motors, Inc.(a)	543	153,213
		739,875
Consumer Staples - 5.5%
Coca-Cola Europacific Partners PLC	169	15,335
Costco Wholesale Corp.	163	162,103
Keurig Dr Pepper, Inc.	499	17,260
Mondelez International, Inc. - Class A	476	32,430
Monster Beverage Corp.(a)	358	21,523
PepsiCo, Inc.	504	68,332
The Kraft Heinz Co.	439	12,775
		329,758
Energy - 0.4%
Baker Hughes Co.	364	12,886
Diamondback Energy, Inc.	106	13,993
		26,879
Financials - 0.4%
PayPal Holdings, Inc.(a)	364	23,966
Health Care - 5.0%
Amgen, Inc.	198	57,602
AstraZeneca PLC - ADR(b)	214	15,363
Biogen, Inc.(a)	54	6,538
DexCom, Inc.(a)	144	10,279
GE HealthCare Technologies, Inc.	168	11,815
Gilead Sciences, Inc.	458	48,795
IDEXX Laboratories, Inc.(a)(b)	30	12,980

	Shares	Value
Intuitive Surgical, Inc.(a)	131	$67,571
Regeneron Pharmaceuticals, Inc.	40	23,950
Vertex Pharmaceuticals, Inc.(a)	94	47,893
		302,786
Industrials - 4.4%
Automatic Data Processing, Inc.	150	45,089
Axon Enterprise, Inc.(a)	28	17,172
Cintas Corp.	148	31,329
Copart, Inc.(a)	355	21,666
CSX Corp.	697	19,565
Fastenal Co.	211	17,085
Honeywell International, Inc.	239	50,309
Old Dominion Freight Line, Inc.	78	11,956
PACCAR, Inc.	193	17,411
Paychex, Inc.	132	19,420
Verisk Analytics, Inc.	52	15,414
		266,416
Information Technology - 43.9%(c)
Adobe, Inc.(a)	160	59,997
Advanced Micro Devices, Inc.(a)	596	58,021
Analog Devices, Inc.	182	35,475
ANSYS, Inc.(a)	32	10,300
Apple, Inc.	2,245	477,062
Applied Materials, Inc.	299	45,062
AppLovin Corp. - Class A(a)	114	30,701
ARM Holdings PLC - ADR(a)(b)	48	5,474
ASML Holding NV(b)	33	22,047
Atlassian Corp. - Class A(a)	60	13,699
Autodesk, Inc.(a)(b)	79	21,666
Broadcom, Inc.	1,159	223,072
Cadence Design System, Inc.(a)(b)	101	30,072
CDW Corp.	49	7,867
Cisco Systems, Inc.	1,463	84,459
Cognizant Technology Solutions Corp. - Class A(b)	182	13,390
Crowdstrike Holdings, Inc. - Class A(a)	86	36,883
Datadog, Inc. - Class A(a)	117	11,953
Fortinet, Inc.(a)(b)	283	29,364
GlobalFoundries, Inc.(a)	203	7,119
Intel Corp.	1,592	31,999
Intuit, Inc.(b)	103	64,629
KLA Corp.	49	34,432
Lam Research Corp.	472	33,828
Marvell Technology, Inc.	318	18,562
Microchip Technology, Inc.	198	9,124
Micron Technology, Inc.	410	31,550
Microsoft Corp.	1,111	439,133
MicroStrategy, Inc. - Class A(a)(b)	87	33,070
MongoDB, Inc.(a)	27	4,649
NVIDIA Corp.	3,647	397,230
NXP Semiconductors NV	93	17,141
ON Semiconductor Corp.(a)(b)	155	6,154
Palantir Technologies, Inc. - Class A(a)	827	97,950

The accompanying notes are an integral part of these financial statements.

6

PACER METAURUS NASDAQ-100 DIVIDEND MULTIPLIER 600 ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Palo Alto Networks, Inc.(a)(b)	243	$45,424
QUALCOMM, Inc.	407	60,423
Roper Technologies, Inc.	39	21,843
Synopsys, Inc.(a)	57	26,164
Texas Instruments, Inc.	335	53,617
Workday, Inc. - Class A(a)	79	19,355
Zscaler, Inc.(a)	56	12,666
		2,682,626
Materials - 1.3%
Linde PLC	174	78,862
Real Estate - 0.2%
CoStar Group, Inc.(a)	151	11,200
Utilities - 1.3%
American Electric Power Co., Inc.	196	21,235
Constellation Energy Corp.	115	25,695
Exelon Corp.	370	17,353
Xcel Energy, Inc.(b)	211	14,918
		79,201
TOTAL COMMON STOCKS (Cost $5,495,758)		5,386,854
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(d)	503,216	503,216
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $503,216)		503,216
TOTAL INVESTMENTS - 96.5% (Cost $5,998,974)		$5,890,070
Other Assets in Excess of Liabilities - 3.5%		215,142
TOTAL NET ASSETS - 100.0%		$6,105,212

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2025. The total market value of these securities was $491,496 which represented 8.1% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

7

PACER METAURUS NASDAQ-100 DIVIDEND MULTIPLIER 600 ETF
SCHEDULE OF FUTURES CONTRACTS
April 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
NASDAQ 100 Annual Dividend Index	15	12/19/2025	$231,300	$(14,056)
NASDAQ 100 Annual Dividend Index	16	12/18/2026	264,320	(2,548)
NASDAQ 100 Annual Dividend Index	16	12/17/2027	264,000	(5,068)
Net Unrealized Appreciation (Depreciation)				$(21,672)

The accompanying notes are an integral part of these financial statements.

8

Pacer Metaurus US Large Cap DIVIDEND Multiplier 400 ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.3%
Communication Services - 8.2%
Alphabet, Inc. - Class A	93,197	$14,799,684
Alphabet, Inc. - Class C	75,517	12,149,930
AT&T, Inc.	114,685	3,176,774
Charter Communications, Inc. - Class A(a)	1,518	594,843
Comcast Corp. - Class A	60,253	2,060,653
Electronic Arts, Inc.	3,769	546,844
Fox Corp. - Class A(b)	3,470	172,771
Fox Corp. - Class B	2,091	96,688
Interpublic Group of Cos., Inc.	5,938	149,163
Live Nation Entertainment, Inc.(a)	2,501	331,257
Match Group, Inc.	4,010	118,937
Meta Platforms, Inc. - Class A	34,982	19,205,118
Netflix, Inc.(a)	6,818	7,716,067
News Corp. - Class A	6,024	163,371
News Corp. - Class B(b)	1,778	55,865
Omnicom Group, Inc.(b)	3,115	237,238
Paramount Global - Class B(b)	9,505	111,589
Take-Two Interactive Software, Inc.(a)	2,615	610,132
TKO Group Holdings, Inc.	1,055	171,870
T-Mobile US, Inc.	7,644	1,887,686
Verizon Communications, Inc.	67,257	2,963,343
Walt Disney Co.	28,870	2,625,726
Warner Bros Discovery, Inc.(a)	35,664	309,207
		70,254,756
Consumer Discretionary - 9.1%
Airbnb, Inc. - Class A(a)	6,897	840,882
Amazon.com, Inc.(a)	150,705	27,793,016
Aptiv PLC(a)	3,650	208,269
AutoZone, Inc.(a)	260	978,276
Best Buy Co., Inc.	3,085	205,739
Booking Holdings, Inc.	512	2,610,831
Caesars Entertainment, Inc.(a)	3,387	91,652
CarMax, Inc.(a)	2,455	158,765
Carnival Corp.(a)	16,736	306,938
Chipotle Mexican Grill, Inc.(a)	21,645	1,093,505
Darden Restaurants, Inc.(b)	1,862	373,592
Deckers Outdoor Corp.(a)	2,423	268,541
Domino’s Pizza, Inc.	534	261,858
DoorDash, Inc. - Class A(a)	5,399	1,041,413
DR Horton, Inc.	4,513	570,172
eBay, Inc.	7,636	520,470
Expedia Group, Inc.	1,958	307,269
Ford Motor Co.	62,176	622,382
Garmin Ltd.	2,452	458,205
General Motors Co.	15,895	719,090
Genuine Parts Co.	2,201	258,728
Hasbro, Inc.	2,079	128,690
Hilton Worldwide Holdings, Inc.(b)	3,823	862,010
Home Depot, Inc.	15,869	5,720,616
Las Vegas Sands Corp.	5,467	200,475

	Shares	Value
Lennar Corp. - Class A	3,713	$403,269
LKQ Corp.	4,147	158,457
Lowe’s Cos., Inc.	9,011	2,014,499
Lululemon Athletica, Inc.(a)	1,783	482,783
Marriott International, Inc. - Class A	3,640	868,431
McDonald’s Corp.	11,437	3,655,837
MGM Resorts International(a)(b)	3,561	112,029
Mohawk Industries, Inc.(a)(b)	836	88,909
NIKE, Inc. - Class B	18,851	1,063,196
Norwegian Cruise Line Holdings Ltd.(a)	7,003	112,258
NVR, Inc.(a)	46	327,785
O’Reilly Automotive, Inc.(a)	914	1,293,493
Pool Corp.	589	172,660
PulteGroup, Inc.	3,232	331,539
Ralph Lauren Corp.	617	138,794
Ross Stores, Inc.	5,255	730,445
Royal Caribbean Cruises Ltd.	3,956	850,184
Starbucks Corp.	18,149	1,452,827
Tapestry, Inc.	3,303	233,357
Tesla Motors, Inc.(a)	44,696	12,611,423
TJX Cos., Inc.	17,943	2,308,905
Tractor Supply Co.(b)	8,515	431,029
Ulta Beauty, Inc.(a)(b)	717	283,674
Williams-Sonoma, Inc.	1,955	301,989
Wynn Resorts Ltd.	1,411	113,317
Yum! Brands, Inc.	4,443	668,405
		77,810,878
Consumer Staples - 5.4%
Altria Group, Inc.	27,072	1,601,309
Archer-Daniels-Midland Co.	7,629	364,285
Brown-Forman Corp. - Class B	2,893	100,792
Bunge Global SA	2,115	166,493
Church & Dwight Co., Inc.	3,906	388,022
Clorox Co.	1,956	278,339
Coca-Cola Co.	61,854	4,487,508
Colgate-Palmolive Co.	12,956	1,194,414
Conagra Brands, Inc.	7,610	188,043
Constellation Brands, Inc. - Class A(b)	2,479	464,912
Costco Wholesale Corp.	7,068	7,029,126
Dollar General Corp.	3,503	328,196
Dollar Tree, Inc.(a)	3,227	263,872
Estee Lauder Cos., Inc. - Class A	3,723	223,231
General Mills, Inc.	8,804	499,539
Hershey Co.(b)	2,336	390,556
Hormel Foods Corp.	4,627	138,347
J M Smucker Co.	1,696	197,194
Kellanova	4,285	354,669
Kenvue, Inc.	30,614	722,490
Keurig Dr Pepper, Inc.	19,072	659,700
Kimberly-Clark Corp.	5,282	696,062
Kroger Co.	10,625	767,231
Lamb Weston Holdings, Inc.	2,257	119,192
McCormick & Co., Inc.	4,032	309,093

The accompanying notes are an integral part of these financial statements.

9

Pacer Metaurus US Large Cap DIVIDEND Multiplier 400 ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Staples - (Continued)
Molson Coors Beverage Co. - Class B	2,739	$157,575
Mondelez International, Inc. - Class A	20,663	1,407,770
Monster Beverage Corp.(a)	11,184	672,382
PepsiCo, Inc.	21,895	2,968,524
Philip Morris International, Inc.	24,832	4,255,211
Procter & Gamble Co.	37,454	6,088,897
Sysco Corp.	7,794	556,492
Target Corp.	7,314	707,264
The Campbell’s Co.	3,119	113,719
The Kraft Heinz Co.	13,922	405,130
Tyson Foods, Inc. - Class A	4,553	278,826
Walgreens Boots Alliance, Inc.	11,447	125,573
Walmart, Inc.(b)	69,292	6,738,647
		46,408,625
Energy - 2.8%
APA Corp.(b)	5,899	91,670
Baker Hughes Co.	15,819	559,993
Chevron Corp.(b)	26,683	3,630,489
ConocoPhillips	20,365	1,814,929
Coterra Energy, Inc.	11,744	288,433
Devon Energy Corp.	10,488	318,940
Diamondback Energy, Inc.	2,966	391,542
EOG Resources, Inc.	8,977	990,432
EQT Corp.	9,532	471,262
Expand Energy Corp.	3,354	348,481
Exxon Mobil Corp.	69,549	7,346,461
Halliburton Co.	13,856	274,626
Hess Corp.	4,401	567,949
Kinder Morgan, Inc.	30,884	812,249
Marathon Petroleum Corp.	5,039	692,409
Occidental Petroleum Corp.(b)	10,778	424,761
ONEOK, Inc.	9,899	813,302
Phillips 66	6,590	685,755
Schlumberger Ltd.(b)	22,374	743,935
Targa Resources Corp.	3,474	593,707
Texas Pacific Land Corp.	291	375,061
Valero Energy Corp.	5,048	586,022
Williams Cos., Inc.	19,460	1,139,772
		23,962,180
Financials - 12.8%
Aflac, Inc.	7,908	859,441
Allstate Corp.	4,225	838,198
American Express Co.	8,862	2,360,925
American International Group, Inc.	9,480	772,810
Ameriprise Financial, Inc.	1,513	712,653
Aon PLC - Class A	3,446	1,222,606
Apollo Global Management, Inc.	7,141	974,604
Arch Capital Group Ltd.	5,975	541,813
Arthur J Gallagher & Co.	4,060	1,302,001
Assurant, Inc.	819	157,854
Bank of America Corp.	105,796	4,219,145

	Shares	Value
Bank of New York Mellon Corp.	11,454	$921,016
Berkshire Hathaway, Inc. - Class B(a)	29,284	15,615,693
Blackrock, Inc.	2,302	2,104,627
Blackstone, Inc.	11,674	1,537,583
Brown & Brown, Inc.	3,772	417,183
Capital One Financial Corp.(b)	6,073	1,094,719
Cboe Global Markets, Inc.	1,670	370,406
Charles Schwab Corp.	27,216	2,215,382
Chubb Ltd.	5,941	1,699,601
Cincinnati Financial Corp.	2,495	347,329
Citigroup, Inc.	29,992	2,050,853
Citizens Financial Group, Inc.	6,963	256,865
CME Group, Inc.	5,750	1,593,210
Corpay, Inc.(a)(b)	1,104	359,209
Discover Financial Services	4,008	732,141
Erie Indemnity Co. - Class A(b)	386	138,427
Everest Group Ltd.	665	238,622
FactSet Research Systems, Inc.	588	254,145
Fidelity National Information Services, Inc.	8,445	666,142
Fifth Third Bancorp	10,689	384,163
Fiserv, Inc.(a)	9,077	1,675,342
Franklin Resources, Inc.	4,946	92,787
Global Payments, Inc.	3,956	301,882
Globe Life, Inc.	1,324	163,302
Goldman Sachs Group, Inc.	4,978	2,725,704
Hartford Financial Services Group, Inc.	4,575	561,215
Huntington Bancshares, Inc.	23,217	337,343
Intercontinental Exchange, Inc.	9,165	1,539,445
Invesco Ltd.	7,156	99,683
Jack Henry & Associates, Inc.	1,153	199,965
JPMorgan Chase & Co.	44,661	10,924,974
KeyCorp.	15,912	236,134
KKR & Co., Inc.	10,769	1,230,574
Loews Corp.	2,808	243,819
M&T Bank Corp.	2,642	448,506
MarketAxess Holdings, Inc.	583	129,187
Marsh & McLennan Cos., Inc.	7,824	1,764,077
Mastercard, Inc. - Class A(b)	13,000	7,124,780
MetLife, Inc.	9,232	695,816
Moody’s Corp.	2,470	1,119,206
Morgan Stanley	19,770	2,281,853
MSCI, Inc.	1,226	668,305
Nasdaq, Inc.	6,603	503,215
Northern Trust Corp.	3,107	291,996
PayPal Holdings, Inc.(a)	15,805	1,040,601
PNC Financial Services Group, Inc.	6,326	1,016,525
Principal Financial Group, Inc.	3,356	248,847
Progressive Corp.	9,339	2,631,170
Prudential Financial, Inc.	5,652	580,517
Raymond James Financial, Inc.	2,928	401,253
Regions Financial Corp.	14,514	296,231
S&P Global, Inc.	5,024	2,512,251
State Street Corp.	4,588	404,203

The accompanying notes are an integral part of these financial statements.

10

Pacer Metaurus US Large Cap DIVIDEND Multiplier 400 ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Synchrony Financial	6,190	$321,571
T Rowe Price Group, Inc.	3,545	313,910
Travelers Cos., Inc.	3,608	952,981
Truist Financial Corp.	21,010	805,523
US Bancorp	24,911	1,004,910
Visa, Inc. - Class A(b)	27,514	9,506,087
W R Berkley Corp.	4,795	343,754
Wells Fargo & Co.	52,535	3,730,510
Willis Towers Watson PLC	1,594	490,633
		108,919,953
Health Care - 9.5%
Abbott Laboratories	27,710	3,623,083
AbbVie, Inc.	28,188	5,499,479
Agilent Technologies, Inc.	4,539	488,396
Align Technology, Inc.(a)	1,111	192,536
Amgen, Inc.	8,562	2,490,857
Baxter International, Inc.(b)	8,150	254,036
Becton Dickinson & Co.	4,568	945,987
Biogen, Inc.(a)	2,315	280,300
Bio-Techne Corp.	2,521	126,932
Boston Scientific Corp.(a)	23,528	2,420,325
Bristol-Myers Squibb Co.	32,422	1,627,584
Cardinal Health, Inc.	3,838	542,271
Cencora, Inc.	2,745	803,379
Centene Corp.(a)	7,923	474,192
Charles River Laboratories International, Inc.(a)(b)	816	96,794
Cigna Group	4,361	1,482,914
Cooper Cos., Inc.(a)	3,188	260,364
CVS Health Corp.	20,132	1,343,006
Danaher Corp.	10,202	2,033,565
DaVita, Inc.(a)(b)	681	96,396
DexCom, Inc.(a)	6,220	443,984
Edwards Lifesciences Corp.(a)	9,400	709,606
Elevance Health, Inc.	3,688	1,551,099
Eli Lilly & Co.	12,566	11,296,206
GE HealthCare Technologies, Inc.	7,300	513,409
Gilead Sciences, Inc.	19,907	2,120,892
HCA Healthcare, Inc.	2,841	980,372
Henry Schein, Inc.(a)(b)	1,979	128,576
Hologic, Inc.(a)	3,572	207,890
Humana, Inc.	1,917	502,714
IDEXX Laboratories, Inc.(a)(b)	1,292	558,984
Incyte Corp.(a)	2,560	160,410
Insulet Corp.(a)(b)	1,110	280,042
Intuitive Surgical, Inc.(a)	5,693	2,936,449
IQVIA Holdings, Inc.(a)	2,663	412,951
Johnson & Johnson	38,450	6,010,120
Labcorp Holdings, Inc.(b)	1,315	316,928
McKesson Corp.	1,989	1,417,739
Medtronic PLC	20,464	1,734,529
Merck & Co., Inc.	40,413	3,443,188

	Shares	Value
Mettler-Toledo International, Inc.(a)	324	$346,865
Moderna, Inc.(a)	5,389	153,802
Molina Healthcare, Inc.(a)	884	289,077
Pfizer, Inc.	90,529	2,209,813
Quest Diagnostics, Inc.	1,767	314,915
Regeneron Pharmaceuticals, Inc.	1,678	1,004,719
ResMed, Inc.(b)	2,322	549,362
Revvity, Inc.(b)	1,933	180,600
Solventum Corp.(a)	2,188	144,671
STERIS PLC	1,545	347,223
Stryker Corp.	5,463	2,042,725
Thermo Fisher Scientific, Inc.	6,093	2,613,897
UnitedHealth Group, Inc.	14,689	6,043,642
Universal Health Services, Inc. - Class B	933	165,206
Vertex Pharmaceuticals, Inc.(a)	4,098	2,087,931
Viatris, Inc.	19,067	160,544
Waters Corp.(a)	944	328,257
West Pharmaceutical Services, Inc.	1,146	242,138
Zimmer Biomet Holdings, Inc.	3,180	327,699
Zoetis, Inc.	7,153	1,118,729
		81,480,299
Industrials - 7.5%
3M Co.	8,650	1,201,572
A O Smith Corp.	1,877	127,373
Allegion PLC	1,370	190,704
AMETEK, Inc.	3,679	623,885
Automatic Data Processing, Inc.	6,495	1,952,397
Axon Enterprise, Inc.(a)	1,146	702,842
Boeing Co.(a)	11,980	2,195,215
Broadridge Financial Solutions, Inc.	1,861	451,106
Builders FirstSource, Inc.(a)(b)	1,831	219,043
Carrier Global Corp.	12,894	806,391
Caterpillar, Inc.	7,619	2,356,328
CH Robinson Worldwide, Inc.	1,887	168,358
Cintas Corp.	5,457	1,155,138
Copart, Inc.(a)	13,991	853,871
CSX Corp.	30,811	864,865
Cummins, Inc.	2,177	639,690
Dayforce, Inc.(a)	2,535	146,700
Deere & Co.	4,044	1,874,637
Delta Air Lines, Inc.	10,227	425,750
Dover Corp.	2,173	370,822
Eaton Corp. PLC	6,314	1,858,652
Emerson Electric Co.	9,000	945,990
Equifax, Inc.	1,969	512,196
Expeditors International of Washington, Inc.	2,216	243,561
Fastenal Co.	9,147	740,633
FedEx Corp.	3,528	742,044
Fortive Corp.	5,429	378,347
GE Vernova, Inc.	4,394	1,629,383
Generac Holdings, Inc.(a)	947	108,318
General Dynamics Corp.	4,051	1,102,358

The accompanying notes are an integral part of these financial statements.

11

Pacer Metaurus US Large Cap DIVIDEND Multiplier 400 ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
General Electric Co.(b)	17,131	$3,452,582
Honeywell International, Inc.	10,386	2,186,253
Howmet Aerospace, Inc.	6,466	896,058
Hubbell, Inc.	855	310,519
Huntington Ingalls Industries, Inc.	605	139,356
IDEX Corp.	1,197	208,242
Illinois Tool Works, Inc.(b)	4,257	1,021,297
Ingersoll Rand, Inc.	6,433	485,241
Jacobs Solutions, Inc.	1,946	240,915
JB Hunt Trasport Services, Inc.	1,254	163,747
Johnson Controls International PLC	10,539	884,222
L3Harris Technologies, Inc.	2,989	657,640
Leidos Holdings, Inc.	2,079	305,987
Lennox International, Inc.	495	270,641
Lockheed Martin Corp.	3,341	1,596,163
Masco Corp.	3,380	204,862
Nordson Corp.(b)	864	163,788
Norfolk Southern Corp.	3,603	807,252
Northrop Grumman Corp.	2,155	1,048,407
Old Dominion Freight Line, Inc.	2,982	457,081
Otis Worldwide Corp.	6,335	609,870
PACCAR, Inc.	8,363	754,426
Parker-Hannifin Corp.(b)	2,042	1,235,533
Paychex, Inc.	5,108	751,489
Paycom Software, Inc.	729	165,038
Pentair PLC	2,631	238,711
Quanta Services, Inc.(b)	2,334	683,138
Republic Services, Inc.	3,241	812,681
Rockwell Automation, Inc.	1,799	445,576
Rollins, Inc.	4,470	255,371
RTX Corp.	21,260	2,681,524
Snap-On, Inc.	836	262,345
Southwest Airlines Co.(b)	9,470	264,781
Stanley Black & Decker, Inc.	2,460	147,649
Textron, Inc.	2,900	204,073
Trane Technologies PLC	3,570	1,368,417
TransDigm Group, Inc.	893	1,261,872
Uber Technologies, Inc.(a)	33,371	2,703,385
Union Pacific Corp.	9,649	2,080,903
United Airlines Holdings, Inc.(a)	5,238	360,479
United Parcel Service, Inc. - Class B	11,666	1,111,770
United Rentals, Inc.	1,035	653,551
Veralto Corp.	3,951	378,901
Verisk Analytics, Inc.	2,235	662,521
W.W. Grainger, Inc.	686	702,677
Waste Management, Inc.	5,826	1,359,555
Westinghouse Air Brake Technologies Corp.	2,718	502,123
Xylem, Inc.	3,859	465,280
		64,212,061

	Shares	Value
Information Technology - 26.8%(c)
Accenture PLC - Class A	9,977	$2,984,620
Adobe, Inc.(a)	6,935	2,600,486
Advanced Micro Devices, Inc.(a)	25,872	2,518,639
Akamai Technologies, Inc.(a)	2,399	193,311
Amphenol Corp. - Class A	19,338	1,488,059
Analog Devices, Inc.	7,926	1,544,936
ANSYS, Inc.(a)	1,378	443,551
Apple, Inc.	240,019	51,004,037
Applied Materials, Inc.	12,974	1,955,312
Arista Networks, Inc.(a)	16,482	1,355,974
Autodesk, Inc.(a)	3,426	939,580
Broadcom, Inc.	74,872	14,410,614
Cadence Design System, Inc.(a)	4,368	1,300,528
CDW Corp./DE	2,112	339,103
Cisco Systems, Inc.	63,621	3,672,840
Cognizant Technology Solutions Corp. - Class A(b)	7,903	581,424
Corning, Inc.	12,302	545,963
Crowdstrike Holdings, Inc. - Class A(a)	3,911	1,677,311
Dell Technologies, Inc. - Class C	4,977	456,689
Enphase Energy, Inc.(a)(b)	2,100	93,639
EPAM Systems, Inc.(a)	903	141,690
F5, Inc.(a)	917	242,767
Fair Isaac Corp.(a)	378	752,099
First Solar, Inc.(a)	1,706	214,649
Fortinet, Inc.(a)	10,143	1,052,438
Gartner, Inc.(a)	1,214	511,191
Gen Digital, Inc.	8,641	223,543
GoDaddy, Inc. - Class A(a)	2,235	420,918
Hewlett Packard Enterprise Co.(b)	20,971	340,150
HP, Inc.(b)	14,959	382,502
Intel Corp.	69,168	1,390,277
International Business Machines Corp.(b)	14,756	3,568,296
Intuit, Inc.	4,456	2,796,006
Jabil, Inc.	1,745	255,747
Juniper Networks, Inc.	5,273	191,515
Keysight Technologies, Inc.(a)	2,750	399,850
KLA Corp.	2,106	1,479,865
Lam Research Corp.	20,486	1,468,232
Microchip Technology, Inc.	8,571	394,952
Micron Technology, Inc.	17,788	1,368,787
Microsoft Corp.	118,767	46,943,844
Monolithic Power Systems, Inc.	740	438,894
Motorola Solutions, Inc.	2,661	1,171,878
NetApp, Inc.	3,246	291,328
NVIDIA Corp.	391,281	42,618,326
NXP Semiconductors NV	4,057	747,746
ON Semiconductor Corp.(a)	6,720	266,784
Oracle Corp.	25,899	3,644,507
Palantir Technologies, Inc. - Class A(a)	32,739	3,877,607
Palo Alto Networks, Inc.(a)(b)	10,569	1,975,663
PTC, Inc.(a)	1,912	296,303

The accompanying notes are an integral part of these financial statements.

12

Pacer Metaurus US Large Cap DIVIDEND Multiplier 400 ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
QUALCOMM, Inc.	17,662	$2,622,100
Roper Technologies, Inc.	1,709	957,177
salesforce.com, Inc.	15,282	4,106,426
Seagate Technology Holdings PLC	3,376	307,317
ServiceNow, Inc.(a)	3,287	3,139,118
Skyworks Solutions, Inc.	2,562	164,685
Super Micro Computer, Inc.(a)(b)	8,041	256,186
Synopsys, Inc.(a)(b)	2,467	1,132,378
TE Connectivity PLC	4,766	697,647
Teledyne Technologies, Inc.(a)	721	336,008
Teradyne, Inc.	2,595	192,575
Texas Instruments, Inc.	14,535	2,326,327
Trimble, Inc.(a)	3,903	242,532
Tyler Technologies, Inc.(a)	662	359,665
VeriSign, Inc.(a)	1,284	362,242
Western Digital Corp.(a)	5,556	243,686
Workday, Inc. - Class A(a)	3,411	835,695
Zebra Technologies Corp. - Class A(a)	820	205,262
		228,461,996
Materials - 1.8%
Air Products & Chemicals, Inc.	3,542	960,201
Albemarle Corp.(b)	1,869	109,430
Amcor PLC(b)	23,087	212,400
Avery Dennison Corp.	1,268	216,967
Ball Corp.	4,767	247,598
CF Industries Holdings, Inc.	2,767	216,850
Corteva, Inc.	10,932	677,675
Dow, Inc.	11,240	343,832
DuPont de Nemours, Inc.	6,668	440,021
Eastman Chemical Co.	1,832	141,064
Ecolab, Inc.	4,024	1,011,754
Freeport-McMoRan, Inc.	22,959	827,213
International Flavors & Fragrances, Inc.	4,081	320,195
International Paper Co.	8,408	384,077
Linde PLC	7,592	3,440,922
LyondellBasell Industries NV - Class A	4,135	240,698
Martin Marietta Materials, Inc.	971	508,785
Mosaic Co.	5,065	153,976
Newmont Goldcorp Corp.	18,189	958,197
Nucor Corp.	3,733	445,608
Packaging Corp. of America	1,405	260,782
PPG Industries, Inc.	3,689	401,585
Sherwin-Williams Co.(b)	3,685	1,300,510
Smurfit WestRock PLC(b)	7,900	331,958
Steel Dynamics, Inc.(b)	2,241	290,680
Vulcan Materials Co.	2,093	549,057
		14,992,035
Real Estate - 0.1%
CBRE Group, Inc. - Class A(a)	4,698	574,002
CoStar Group, Inc.(a)	6,720	498,422
		1,072,424

	Shares	Value
Utilities - 2.3%
AES Corp.	11,351	$113,510
Alliant Energy Corp.	4,095	249,959
Ameren Corp.	4,301	426,831
American Electric Power Co., Inc.	8,500	920,890
American Water Works Co., Inc.	3,090	454,261
Atmos Energy Corp.(b)	2,531	406,554
CenterPoint Energy, Inc.(b)	10,408	403,622
CMS Energy Corp.	4,773	351,531
Consolidated Edison, Inc.	5,535	624,071
Constellation Energy Corp.	4,990	1,114,966
Dominion Energy, Inc.(b)	13,422	729,888
DTE Energy Co.	3,306	452,922
Duke Energy Corp.	12,381	1,510,730
Edison International	6,165	329,889
Entergy Corp.	6,835	568,467
Evergy, Inc.	3,658	252,768
Eversource Energy	5,850	347,958
Exelon Corp.	16,053	752,886
FirstEnergy Corp.	8,186	351,016
NextEra Energy, Inc.	32,841	2,196,406
NiSource, Inc.(b)	7,496	293,168
NRG Energy, Inc.	3,234	354,382
PG&E Corp.	35,039	578,844
Pinnacle West Capital Corp.(b)	1,809	172,181
PPL Corp.(b)	11,773	429,714
Public Service Enterprise Group, Inc.	7,958	636,083
Sempra	10,100	750,127
Southern Co.	17,502	1,608,259
Vistra Corp.	5,414	701,817
WEC Energy Group, Inc.(b)	5,065	554,719
Xcel Energy, Inc.	9,160	647,612
		19,286,031
TOTAL COMMON STOCKS (Cost $705,029,800)		736,861,238
	Par
U.S. TREASURY SECURITIES - 9.8%
United States Treasury Note/Bond
4.63%, 06/30/2025	$10,000,000	10,005,366
3.00%, 09/30/2025	11,000,000	10,945,776
4.25%, 12/31/2025	5,000,000	5,005,834
4.63%, 03/15/2026	8,000,000	8,045,683
4.63%, 06/30/2026	8,000,000	8,070,313
3.50%, 09/30/2026	8,000,000	7,971,719
4.25%, 12/31/2026	1,000,000	1,008,848
2.50%, 03/31/2027	8,500,000	8,323,359
3.25%, 06/30/2027	8,000,000	7,941,250
4.13%, 09/30/2027	8,000,000	8,097,812
3.88%, 12/31/2027	8,000,000	8,056,562
TOTAL U.S. TREASURY SECURITIES (Cost $82,921,856)		83,472,522

The accompanying notes are an integral part of these financial statements.

13

Pacer Metaurus US Large Cap DIVIDEND Multiplier 400 ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.8%
Real Estate - 1.8%
Alexandria Real Estate Equities, Inc.(b)	2,458	$178,598
American Tower Corp.	7,455	1,680,431
AvalonBay Communities, Inc.	2,248	472,035
BXP, Inc.	2,301	146,643
Camden Property Trust	1,701	193,574
Crown Castle, Inc.	6,924	732,282
Digital Realty Trust, Inc.	5,046	810,085
Equinix, Inc.	1,531	1,317,808
Equity Residential	5,437	382,004
Essex Property Trust, Inc.	1,019	284,454
Extra Space Storage, Inc.	3,380	495,238
Federal Realty Investment Trust	1,218	114,516
Healthpeak Properties, Inc.	11,174	199,344
Host Hotels & Resorts, Inc.(b)	11,165	157,650
Invitation Homes, Inc.	9,090	310,787
Iron Mountain, Inc.	4,670	418,759
Kimco Realty Corp.	10,838	216,543
Mid-America Apartment Communities, Inc.	1,859	296,789
Prologis, Inc.	14,790	1,511,538
Public Storage	2,513	754,981
Realty Income Corp.(b)	13,966	808,073
Regency Centers Corp.	2,600	187,668
SBA Communications Corp.	1,714	417,188
Simon Property Group, Inc.	4,895	770,375
UDR, Inc.	4,808	201,359
Ventas, Inc.	6,963	487,967
VICI Properties, Inc.	16,835	539,057
Welltower, Inc.	9,726	1,484,090
Weyerhaeuser Co.	11,576	299,934
		15,869,770
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $15,659,962)		15,869,770

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(d)	42,220,079	42,220,079
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $42,220,079)		42,220,079
TOTAL INVESTMENTS - 102.9% (Cost $845,831,697)		$878,423,609
Liabilities in Excess of Other Assets - (2.9)%		(24,833,450)
TOTAL NET ASSETS - 100.0%		$853,590,159

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $41,408,543 which represented 4.9% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

14

Pacer Metaurus US Large Cap DIVIDEND Multiplier 400 ETF
Schedule of Futures Contracts
April 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
S&P 500 Annual Dividend Index	1,924	12/19/2025	$37,085,100	$1,732,711
S&P 500 Annual Dividend Index	1,924	12/18/2026	35,618,050	(590,531)
S&P 500 Annual Dividend Index	1,924	12/17/2027	35,569,950	(1,707,362)
Net Unrealized Appreciation (Depreciation)				$(565,182)

The accompanying notes are an integral part of these financial statements.

15

PACER PE/VC ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.5%
Communication Services - 12.8%
Alphabet, Inc. - Class A	454	$72,095
AT&T, Inc.	230	6,371
Charter Communications, Inc. - Class A(a)	3	1,176
Comcast Corp. - Class A	124	4,241
Frontier Communications Parent, Inc.(a)	1	36
Liberty Global Ltd. - Class A(a)	2	22
Lumen Technologies, Inc.(a)	4	14
Meta Platforms, Inc. - Class A	120	65,880
Netflix, Inc.(a)	45	50,927
ROBLOX Corp. - Class A(a)	52	3,487
Spotify Technology SA(a)	12	7,368
T-Mobile US, Inc.	16	3,951
Trade Desk, Inc. - Class A(a)	39	2,091
Verizon Communications, Inc.	128	5,640
Walt Disney Co.	35	3,183
		226,482
Consumer Discretionary - 5.8%
Airbnb, Inc. - Class A(a)	41	4,999
Amazon.com, Inc.(a)	188	34,671
Booking Holdings, Inc.	1	5,099
Chipotle Mexican Grill, Inc.(a)	25	1,263
DoorDash, Inc. - Class A(a)	31	5,980
General Motors Co.	20	905
Hilton Worldwide Holdings, Inc.	4	902
Home Depot, Inc.	20	7,210
Lowe’s Cos., Inc.	11	2,459
Marriott International, Inc. - Class A	5	1,193
McDonald’s Corp.	14	4,475
MercadoLibre, Inc.(a)	4	9,323
NIKE, Inc. - Class B	22	1,241
O’Reilly Automotive, Inc.(a)	1	1,415
Ross Stores, Inc.	6	834
Royal Caribbean Cruises Ltd.	3	645
Starbucks Corp.	22	1,761
Tesla Motors, Inc.(a)	55	15,519
TJX Cos., Inc.	21	2,702
		102,596
Consumer Staples - 5.6%
Altria Group, Inc.	69	4,081
Archer-Daniels-Midland Co.	14	668
Church & Dwight Co., Inc.	8	795
Coca-Cola Co.	168	12,188
Colgate-Palmolive Co.	35	3,227
Constellation Brands, Inc. - Class A	5	938
Costco Wholesale Corp.	9	8,951
General Mills, Inc.	17	965
Kellanova	9	745
Kenvue, Inc.	54	1,274
Keurig Dr Pepper, Inc.	30	1,038
Kimberly-Clark Corp.	14	1,845
Kroger Co.	27	1,950

	Shares	Value
Mondelez International, Inc. - Class A	57	$3,883
Monster Beverage Corp.(a)	24	1,443
PepsiCo, Inc.	56	7,592
Philip Morris International, Inc.	57	9,768
Procter & Gamble Co.	101	16,420
Sysco Corp.	16	1,142
Target Corp.	9	870
The Kraft Heinz Co.	30	873
Walmart, Inc.	189	18,380
		99,036
Energy - 2.9%
Baker Hughes Co.	30	1,062
Cheniere Energy, Inc.	8	1,849
Chevron Corp.	62	8,436
ConocoPhillips	39	3,476
Diamondback Energy, Inc.	6	792
EOG Resources, Inc.	17	1,876
EQT Corp.	17	840
Expand Energy Corp.	7	727
Exxon Mobil Corp.	160	16,901
Hess Corp.	8	1,032
Kinder Morgan, Inc.	70	1,841
Marathon Petroleum Corp.	10	1,374
Occidental Petroleum Corp.	21	828
ONEOK, Inc.	20	1,643
Phillips 66	14	1,457
Schlumberger Ltd.	45	1,496
Targa Resources Corp.	6	1,025
Texas Pacific Land Corp.	1	1,289
Valero Energy Corp.	10	1,161
Williams Cos., Inc.	41	2,401
		51,506
Financials - 15.1%
American Express Co.	18	4,795
Bank of America Corp.	229	9,133
Berkshire Hathaway, Inc. - Class B(a)	114	60,790
Blackrock, Inc.	5	4,571
Blackstone, Inc.	17	2,239
Charles Schwab Corp.	39	3,175
Chubb Ltd.	9	2,575
Citigroup, Inc.	48	3,282
CME Group, Inc.	9	2,494
Coinbase Global, Inc. - Class A(a)	18	3,652
Fidelity National Information Services, Inc.	46	3,628
Fiserv, Inc.(a)	36	6,645
Goldman Sachs Group, Inc.	10	5,475
Intercontinental Exchange, Inc.	15	2,520
JPMorgan Chase & Co.	93	22,750
KKR & Co., Inc.	18	2,057
Marsh & McLennan Cos., Inc.	12	2,706
Mastercard, Inc. - Class A	81	44,393
Moody’s Corp.	6	2,719
Morgan Stanley	41	4,732

The accompanying notes are an integral part of these financial statements.

16

PACER PE/VC ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
PayPal Holdings, Inc.(a)	41	$2,699
PNC Financial Services Group, Inc.	10	1,607
Progressive Corp.	14	3,944
S&P Global, Inc.	21	10,501
Visa, Inc. - Class A	139	48,024
Wells Fargo & Co.	112	7,953
		269,059
Health Care - 6.3%
Abbott Laboratories	68	8,891
AbbVie, Inc.	33	6,438
Agilent Technologies, Inc.	6	646
Amgen, Inc.	9	2,618
Becton Dickinson & Co.	6	1,243
Boston Scientific Corp.(a)	53	5,452
Bristol-Myers Squibb Co.	33	1,657
Cencora, Inc.	4	1,171
Centene Corp.(a)	10	599
Cigna Group	6	2,040
CVS Health Corp.	27	1,801
Danaher Corp.	27	5,382
DexCom, Inc.(a)	8	571
Edwards Lifesciences Corp.(a)	13	981
Elevance Health, Inc.	5	2,103
Eli Lilly & Co.	16	14,383
GE HealthCare Technologies, Inc.	8	563
HCA Healthcare, Inc.	4	1,380
Humana, Inc.	2	524
IDEXX Laboratories, Inc.(a)	2	865
Intuitive Surgical, Inc.(a)	13	6,705
Johnson & Johnson	45	7,034
Medtronic PLC	48	4,068
Merck & Co., Inc.	48	4,090
Natera, Inc.(a)	3	453
Pfizer, Inc.	112	2,734
ResMed, Inc.	3	710
Stryker Corp.	14	5,235
Thermo Fisher Scientific, Inc.	15	6,435
UnitedHealth Group, Inc.	36	14,812
Veeva Systems, Inc. - Class A(a)	3	701
West Pharmaceutical Services, Inc.	1	211
		112,496
Industrials - 7.6%
3M Co.	22	3,056
Automatic Data Processing, Inc.	49	14,729
Boeing Co.(a)	25	4,581
Caterpillar, Inc.	31	9,587
Copart, Inc.(a)	85	5,188
Deere & Co.	17	7,880
Eaton Corp. PLC	27	7,948
Emerson Electric Co.	23	2,418
GE Vernova, Inc.	6	2,225

	Shares	Value
General Electric Co.	60	$12,092
Honeywell International, Inc.	44	9,262
Lockheed Martin Corp.	9	4,300
Parker-Hannifin Corp.	5	3,025
RTX Corp.	74	9,334
Trane Technologies PLC	8	3,066
Uber Technologies, Inc.(a)	268	21,711
Union Pacific Corp.	41	8,842
United Parcel Service, Inc. - Class B	29	2,764
Waste Management, Inc.	14	3,267
		135,275
Information Technology - 29.4%(b)
Accenture PLC - Class A	81	24,231
Adobe, Inc.(a)	53	19,874
Advanced Micro Devices, Inc.(a)	55	5,354
Apple, Inc.	214	45,475
Applied Materials, Inc.	28	4,220
AppLovin Corp. - Class A(a)	22	5,925
Arista Networks, Inc.(a)	38	3,126
Atlassian Corp. - Class A(a)	13	2,968
Autodesk, Inc.(a)	19	5,211
Broadcom, Inc.	168	32,335
Cadence Design System, Inc.(a)	24	7,146
Cisco Systems, Inc.	135	7,794
Crowdstrike Holdings, Inc. - Class A(a)	21	9,006
Datadog, Inc. - Class A(a)	29	2,963
Fair Isaac Corp.(a)	2	3,979
Fortinet, Inc.(a)	59	6,122
Gartner, Inc.(a)	7	2,948
International Business Machines Corp.	110	26,600
Intuit, Inc.	34	21,334
Lam Research Corp.	2	143
Microsoft Corp.	187	73,914
MicroStrategy, Inc. - Class A(a)	16	6,082
NVIDIA Corp.	427	46,509
Oracle Corp.	209	29,410
Palantir Technologies, Inc. - Class A(a)	273	32,334
Palo Alto Networks, Inc.(a)	58	10,842
QUALCOMM, Inc.	38	5,641
Roper Technologies, Inc.	9	5,041
salesforce.com, Inc.	116	31,170
ServiceNow, Inc.(a)	25	23,875
Snowflake, Inc. - Class A(a)	31	4,944
Synopsys, Inc.(a)	14	6,426
Texas Instruments, Inc.	31	4,962
Workday, Inc. - Class A(a)	20	4,900
		522,804
Materials - 2.3%
Air Products & Chemicals, Inc.	11	2,982
Corteva, Inc.	36	2,232
Dow, Inc.	30	918
DuPont de Nemours, Inc.	23	1,518
Ecolab, Inc.	14	3,520

The accompanying notes are an integral part of these financial statements.

17

PACER PE/VC ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
Freeport-McMoRan, Inc.	75	$2,702
International Paper Co.	18	822
Linde PLC	26	11,784
Martin Marietta Materials, Inc.	3	1,572
Newmont Goldcorp Corp.	60	3,161
Nucor Corp.	9	1,074
PPG Industries, Inc.	10	1,089
Sherwin-Williams Co.	13	4,588
Smurfit WestRock PLC	22	924
Vulcan Materials Co.	6	1,574
		40,460
Utilities - 0.7%
American Electric Power Co., Inc.	11	1,192
Constellation Energy Corp.	6	1,341
Dominion Energy, Inc.	17	924
Duke Energy Corp.	15	1,830
NextEra Energy, Inc.	46	3,077
PG&E Corp.	52	859
Sempra	11	817
Southern Co.	23	2,113
Vistra Corp.	6	778
		12,931
TOTAL COMMON STOCKS (Cost $1,664,169)		1,572,645
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.4%
Real Estate - 0.4%
American Tower Corp.	12	2,705
Equinix, Inc.	2	1,722
Prologis, Inc.	22	2,248
		6,675
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $6,763)		6,675
TOTAL INVESTMENTS - 88.9% (Cost $1,670,932)		1,579,320
Other Assets in Excess of Liabilities - 11.1%		196,738
TOTAL NET ASSETS - 100.0%		$1,776,058

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

18

PACER PE/VC ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
EA1724CCO Basket	BNP Paribas Securities Corp.	Receive	SOFR + 1.00%	Termination	05/02/2025	$679,390	$2,210
EA1725CCO Basket	BNP Paribas Securities Corp.	Receive	SOFR + 1.00%	Termination	05/02/2025	1,752,657	12,021
Net Unrealized Appreciation (Depreciation)							$14,231

There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2025.
SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

19

PACER SOLACTIVE WHITNEY FUTURE OF WARFARE ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 4.7%
Alphabet, Inc. - Class C	39	$6,275
AT&T, Inc.	327	9,058
BT Group PLC	4,390	10,191
Charter Communications, Inc. - Class A(a)	24	9,404
Deutsche Telekom AG	233	8,370
Verizon Communications, Inc.	199	8,768
Vodafone Group PLC	9,179	8,982
		61,048
Consumer Discretionary - 1.1%
Amazon.com, Inc.(a)	34	6,270
Volkswagen AG	75	8,342
		14,612
Industrials - 69.5%(b)
Airbus Group SE	45	7,527
AMETEK, Inc.	43	7,292
BAE Systems PLC	3,708	85,907
Boeing Co.(a)	527	96,567
Bouygues SA	246	10,822
CAE, Inc.(a)	321	8,015
Carrier Global Corp.	119	7,442
Dover Corp.	38	6,485
Eaton Corp. PLC	24	7,065
Emerson Electric Co.	60	6,307
Ferrovial SE	180	8,774
Fortive Corp.	96	6,690
General Dynamics Corp.	369	100,413
Honeywell International, Inc.	241	50,731
Howmet Aerospace, Inc.	62	8,592
Illinois Tool Works, Inc.	31	7,437
Ingersoll Rand, Inc.	84	6,336
Johnson Controls International PLC	101	8,474
Kongsberg Gruppen ASA	66	10,616
L3Harris Technologies, Inc.	137	30,143
Leidos Holdings, Inc.	244	35,912
Leonardo SpA	254	13,223
Lockheed Martin Corp.	206	98,417
MTU Aero Engines AG	23	7,946
Northrop Grumman Corp.	140	68,110
Parker-Hannifin Corp.	11	6,656
Rockwell Automation, Inc.	28	6,935
Rolls-Royce Holdings PLC	1,058	10,658
RTX Corp.	734	92,579
Saab AB	369	17,136
Safran SA	32	8,476
Smiths Group PLC	338	8,415
Textron, Inc.	103	7,248
Thales SA	49	13,641
Trane Technologies PLC	22	8,433
TransDigm Group, Inc.	6	8,478
Vertiv Holdings Co. - Class A	69	5,891
		899,789

	Shares	Value
Information Technology - 22.9%
Adobe, Inc.(a)	18	$6,750
Akamai Technologies, Inc.(a)	78	6,285
ANSYS, Inc.(a)	23	7,403
Applied Materials, Inc.	43	6,481
Arista Networks, Inc.(a)	69	5,677
Cadence Design System, Inc.(a)	27	8,039
Capgemini SE	43	6,836
CGI, Inc.	66	6,985
Cisco Systems, Inc.	130	7,505
Cloudflare, Inc. - Class A(a)	58	7,005
Cognizant Technology Solutions Corp. - Class A	95	6,989
Constellation Software, Inc.	2	7,194
Crowdstrike Holdings, Inc. - Class A(a)	20	8,577
Dassault Systemes SE	200	7,466
Datadog, Inc. - Class A(a)	55	5,619
Dell Technologies, Inc. - Class C	259	23,766
Halma PLC	205	7,546
Hewlett Packard Enterprise Co.	371	6,018
Hexagon AB - Class B	727	7,061
Intel Corp.	393	7,899
International Business Machines Corp.	31	7,496
Keysight Technologies, Inc.(a)	46	6,688
Microsoft Corp.	19	7,510
Motorola Solutions, Inc.	17	7,487
Nokia OYJ	1,641	8,187
NVIDIA Corp.	63	6,862
Open Text Corp.	261	7,052
Oracle Corp.	46	6,473
Palantir Technologies, Inc. - Class A(a)	97	11,489
Palo Alto Networks, Inc.(a)	42	7,851
Roper Technologies, Inc.	14	7,841
salesforce.com, Inc.	23	6,180
SAP SE	28	8,126
Snowflake, Inc. - Class A(a)	44	7,018
Synopsys, Inc.(a)	15	6,885
Teradyne, Inc.	68	5,046
Trimble, Inc.(a)	104	6,463
Zebra Technologies Corp. - Class A(a)	20	5,006
Zscaler, Inc.(a)	39	8,821
		295,582
Materials - 1.7%
Air Liquide SA	45	9,236
Dow, Inc.	204	6,240
DuPont de Nemours, Inc.	103	6,797
		22,273
TOTAL COMMON STOCKS (Cost $1,282,975)		1,293,304
TOTAL INVESTMENTS - 99.9% (Cost $1,282,975)		$1,293,304
Other Assets in Excess of Liabilities - 0.1%		2,128
TOTAL NET ASSETS - 100.0%		$1,295,432

The accompanying notes are an integral part of these financial statements.

20

PACER SOLACTIVE WHITNEY FUTURE OF WARFARE ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

21

Pacer Swan SOS Conservative April ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.6%(a)
Call Options - 97.3%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $6.15(b)(c)	$57,783,068	1,042	$56,537,878
Put Options - 5.3%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $531.42(b)(c)	57,783,068	1,042	3,041,598
TOTAL PURCHASED OPTIONS (Cost $59,371,340)			59,579,476
TOTAL INVESTMENTS - 102.6% (Cost $59,371,340)			59,579,476
Liabilities in Excess of Other Assets - (2.6)%			(1,484,629)
TOTAL NET ASSETS - 100.0%			$58,094,847

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

22

Pacer Swan SOS Conservative April ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.5)%
Call Options - (2.3)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $631.50(a)(b)	$(57,783,068)	(1,042)	$(1,363,978)
Put Options - (1.2)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $391.57(a)(b)	(57,783,068)	(1,042)	(684,594)
TOTAL WRITTEN OPTIONS (Premiums received $1,892,808)			$(2,048,572)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

23

Pacer Swan SOS Conservative January ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.8%(a)
Call Options - 95.1%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $6.45(b)(c)	$30,222,430	545	$29,714,060
Put Options - 5.7%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $556.78(b)(c)	30,222,430	545	1,774,100
TOTAL PURCHASED OPTIONS (Cost $32,598,234)			31,488,160
TOTAL INVESTMENTS - 100.8% (Cost $32,598,234)			31,488,160
Liabilities in Excess of Other Assets - (0.8)%			(242,964)
TOTAL NET ASSETS - 100.0%			$31,245,196

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

24

Pacer Swan SOS Conservative January ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.6)%
Call Options - (0.6)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $659.01(a)(b)	$(30,222,430)	(545)	$(177,708)
Put Options - (1.0)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $410.26(a)(b)	(30,222,430)	(545)	(327,992)
TOTAL WRITTEN OPTIONS (Premiums received $892,991)			$(505,700)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

25

PACER SWAN SOS CONSERVATIVE JULY ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 99.6%(a)
Call Options - 98.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.99(b)(c)	$44,141,384	796	$43,654,359
Put Options - 1.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $517.01(b)(c)	44,141,384	796	620,992
TOTAL PURCHASED OPTIONS (Cost $43,509,950)			44,275,351
TOTAL INVESTMENTS - 99.6% (Cost $43,509,950)			$44,275,351
Other Assets in Excess of Liabilities - 0.4%			189,547
TOTAL NET ASSETS - 100.0%			$44,464,898

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

26

PACER SWAN SOS CONSERVATIVE JULY ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.2)%
Call Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $627.00(a)(b)	$(44,141,384)	(796)	$(35,589)
Put Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $380.95(a)(b)	(44,141,384)	(796)	(50,976)
TOTAL WRITTEN OPTIONS (Premiums received $739,596)			$(86,565)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

27

Pacer Swan SOS Conservative October ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.1%(a)
Call Options - 96.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $6.31(b)(c)	$37,819,628	682	$37,385,610
Put Options - 4.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $545.07(b)(c)	37,819,628	682	1,579,417
TOTAL PURCHASED OPTIONS (Cost $40,459,354)			38,965,027
TOTAL INVESTMENTS - 100.1% (Cost $40,459,354)			38,965,027
Liabilities in Excess of Other Assets - (0.1)%			(38,386)
TOTAL NET ASSETS - 100.0%			$38,926,641

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

28

Pacer Swan SOS Conservative October ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.9)%
Call Options - (0.3)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $641.18(a)(b)	$(37,819,628)	(682)	$(142,511)
Put Options - (0.6)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $401.63(a)(b)	(37,819,628)	(682)	(222,721)
TOTAL WRITTEN OPTIONS (Premiums received $1,330,934)			$(365,232)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

29

Pacer Swan SOS Flex April ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.3%(a)
Call Options - 97.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $6.27(b)(c)	$21,294,336	384	$20,910,313
Put Options - 7.4%
SPDR S&P 500 ETF Trust(b)(c)
Expiration: 03/31/2026; Exercise Price: $559.39	21,294,336	384	1,432,834
Expiration: 03/31/2026; Exercise Price: $335.63	21,294,336	384	147,145
TOTAL PURCHASED OPTIONS (Cost $22,382,624)			22,490,292
TOTAL INVESTMENTS - 105.3% (Cost $22,382,624)			22,490,292
Liabilities in Excess of Other Assets - (5.3)%			(1,138,338)
TOTAL NET ASSETS - 100.0%			$21,351,954

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

30

Pacer Swan SOS Flex April ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.4)%
Call Options - (2.2)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $637.42(a)(b)	$(21,294,336)	(384)	$(459,917)
Put Options - (4.2)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $447.51(a)(b)	(42,588,672)	(768)	(906,731)
TOTAL WRITTEN OPTIONS (Premiums received $1,137,344)			$(1,366,648)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

31

Pacer Swan SOS Flex January ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.8%(a)
Call Options - 95.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $6.56(b)(c)	$48,688,612	878	$47,860,236
Put Options - 8.4%
SPDR S&P 500 ETF Trust(b)(c)
Expiration: 12/31/2025; Exercise Price: $586.08	48,688,612	878	3,909,831
Expiration: 12/31/2025; Exercise Price: $351.65	48,688,612	878	289,090
TOTAL PURCHASED OPTIONS (Cost $53,141,958)			52,059,157
TOTAL INVESTMENTS - 103.8% (Cost $53,141,958)			$52,059,157
Liabilities in Excess of Other Assets - (3.8)%			(1,899,419)
TOTAL NET ASSETS - 100.0%			$50,159,738

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

32

Pacer Swan SOS Flex January ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.6)%
Call Options - (0.5)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $665.32(a)(b)	$(48,688,612)	(878)	$(227,753)
Put Options - (4.1)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $468.86(a)(b)	(97,377,224)	(1,756)	(2,078,683)
TOTAL WRITTEN OPTIONS (Premiums received $2,330,084)			$(2,306,436)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

33

Pacer Swan SOS Flex July ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 99.7%(a)
Call Options - 97.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $6.10(b)(c)	$21,627,060	390	$21,384,188
Put Options - 2.6%
SPDR S&P 500 ETF Trust(b)(c)
Expiration: 06/30/2025; Exercise Price: $544.22	21,627,060	390	546,460
Expiration: 06/30/2025; Exercise Price: $326.53	21,627,060	390	14,075
TOTAL PURCHASED OPTIONS (Cost $21,696,207)			21,944,723
TOTAL INVESTMENTS - 99.7% (Cost $21,696,207)			$21,944,723
Other Assets in Excess of Liabilities - 0.3%			71,180
TOTAL NET ASSETS - 100.0%			$22,015,903

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

34

Pacer Swan SOS Flex July ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.6)%
Call Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $627.32(a)(b)	$(21,627,060)	(390)	$(17,152)
Put Options - (0.5)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $435.38(a)(b)	(43,254,120)	(780)	(106,681)
TOTAL WRITTEN OPTIONS (Premiums received $746,161)			$(123,833)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

35

Pacer Swan SOS Flex October ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.0%(a)
Call Options - 95.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $6.43(b)(c)	$13,641,684	246	$13,482,930
Put Options - 6.3%
SPDR S&P 500 ETF Trust(b)(c)
Expiration: 09/30/2025; Exercise Price: $573.76	13,641,684	246	833,438
Expiration: 09/30/2025; Exercise Price: $344.26	13,641,684	246	45,316
TOTAL PURCHASED OPTIONS (Cost $14,587,930)			14,361,684
TOTAL INVESTMENTS - 102.0% (Cost $14,587,930)			$14,361,684
Liabilities in Excess of Other Assets - (2.0)%			(276,794)
TOTAL NET ASSETS - 100.0%			$14,084,890

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

36

Pacer Swan SOS Flex October ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.6)%
Call Options - (0.2)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $650.13(a)(b)	$(13,641,684)	(246)	$(34,696)
Put Options - (2.4)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $459.01(a)(b)	(27,283,368)	(492)	(333,507)
TOTAL WRITTEN OPTIONS (Premiums received $679,167)			$(368,203)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

37

Pacer Swan SOS Fund of Funds ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 99.5%
Pacer Swan SOS Conservative (April) ETF(a)(b)(c)	1,324,784	$33,477,291
Pacer Swan SOS Conservative (January) ETF(a)(c)	944,668	25,657,372
Pacer Swan SOS Conservative (July) ETF(a)(c)	1,172,674	30,206,089
Pacer Swan SOS Conservative (October) ETF(a)(c)	1,315,329	34,026,246
Pacer Swan SOS Flex (April) ETF(a)(c)	471,123	13,370,989
Pacer Swan SOS Flex (January) ETF(a)(c)	697,076	22,529,357
Pacer Swan SOS Flex (July) ETF(a)(b)(c)	566,696	16,085,666
Pacer Swan SOS Flex (October) ETF(a)(c)	382,814	10,745,551
Pacer Swan SOS Moderate (April) ETF(a)(b)(c)	1,947,136	52,494,786
Pacer Swan SOS Moderate (January) ETF(a)(c)	2,311,646	66,126,483
Pacer Swan SOS Moderate (July) ETF(a)(c)	2,104,018	58,359,989
Pacer Swan SOS Moderate (October) ETF(a)(c)	2,161,001	58,411,857
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $391,455,473)		421,491,676

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(d)	2,277,925	2,277,925
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,277,925)		2,277,925
TOTAL INVESTMENTS - 100.0% (Cost $393,733,398)		$423,769,601
Liabilities in Excess of Other Assets - (0.0)%(e)		(20,033)
TOTAL NET ASSETS - 100.0%		$423,749,568

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2025. The total market value of these securities was $2,225,206 which represented 0.5% of net assets.
(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

38

Pacer Swan SOS Moderate April ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.5%(a)
Call Options - 97.8%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $6.21(b)(c)	$78,079,232	1,408	$76,679,229
Put Options - 6.7%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.45(b)(c)	78,079,232	1,408	5,256,726
TOTAL PURCHASED OPTIONS (Cost $81,501,760)			81,935,955
TOTAL INVESTMENTS - 104.5% (Cost $81,501,760)			$81,935,955
Liabilities in Excess of Other Assets - (4.5)%			(3,547,780)
TOTAL NET ASSETS - 100.0%			$78,388,175

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

39

Pacer Swan SOS Moderate April ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.5)%
Call Options - (2.6)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $629.15(a)(b)	$(78,079,232)	(1,408)	$(2,055,553)
Put Options - (2.9)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $475.48(a)(b)	(78,079,232)	(1,408)	(2,239,833)
TOTAL WRITTEN OPTIONS (Premiums received $3,792,006)			$(4,295,386)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

40

Pacer Swan SOS Moderate January ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.6%(a)
Call Options - 94.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $6.51(b)(c)	$82,903,730	1,495	$81,500,493
Put Options - 7.7%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.14(b)(c)	82,903,730	1,495	6,661,586
TOTAL PURCHASED OPTIONS (Cost $90,111,300)			88,162,079
TOTAL INVESTMENTS - 102.6% (Cost $90,111,300)			$88,162,079
Liabilities in Excess of Other Assets - (2.6)%			(2,245,509)
TOTAL NET ASSETS - 100.0%			$85,916,570

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

41

Pacer Swan SOS Moderate January ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.5)%
Call Options - (0.6)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $656.53(a)(b)	$(82,903,730)	(1,495)	$(533,132)
Put Options - (2.9)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $498.17(a)(b)	(82,903,730)	(1,495)	(2,498,997)
TOTAL WRITTEN OPTIONS (Premiums received $3,615,870)			$(3,032,129)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

42

Pacer Swan SOS Moderate July ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 99.6%(a)
Call Options - 97.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $6.04(b)(c)	$69,539,316	1,254	$68,765,849
Put Options - 2.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.27(b)(c)	69,539,316	1,254	1,758,898
TOTAL PURCHASED OPTIONS (Cost $69,313,439)			70,524,747
TOTAL INVESTMENTS - 99.6% (Cost $69,313,439)			$70,524,747
Other Assets in Excess of Liabilities - 0.4%			261,453
TOTAL NET ASSETS - 100.0%			$70,786,200

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

43

Pacer Swan SOS Moderate July ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.5)%
Call Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $619.54(a)(b)	$(69,539,316)	(1,254)	$(84,495)
Put Options - (0.4)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $462.59(a)(b)	(69,539,316)	(1,254)	(286,200)
TOTAL WRITTEN OPTIONS (Premiums received $2,307,525)			$(370,695)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

44

Pacer Swan SOS Moderate October ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.3%(a)
Call Options - 95.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $6.37(b)(c)	$100,316,286	1,809	$99,156,952
Put Options - 5.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.82(b)(c)	100,316,286	1,809	6,133,632
TOTAL PURCHASED OPTIONS (Cost $106,645,190)			105,290,584
TOTAL INVESTMENTS - 101.3% (Cost $106,645,190)			$105,290,584
Liabilities in Excess of Other Assets - (1.3)%			(1,329,306)
TOTAL NET ASSETS - 100.0%			$103,961,278

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

45

Pacer Swan SOS Moderate October ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.2)%
Call Options - (0.4)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $640.55(a)(b)	$(100,316,286)	(1,809)	$(388,790)
Put Options - (1.8)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $487.70(a)(b)	(100,316,286)	(1,809)	(1,864,934)
TOTAL WRITTEN OPTIONS (Premiums received $4,066,499)			$(2,253,724)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

46

PACER US CASH COWS BOND ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 98.0%
Communication Services - 7.0%
AT&T, Inc., 4.50%, 05/15/2035	$50,000	$47,172
Fox Corp.
6.50%, 10/13/2033	45,000	47,869
5.48%, 01/25/2039	50,000	48,011
5.58%, 01/25/2049	50,000	45,559
Nexstar Media, Inc.
5.63%, 07/15/2027(a)	50,000	49,532
4.75%, 11/01/2028(a)	54,000	50,850
Playtika Holding Corp., 4.25%, 03/15/2029(a)	55,000	48,272
		337,265
Consumer Discretionary - 17.5%
BorgWarner, Inc.
5.40%, 08/15/2034	50,000	49,464
4.38%, 03/15/2045	60,000	47,764
Dick’s Sporting Goods, Inc., 4.10%, 01/15/2052	65,000	44,537
Gap, Inc.
3.63%, 10/01/2029(a)	52,000	47,015
3.88%, 10/01/2031(a)	59,000	50,547
Kohl’s Corp., 5.13%, 05/01/2031(b)	60,000	37,574
Lear Corp., 5.25%, 05/15/2049	54,000	44,928
Leggett & Platt, Inc.
3.50%, 11/15/2027	52,000	49,901
4.40%, 03/15/2029	54,000	51,640
3.50%, 11/15/2051	74,000	43,578
Newell Brands, Inc.
6.63%, 09/15/2029	50,000	46,904
7.00%, 04/01/2046(b)	57,000	44,042
Tapestry, Inc.
5.10%, 03/11/2030	45,000	45,177
3.05%, 03/15/2032	54,000	46,720
Under Armour, Inc., 3.25%, 06/15/2026	50,000	48,390
VF Corp.
2.80%, 04/23/2027	54,000	50,113
2.95%, 04/23/2030	57,000	46,909
William Carter Co., 5.63%, 03/15/2027(a)	45,000	43,811
		839,014
Consumer Staples - 9.8%
Altria Group, Inc.
3.40%, 02/04/2041	65,000	46,774
3.88%, 09/16/2046	65,000	46,549
5.95%, 02/14/2049	49,000	47,509
4.45%, 05/06/2050	60,000	46,007
Conagra Brands, Inc.
5.30%, 11/01/2038	50,000	47,332
5.40%, 11/01/2048	50,000	44,471
Pilgrim’s Pride Corp.
4.25%, 04/15/2031	52,000	49,162
3.50%, 03/01/2032	49,000	43,479

	Par	Value
6.25%, 07/01/2033	$47,000	$48,951
6.88%, 05/15/2034	45,000	48,766
		469,000
Energy - 22.0%
Cheniere Energy, Inc., 5.65%, 04/15/2034	49,000	48,802
Devon Energy Corp.
5.20%, 09/15/2034	50,000	46,881
5.00%, 06/15/2045	55,000	43,801
5.75%, 09/15/2054	52,000	44,314
Diamondback Energy, Inc.
6.25%, 03/15/2053	47,000	44,444
5.75%, 04/18/2054	50,000	44,678
5.90%, 04/18/2064	50,000	44,335
EQT Corp., 5.75%, 02/01/2034	50,000	49,987
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	50,000	45,541
5.40%, 09/01/2044	54,000	48,444
Kinder Morgan, Inc.
5.55%, 06/01/2045	52,000	47,607
5.20%, 03/01/2048	55,000	47,600
Occidental Petroleum Corp.
6.45%, 09/15/2036	45,000	43,838
6.20%, 03/15/2040	49,000	45,033
6.60%, 03/15/2046	45,000	42,432
6.05%, 10/01/2054	49,000	42,272
Ovintiv, Inc., 6.25%, 07/15/2033	47,000	46,323
Phillips 66 Co., 5.65%, 06/15/2054	42,000	37,027
Range Resources Corp., 8.25%, 01/15/2029	49,000	50,181
Weatherford International Ltd., 8.63%, 04/30/2030(a)	50,000	49,560
Williams Cos., Inc.
5.40%, 03/04/2044	50,000	45,783
5.75%, 06/24/2044	49,000	46,926
4.90%, 01/15/2045	55,000	46,877
		1,052,686
Health Care - 14.5%
Amgen, Inc., 5.51%, 03/02/2026	50,000	50,011
CVS Health Corp.
4.13%, 04/01/2040	60,000	48,821
6.00%, 06/01/2044	50,000	48,429
5.88%, 06/01/2053	50,000	46,868
6.00%, 06/01/2063	50,000	46,468
DaVita, Inc., 6.88%, 09/01/2032(a)	50,000	50,484
Fortrea Holdings, Inc., 7.50%, 07/01/2030(a)	50,000	43,389
Mylan, Inc., 5.20%, 04/15/2048	59,000	43,910
Royalty Pharma PLC
3.30%, 09/02/2040	65,000	47,742
3.55%, 09/02/2050	70,000	45,902
3.35%, 09/02/2051	73,000	45,485
5.90%, 09/02/2054	49,000	46,124

The accompanying notes are an integral part of these financial statements.

47

PACER US CASH COWS BOND ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Health Care - (Continued)
Utah Acquisition Sub, Inc., 5.25%, 06/15/2046	$57,000	$43,279
Viatris, Inc.
3.85%, 06/22/2040	65,000	45,584
4.00%, 06/22/2050	70,000	44,054
		696,550
Industrials - 4.7%
AGCO Corp., 5.80%, 03/21/2034	49,000	48,673
MasTec, Inc., 5.90%, 06/15/2029	49,000	50,080
Owens Corning
4.30%, 07/15/2047	60,000	47,456
5.95%, 06/15/2054	30,000	29,616
WESCO Distribution, Inc., 7.25%, 06/15/2028(a)	49,000	49,651
		225,476
Information Technology - 10.8%
Amkor Technology, Inc., 6.63%, 09/15/2027(a)	50,000	49,952
Arrow Electronics, Inc.
2.95%, 02/15/2032	59,000	50,581
5.88%, 04/10/2034	49,000	49,261
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	55,000	51,001
DXC Technology Co., 2.38%, 09/15/2028	57,000	52,242
Hewlett Packard Enterprise Co., 6.35%, 10/15/2045(b)	45,000	44,586
Jabil, Inc., 3.00%, 01/15/2031	55,000	49,195
Marvell Technology, Inc., 1.65%, 04/15/2026	30,000	29,125
Qorvo, Inc., 4.38%, 10/15/2029	50,000	47,790
Skyworks Solutions, Inc., 3.00%, 06/01/2031	59,000	50,826
TD SYNNEX Corp., 6.10%, 04/12/2034	45,000	45,256
		519,815
Materials - 11.7%
Berry Global, Inc.
1.57%, 01/15/2026	54,000	52,652
5.80%, 06/15/2031	49,000	51,005
5.65%, 01/15/2034	50,000	50,379
CF Industries, Inc., 5.38%, 03/15/2044	50,000	44,885
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	50,000	49,328
6.75%, 04/15/2030(a)	49,000	47,184
7.00%, 03/15/2032(a)	50,000	46,974
Dow Chemical Co.
4.63%, 10/01/2044	55,000	43,842
5.55%, 11/30/2048	50,000	44,720
6.90%, 05/15/2053	40,000	41,718

	Par	Value
LYB International Finance BV, 4.88%, 03/15/2044	$55,000	$45,418
Southern Copper Corp., 5.88%, 04/23/2045	47,000	45,296
		563,401
TOTAL CORPORATE BONDS (Cost $4,785,948)		4,703,207
TOTAL INVESTMENTS - 98.0% (Cost $4,785,948)		$4,703,207
Other Assets in Excess of Liabilities - 2.0%		93,395
TOTAL NET ASSETS - 100.0%		$4,796,602

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LP - Limited Partnership
PLC - Public Limited Company
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $627,221 or 13.1% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

48

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)

	Pacer American Energy Independence ETF	Pacer BlueStar Digital Entertainment ETF	Pacer BlueStar Engineering the Future ETF	Pacer Developed Markets Cash Cows Growth Leaders ETF	Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF
ASSETS:
Investments, at value	$93,043,842	$1,617,518	$1,425,153	$1,041,915	$5,890,070
Dividends receivable	186,588	1,289	1,280	2,526	632
Cash	54,144	2	—	—	—
Cash - interest bearing deposit account	52,471	1,397	175	1,742	471,399
Foreign currency, at value	44,511	213	—	—	—
Security lending income receivable	2,269	10	14	7	52
Interest receivable	543	—	2	4	1,260
Dividend tax reclaims receivable	—	96	87	599	—
Deposit at broker for other investments	—	—	—	—	247,897
Total assets	93,384,368	1,620,525	1,426,711	1,046,793	6,611,310
LIABILITIES:
Payable upon return of securities loaned	3,547,401	—	224,284	40,018	503,216
Payable to adviser	55,503	760	399	506	2,882
Payable for investments purchased	58	—	—	—	—
Payable to custodian foreign currency, at value	—	—	—	1	—
Total liabilities	3,602,962	760	224,683	40,525	506,098
NET ASSETS	$ 89,781,406	$1,619,765	$1,202,028	$1,006,268	$6,105,212
Net Assets Consists of:
Paid-in capital	$69,350,998	$1,529,430	$1,260,198	$1,014,145	$6,358,000
Total distributable earnings/ (accumulated losses)	20,430,408	90,335	(58,170)	(7,877)	(252,788)
Total net assets	$ 89,781,406	$1,619,765	$1,202,028	$1,006,268	$6,105,212
Net assets	$89,781,406	$1,619,765	$1,202,028	$1,006,268	$6,105,212
Shares issued and outstanding(a)	2,350,000	60,000	60,000	50,000	200,000
Net asset value per share	$38.20	$27.00	$20.03	$20.13	$30.53
Cost:
Investments, at cost	$70,003,210	$1,427,081	$1,461,463	$1,011,435	$5,998,974
Foreign currency, at cost	$44,365	$203	$—	$—	$—
Loaned Securities:
at value (included in investments)	$3,293,654	$—	$218,056	$41,751	$491,496

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

49

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	Pacer PE/VC ETF	Pacer Solactive Whitney Future of Warfare ETF	Pacer Swan SOS Conservative April ETF	Pacer Swan SOS Conservative January ETF
ASSETS:
Investments, at value	$878,423,609	$1,579,320	$1,293,304	$59,579,476	$31,488,160
Cash - interest bearing deposit account	10,320,814	182,214	645	526,729	270,506
Deposit at broker for other investments	6,011,465	—	—	13,306	7,599
Interest receivable	719,401	535	1	1,392	754
Dividends receivable	413,440	863	2,084	—	—
Security lending income receivable	5,260	—	—	—	—
Dividend tax reclaims receivable	3,612	37	6	—	—
Receivable for swap contracts	—	18,618	—	—	—
Receivable for investments sold	—	—	—	43,161	—
Receivable for fund shares sold	—	—	—	1,262,935	—
Receivable for transaction fee	—	—	—	126	—
Prepaid expenses and other assets	312,369	—	—	—	—
Total assets	896,209,970	1,781,587	1,296,040	61,427,125	31,767,019
LIABILITIES:
Written option contracts, at value	—	—	—	2,048,572	505,700
Payable upon return of securities loaned	42,220,079	—	—	—	—
Payable to adviser	399,732	1,157	608	25,701	15,089
Payable for swap contracts	—	4,372	—	—	—
Payable for investments purchased	—	—	—	1,258,005	—
Payable for expense and other liabilities	—	—	—	—	1,034
Total liabilities	42,619,811	5,529	608	3,332,278	521,823
NET ASSETS	$ 853,590,159	$1,776,058	$1,295,432	$58,094,847	$31,245,196
Net Assets Consists of:
Paid-in capital	$837,100,428	$1,994,400	$1,238,058	$58,257,844	$31,077,866
Total distributable earnings/ (accumulated losses)	16,489,731	(218,342)	57,374	(162,997)	167,330
Total net assets	$ 853,590,159	$1,776,058	$1,295,432	$58,094,847	$31,245,196
Net assets	$853,590,159	$1,776,058	$1,295,432	$58,094,847	$31,245,196
Shares issued and outstanding(a)	23,670,000	80,000	50,000	2,300,000	1,150,000
Net asset value per share	$36.06	$22.20	$25.91	$25.26	$27.17

The accompanying notes are an integral part of these financial statements.

50

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	Pacer PE/VC ETF	Pacer Solactive Whitney Future of Warfare ETF	Pacer Swan SOS Conservative April ETF	Pacer Swan SOS Conservative January ETF
Cost:
Investments, at cost	$845,831,697	$1,670,932	$1,282,975	$59,371,340	$32,598,234
Proceeds:
Written options premium received	$—	$—	$—	$1,892,808	$892,991
Loaned Securities:
at value (included in investments)	$41,408,543	$—	$—	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

51

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Pacer Swan SOS Conservative July ETF	Pacer Swan SOS Conservative October ETF	Pacer Swan SOS Flex April ETF	Pacer Swan SOS Flex January ETF	Pacer Swan SOS Flex July ETF
ASSETS:
Investments, at value	$44,275,351	$38,965,027	$22,490,292	$52,059,157	$21,944,723
Cash - interest bearing deposit account	289,133	332,123	232,977	419,810	200,111
Deposit at broker for other investments	4,461	12,581	5,235	9,823	5,595
Interest receivable	832	912	566	1,114	566
Total assets	44,569,777	39,310,643	22,729,070	52,489,904	22,150,995
LIABILITIES:
Written option contracts, at value	86,565	365,232	1,366,648	2,306,436	123,833
Payable to adviser	18,314	18,770	10,468	23,730	11,259
Total liabilities	104,879	384,002	1,377,116	2,330,166	135,092
NET ASSETS	$ 44,464,898	$38,926,641	$21,351,954	$50,159,738	$22,015,903
Net Assets Consists of:
Paid-in capital	$44,787,810	$41,321,731	$24,469,044	$47,683,517	$24,232,414
Total distributable earnings/ (accumulated losses)	(322,912)	(2,395,090)	(3,117,090)	2,476,221	(2,216,511)
Total net assets	$ 44,464,898	$38,926,641	$21,351,954	$50,159,738	$22,015,903
Net assets	$44,464,898	$38,926,641	$21,351,954	$50,159,738	$22,015,903
Shares issued and outstanding(a)	1,725,000	1,500,000	750,000	1,550,000	775,000
Net asset value per share	$25.78	$25.95	$28.47	$32.36	$28.41
Cost:
Investments, at cost	$43,509,950	$40,459,354	$22,382,624	$53,141,958	$21,696,207
Proceeds:
Written options premium received	$739,596	$1,330,934	$1,137,344	$2,330,084	$746,161

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

52

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Pacer Swan SOS Flex October ETF	Pacer Swan SOS Fund of Funds ETF	Pacer Swan SOS Moderate April ETF	Pacer Swan SOS Moderate January ETF	Pacer Swan SOS Moderate July ETF
ASSETS:
Investments in unaffiliated securities, at value	$14,361,684	$2,277,925	$81,935,955	$88,162,079	$70,524,747
Investments in affiliated securities, at value	—	421,491,676	—	—	—
Cash - interest bearing deposit account	90,189	2,290,491	776,173	820,962	659,515
Deposit at broker for other investments	7,721	—	6,386	5,771	—
Interest receivable	249	6,236	1,997	2,170	1,761
Receivable for fund shares sold	—	1,420,985	—	—	—
Security lending income receivable	—	2,333	—	—	—
Receivable for transaction fee	—	2,817	—	—	—
Prepaid expenses and other assets	—	—	—	—	724,976
Total assets	14,459,843	427,492,463	82,720,511	88,990,982	71,910,999
LIABILITIES:
Written option contracts, at value	368,203	—	4,295,386	3,032,129	370,695
Payable to adviser	6,750	41,168	36,950	42,282	34,975
Interest payable	—	—	—	1	—
Payable for investments purchased	—	1,423,802	—	—	—
Payable upon return of securities loaned	—	2,277,925	—	—	—
Due to broker	—	—	—	—	719,129
Total liabilities	374,953	3,742,895	4,332,336	3,074,412	1,124,799
NET ASSETS	$ 14,084,890	$423,749,568	$78,388,175	$85,916,570	$70,786,200
Net Assets Consists of
Paid-in capital	$16,767,087	$386,778,619	$81,183,352	$82,090,107	$73,204,116
Total distributable earnings/(accumulated losses)	(2,682,197)	36,970,949	(2,795,177)	3,826,463	(2,417,916)
Total net assets	$ 14,084,890	$423,749,568	$78,388,175	$85,916,570	$70,786,200
Net assets	$14,084,890	$423,749,568	$78,388,175	$85,916,570	$70,786,200
Shares issued and outstanding(a)	500,000	14,900,000	2,900,000	3,000,000	2,550,000
Net asset value per share	$28.17	$28.44	$27.03	$28.64	$27.76
Cost:
Investments in unaffiliated securities, at cost	$14,587,930	$2,277,925	$81,501,760	$90,111,300	$69,313,439
Investments in affiliated securities, at cost	$—	$391,455,473	$—	$—	$—
Proceeds
Written options premium received	$679,167	$—	$3,792,006	$3,615,870	$2,307,525
Loaned Securities:
at value (included in investments)	$—	$2,225,206	$—	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

53

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Pacer Swan SOS Moderate October ETF	Pacer US Cash Cows Bond ETF
ASSETS:
Investments, at value	$105,290,584	$4,703,207
Cash - interest bearing deposit account	967,022	31,757
Deposit at broker for other investments	5,810	—
Interest receivable	2,514	62,945
Total assets	106,265,930	4,797,909
LIABILITIES:
Written option contracts, at value	2,253,724	—
Payable to adviser	50,928	1,307
Total liabilities	2,304,652	1,307
NET ASSETS	$ 103,961,278	$4,796,602
Net Assets Consists of:
Paid-in capital	$112,808,376	$4,873,352
Total accumulated losses	(8,847,098)	(76,750)
Total net assets	$ 103,961,278	$4,796,602
Net assets	$103,961,278	$4,796,602
Shares issued and outstanding(a)	3,825,000	200,000
Net asset value per share	$27.18	$23.98
Cost:
Investments, at cost	$106,645,190	$4,785,948
Proceeds:
Written options premium received	$4,066,499	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

54

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2025 (Unaudited)

	Pacer American Energy Independence ETF	Pacer BlueStar Digital Entertainment ETF	Pacer BlueStar Engineering the Future ETF	Pacer Developed Markets Cash Cows Growth Leaders ETF	Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF
INVESTMENT INCOME:
Dividend income	$996,133	$10,360	$4,417	$8,727	$22,542
Less: Dividend withholding taxes	(75,885)	(211)	(506)	(1,022)	(47)
Less: Issuance fees	—	(2)	(79)	—	(9)
Interest income	2,345	41	14	13	13,695
Securities lending income	19,747	34	26	11	151
Total investment income	942,340	10,222	3,872	7,729	36,332
EXPENSES:
Investment advisory fee	314,197	3,602	2,596	2,201	19,375
Total expenses	314,197	3,602	2,596	2,201	19,375
Net investment income	628,143	6,620	1,276	5,528	16,957
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(125,764)	1,512	1,075	(24,945)	48,779
Futures contracts	—	—	—	—	(36,645)
Foreign currency translation	(5,713)	(174)	48	401	—
Net realized gain (loss)	(131,477)	1,338	1,123	(24,544)	12,134
Net change in unrealized appreciation (depreciation) on:
Investments	2,473,258	114,220	(20,597)	26,962	(119,802)
Future contracts	—	—	—	—	(45,299)
Foreign currency translation	383	203	100	167	—
Net change in unrealized appreciation (depreciation)	2,473,641	114,423	(20,497)	27,129	(165,101)
Net realized and unrealized gain (loss)	2,342,164	115,761	(19,374)	2,585	(152,967)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,970,307	$122,381	$(18,098)	$8,113	$(136,010)

The accompanying notes are an integral part of these financial statements.

55

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	Pacer PE/VC ETF(a)	Pacer Solactive Whitney Future of Warfare ETF(b)	Pacer Swan SOS Conservative April ETF	Pacer Swan SOS Conservative January ETF
INVESTMENT INCOME:
Dividend income	$4,507,280	$4,463	$6,435	$—	$—
Less: Dividend withholding taxes	(1,062)	—	(41)	—	—
Less: Issuance fees	(52)	—	—	—	—
Interest income	1,930,859	1,491	12	5,577	1,747
Securities lending income	11,428	—	—	—	—
Total investment income	6,448,453	5,954	6,406	5,577	1,747
EXPENSES:
Investment advisory fee	2,291,893	3,629	2,762	122,637	71,247
Income tax expense	—	—	2	—	—
Total expenses	2,291,893	3,629	2,764	122,637	71,247
Net investment income/(loss)	4,156,560	2,325	3,642	(117,060)	(69,500)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	8,797,131	(27,965)	44,228	1,976,685	3,364,212
Written option contracts expired or closed	—	—	—	614,017	(728,020)
Futures contracts	1,580,570	—	—	—	—
Swap contracts	—	(114,026)	—	—	—
Foreign currency translation	—	—	862	—	—
Net realized gain (loss)	10,377,701	(141,991)	45,090	2,590,702	2,636,192
Net change in unrealized appreciation (depreciation) on:
Investments	(35,991,339)	(91,612)	10,329	(3,127,083)	(3,936,667)
Written option contracts	—	—	—	(102,263)	983,370
Future contracts	(4,805,244)	—	—	—	—
Swap contracts	—	13,713	—	—	—
Foreign currency translation	—	—	10	—	—
Net change in unrealized appreciation (depreciation)	(40,796,583)	(77,899)	10,339	(3,229,346)	(2,953,297)
Net realized and unrealized gain (loss)	(30,418,882)	(219,890)	55,429	(638,644)	(317,105)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (26,262,322)	$(217,565)	$59,071	$(755,704)	$(386,605)

(a)	Inception date of the fund was February 3, 2025.
(b)	Inception date of the fund was December 17, 2024.
The accompanying notes are an integral part of these financial statements.

56

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Pacer Swan SOS Conservative July ETF	Pacer Swan SOS Conservative October ETF	Pacer Swan SOS Flex April ETF	Pacer Swan SOS Flex January ETF	Pacer Swan SOS Flex July ETF
INVESTMENT INCOME:
Interest income	$5,163	$3,704	$2,811	$3,485	$3,325
Total investment income	5,163	3,704	2,811	3,485	3,325
EXPENSES:
Investment advisory fee	115,419	102,428	72,263	145,849	79,409
Total expenses	115,419	102,428	72,263	145,849	79,409
Net investment income	(110,256)	(98,724)	(69,452)	(142,364)	(76,084)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(165,985)	(126,751)	612,035	6,991,919	(57,896)
Written option contracts expired or closed	4,808	3,660	788,779	(625,045)	37,670
Net realized gain (loss)	(161,177)	(123,091)	1,400,814	6,366,874	(20,226)
Net change in unrealized appreciation (depreciation) on:
Investments	(694,458)	(1,377,050)	(1,486,594)	(6,954,455)	(781,060)
Written option contracts	745,748	916,750	(488,356)	574,800	637,384
Net change in unrealized appreciation (depreciation)	51,290	(460,300)	(1,974,950)	(6,379,655)	(143,676)
Net realized and unrealized gain (loss)	(109,887)	(583,391)	(574,136)	(12,781)	(163,902)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (220,143)	$(682,115)	$(643,588)	$(155,145)	$(239,986)

The accompanying notes are an integral part of these financial statements.

57

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Pacer Swan SOS Flex October ETF	Pacer Swan SOS Fund of Funds ETF	Pacer Swan SOS Moderate April ETF	Pacer Swan SOS Moderate January ETF	Pacer Swan SOS Moderate July ETF
INVESTMENT INCOME:
Interest income	$785	$40,997	$10,023	$8,239	$10,945
Securities lending income	—	15,672	—	—	—
Total investment income	785	56,669	10,023	8,239	10,945
EXPENSES:
Investment advisory fee	44,441	255,230	214,988	241,129	234,125
Total expenses	44,441	255,230	214,988	241,129	234,125
Net investment loss	(43,656)	(198,561)	(204,965)	(232,890)	(223,180)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(41,381)	—	2,673,281	11,150,860	(9,997)
Investments in affiliated securities	—	7,603,969	—	—	—
Written option contracts expired or closed	8,036	—	2,155,122	(2,192,306)	98,770
Net realized gain (loss)	(33,345)	7,603,969	4,828,403	8,958,554	88,773
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(147,282)	—	(5,088,124)	(11,975,308)	(2,130,312)
Investments in affiliated securities	—	(12,535,407)	—	—	—
Written option contracts	281,551	—	(843,739)	2,588,023	1,991,929
Net change in unrealized appreciation (depreciation)	134,269	(12,535,407)	(5,931,863)	(9,387,285)	(138,383)
Net realized and unrealized gain (loss)	100,924	(4,931,438)	(1,103,460)	(428,731)	(49,610)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,268	$(5,129,999)	$(1,308,425)	$(661,621)	$(272,790)

The accompanying notes are an integral part of these financial statements.

58

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Pacer Swan SOS Moderate October ETF	Pacer US Cash Cows Bond ETF(a)
INVESTMENT INCOME:
Interest income	$11,239	$53,023
Total investment income	11,239	53,023
EXPENSES:
Investment advisory fee	263,869	4,211
Income tax expense	—	150
Total expenses	263,869	4,361
Net investment income/(loss)	(252,630)	48,662
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(498,108)	1
Written option contracts expired or closed	(139,830)	—
Net realized gain (loss)	(637,938)	1
Net change in unrealized appreciation (depreciation) on:
Investments	(1,097,138)	(82,741)
Written option contracts	1,674,037	—
Net change in unrealized appreciation (depreciation)	576,899	(82,741)
Net realized and unrealized gain (loss)	(61,039)	(82,740)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(313,669)	$(34,078)

(a)	Inception date of the Fund was December 17, 2024.
The accompanying notes are an integral part of these financial statements.

59

Pacer Funds
Statements of Changes in Net Assets

	Pacer American Energy Independence ETF		Pacer BlueStar Digital Entertainment ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$628,143	$1,208,799	$6,620	$3,479
Net realized gain (loss)	(131,477)	3,135,984	1,338	93,801
Net change in unrealized appreciation (depreciation)	2,473,641	13,850,484	114,423	165,976
Net increase (decrease) in net assets from operations	2,970,307	18,195,267	122,381	263,256
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,914,000)	(1,396,764)	(5,166)	(3,735)
From return of capital	—	(1,033,236)	—	—
Total distributions to shareholders	(1,914,000)	(2,430,000)	(5,166)	(3,735)
CAPITAL TRANSACTIONS:
Subscriptions	24,819,425	8,137,985	542,616	435,384
Redemptions	—	(3,386,030)	—	(431,758)
ETF transaction fees (See Note 1)	—	—	310	1
Net increase (decrease) in net assets from capital transactions	24,819,425	4,751,955	542,926	3,627
Net increase (decrease) in net assets	25,875,732	20,517,222	660,141	263,148
NET ASSETS:
Beginning of the period	63,905,674	43,388,452	959,624	696,476
End of the period	$ 89,781,406	$63,905,674	$1,619,765	$959,624
SHARES TRANSACTIONS
Subscriptions	600,000	250,000	20,000	20,000
Redemptions	—	(100,000)	—	(20,000)
Total increase (decrease) in shares outstanding	600,000	150,000	20,000	—

The accompanying notes are an integral part of these financial statements.

60

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer BlueStar Engineering the Future ETF		Pacer Developed Markets Cash Cows Growth Leaders ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$1,276	$1,566	$5,528	$9,552
Net realized gain (loss)	1,123	91,317	(24,544)	(33,220)
Net change in unrealized appreciation (depreciation)	(20,497)	109,606	27,129	3,477
Net increase (decrease) in net assets from operations	(18,098)	202,489	8,113	(20,191)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(521)	(1,389)	(4,536)	(8,278)
Total distributions to shareholders	(521)	(1,389)	(4,536)	(8,278)
CAPITAL TRANSACTIONS:
Subscriptions	398,688	—	513,895	1,005,000
Redemptions	—	(792,712)	—	(487,735)
ETF transaction fees (See Note 1)	1	—	—	—
Net increase (decrease) in net assets from capital transactions	398,689	(792,712)	513,895	517,265
Net increase (decrease) in net assets	380,070	(591,612)	517,472	488,796
NET ASSETS:
Beginning of the period	821,958	1,413,570	488,796	—
End of the period	$ 1,202,028	$821,958	$1,006,268	$488,796
SHARES TRANSACTIONS
Subscriptions	20,000	—	25,000	50,000
Redemptions	—	(40,000)	—	(25,000)
Total increase (decrease) in shares outstanding	20,000	(40,000)	25,000	25,000

(a)	Inception date of the Fund was March 20, 2024.
The accompanying notes are an integral part of these financial statements.

61

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF		Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$16,957	$(403)	$4,156,560	$4,058,541
Net realized gain (loss)	12,134	—	10,377,701	4,596,315
Net change in unrealized appreciation (depreciation)	(165,101)	34,525	(40,796,583)	73,264,866
Net increase (decrease) in net assets from operations	(136,010)	34,122	(26,262,322)	81,919,722
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(150,900)	—	(22,151,232)	(7,672,502)
From return of capital	—	—	—	(13,454,992)
Total distributions to shareholders	(150,900)	—	(22,151,232)	(21,127,494)
CAPITAL TRANSACTIONS:
Subscriptions	—	6,358,000	346,773,249	390,260,988
Redemptions	—	—	(38,875,713)	(17,723,919)
Net increase (decrease) in net assets from capital transactions	—	6,358,000	307,897,536	372,537,069
Net increase (decrease) in net assets	(286,910)	6,392,122	259,483,982	433,329,297
NET ASSETS:
Beginning of the period	6,392,122	—	594,106,177	160,776,880
End of the period	$ 6,105,212	$6,392,122	$853,590,159	$594,106,177
SHARES TRANSACTIONS
Subscriptions	—	200,000	9,000,000	10,830,000
Redemptions	—	—	(1,080,000)	(480,000)
Total increase (decrease) in shares outstanding	—	200,000	7,920,000	10,350,000

(a)	Inception date of the Fund was September 23, 2024.
The accompanying notes are an integral part of these financial statements.

62

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer PE/VC ETF	Pacer Solactive Whitney Future of Warfare ETF	Pacer Swan SOS Conservative April ETF
	Period Ended April 30, 2025(a) (Unaudited)	Period Ended April 30, 2025(b) (Unaudited)	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$2,325	$3,642	$(117,060)	$(149,822)
Net realized gain (loss)	(141,991)	45,090	2,590,702	1,412,302
Net change in unrealized appreciation (depreciation)	(77,899)	10,339	(3,229,346)	3,007,434
Net increase (decrease) in net assets from operations	(217,565)	59,071	(755,704)	4,269,914
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(777)	(1,697)	—	—
Total distributions to shareholders	(777)	(1,697)	—	—
CAPITAL TRANSACTIONS:
Subscriptions	1,994,400	1,867,848	58,666,505	44,449,320
Redemptions	—	(629,790)	(37,587,720)	(21,118,528)
ETF transaction fees (See Note 1)	—	—	2,332	4,058
Net increase (decrease) in net assets from capital transactions	1,994,400	1,238,058	21,081,117	23,334,850
Net increase (decrease) in net assets	1,776,058	1,295,432	20,325,413	27,604,764
NET ASSETS:
Beginning of the period	—	—	37,769,434	10,164,670
End of the period	$ 1,776,058	$1,295,432	$58,094,847	$37,769,434
SHARES TRANSACTIONS
Subscriptions	80,000	75,000	2,325,000	1,875,000
Redemptions	—	(25,000)	(1,500,000)	(875,000)
Total increase (decrease) in shares outstanding	80,000	50,000	825,000	1,000,000

(a)	Inception date of the Fund was February 3, 2025.
(b)	Inception date of the Fund was December 17, 2024.
The accompanying notes are an integral part of these financial statements.

63

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Swan SOS Conservative January ETF		Pacer Swan SOS Conservative July ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(69,500)	$(108,640)	$(110,256)	$(110,201)
Net realized gain (loss)	2,636,192	1,426,542	(161,177)	1,667,088
Net change in unrealized appreciation (depreciation)	(2,953,297)	1,465,187	51,290	1,660,411
Net increase (decrease) in net assets from operations	(386,605)	2,783,089	(220,143)	3,217,298
CAPITAL TRANSACTIONS:
Subscriptions	32,652,635	22,886,263	10,668,645	41,936,132
Redemptions	(20,755,152)	(16,167,300)	(3,221,825)	(16,964,972)
ETF transaction fees (See Note 1)	1,464	1,593	1,389	3,136
Net increase (decrease) in net assets from capital transactions	11,898,947	6,720,556	7,448,209	24,974,296
Net increase (decrease) in net assets	11,512,342	9,503,645	7,228,066	28,191,594
NET ASSETS:
Beginning of the period	19,732,854	10,229,209	37,236,832	9,045,238
End of the period	$31,245,196	$19,732,854	$44,464,898	$37,236,832
SHARES TRANSACTIONS
Subscriptions	1,175,000	925,000	425,000	1,675,000
Redemptions	(750,000)	(650,000)	(125,000)	(675,000)
Total increase (decrease) in shares outstanding	425,000	275,000	300,000	1,000,000

The accompanying notes are an integral part of these financial statements.

64

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Swan SOS Conservative October ETF		Pacer Swan SOS Flex April ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(98,724)	$(54,494)	$(69,452)	$(138,222)
Net realized gain (loss)	(123,091)	1,207,086	1,400,814	3,103,526
Net change in unrealized appreciation (depreciation)	(460,300)	9,121	(1,974,950)	1,261,868
Net increase (decrease) in net assets from operations	(682,115)	1,161,713	(643,588)	4,227,172
CAPITAL TRANSACTIONS:
Subscriptions	26,591,387	17,419,863	22,936,400	28,784,565
Redemptions	(1,943,417)	(10,337,700)	(25,586,163)	(24,949,467)
ETF transaction fees (See Note 1)	2,854	1,084	287	1,064
Net increase (decrease) in net assets from capital transactions	24,650,824	7,083,247	(2,649,476)	3,836,162
Net increase (decrease) in net assets	23,968,709	8,244,960	(3,293,064)	8,063,334
NET ASSETS:
Beginning of the period	14,957,932	6,712,972	24,645,018	16,581,684
End of the period	$ 38,926,641	$14,957,932	$21,351,954	$24,645,018
SHARES TRANSACTIONS
Subscriptions	1,000,000	675,000	800,000	1,075,000
Redemptions	(75,000)	(400,000)	(900,000)	(925,000)
Total increase (decrease) in shares outstanding	925,000	275,000	(100,000)	150,000

The accompanying notes are an integral part of these financial statements.

65

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Swan SOS Flex January ETF		Pacer Swan SOS Flex July ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(142,364)	$(238,147)	$(76,084)	$(163,485)
Net realized gain (loss)	6,366,874	3,289,764	(20,226)	4,263,441
Net change in unrealized appreciation (depreciation)	(6,379,655)	4,200,996	(143,676)	1,407,792
Net increase (decrease) in net assets from operations	(155,145)	7,252,613	(239,986)	5,507,748
CAPITAL TRANSACTIONS:
Subscriptions	52,043,348	50,810,650	—	37,180,479
Redemptions	(48,795,938)	(29,146,917)	(4,857,505)	(38,537,555)
ETF transaction fees (See Note 1)	489	3,422	486	1,998
Net increase (decrease) in net assets from capital transactions	3,247,899	21,667,155	(4,857,019)	(1,355,078)
Net increase (decrease) in net assets	3,092,754	28,919,768	(5,097,005)	4,152,670
NET ASSETS:
Beginning of the period	47,066,984	18,147,216	27,112,908	22,960,238
End of the period	$50,159,738	$47,066,984	$22,015,903	$27,112,908
SHARES TRANSACTIONS
Subscriptions	1,575,000	1,750,000	—	1,375,000
Redemptions	(1,475,000)	(1,000,000)	(175,000)	(1,425,000)
Total increase (decrease) in shares outstanding	100,000	750,000	(175,000)	(50,000)

The accompanying notes are an integral part of these financial statements.

66

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Swan SOS Flex October ETF		Pacer Swan SOS Fund of Funds ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(43,656)	$(92,991)	$(198,561)	$(324,204)
Net realized gain (loss)	(33,345)	2,280,880	7,603,969	12,173,994
Net change in unrealized appreciation (depreciation)	134,269	79,750	(12,535,407)	35,921,245
Net increase (decrease) in net assets from operations	57,268	2,267,639	(5,129,999)	47,771,035
CAPITAL TRANSACTIONS:
Subscriptions	1,419,412	21,974,547	89,207,920	223,157,394
Redemptions	(2,130,443)	(20,219,830)	(38,214,293)	(66,801,481)
ETF transaction fees (See Note 1)	355	1,268	145,043	375,124
Net increase (decrease) in net assets from capital transactions	(710,676)	1,755,985	51,138,670	156,731,037
Net increase (decrease) in net assets	(653,408)	4,023,624	46,008,671	204,502,072
NET ASSETS:
Beginning of the period	14,738,298	10,714,674	377,740,897	173,238,825
End of the period	$ 14,084,890	$14,738,298	$423,749,568	$377,740,897
SHARES TRANSACTIONS
Subscriptions	50,000	800,000	3,050,000	8,375,000
Redemptions	(75,000)	(725,000)	(1,350,000)	(2,450,000)
Total increase (decrease) in shares outstanding	(25,000)	75,000	1,700,000	5,925,000

The accompanying notes are an integral part of these financial statements.

67

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Swan SOS Moderate April ETF		Pacer Swan SOS Moderate January ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(204,965)	$(358,772)	$(232,890)	$(387,212)
Net realized gain (loss)	4,828,403	4,636,413	8,958,554	4,312,373
Net change in unrealized appreciation (depreciation)	(5,931,863)	5,224,639	(9,387,285)	5,918,853
Net increase (decrease) in net assets from operations	(1,308,425)	9,502,280	(661,621)	9,844,014
CAPITAL TRANSACTIONS:
Subscriptions	80,729,398	99,784,487	100,677,120	92,195,350
Redemptions	(72,107,523)	(68,071,712)	(82,203,753)	(68,014,698)
ETF transaction fees (See Note 1)	2,177	8,750	2,842	8,040
Net increase (decrease) in net assets from capital transactions	8,624,052	31,721,525	18,476,209	24,188,692
Net increase (decrease) in net assets	7,315,627	41,223,805	17,814,588	34,032,706
NET ASSETS:
Beginning of the period	71,072,548	29,848,743	68,101,982	34,069,276
End of the period	$78,388,175	$71,072,548	$85,916,570	$68,101,982
SHARES TRANSACTIONS
Subscriptions	2,975,000	3,925,000	3,450,000	3,525,000
Redemptions	(2,675,000)	(2,625,000)	(2,825,000)	(2,575,000)
Total increase (decrease) in shares outstanding	300,000	1,300,000	625,000	950,000

The accompanying notes are an integral part of these financial statements.

68

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Swan SOS Moderate July ETF		Pacer Swan SOS Moderate October ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(223,180)	$(385,641)	$(252,630)	$(272,602)
Net realized gain (loss)	88,773	7,174,696	(637,938)	5,948,667
Net change in unrealized appreciation (depreciation)	(138,383)	4,314,711	576,899	267,020
Net increase (decrease) in net assets from operations	(272,790)	11,103,766	(313,669)	5,943,085
CAPITAL TRANSACTIONS:
Subscriptions	712,695	104,661,249	50,318,365	80,435,795
Redemptions	(8,334,310)	(78,995,868)	(11,698,728)	(57,598,727)
ETF transaction fees (See Note 1)	905	6,725	6,202	5,372
Net increase (decrease) in net assets from capital transactions	(7,620,710)	25,672,106	38,625,839	22,842,440
Net increase (decrease) in net assets	(7,893,500)	36,775,872	38,312,170	28,785,525
NET ASSETS:
Beginning of the period	78,679,700	41,903,828	65,649,108	36,863,583
End of the period	$ 70,786,200	$78,679,700	$103,961,278	$65,649,108
SHARES TRANSACTIONS
Subscriptions	25,000	3,950,000	1,825,000	3,000,000
Redemptions	(300,000)	(2,950,000)	(425,000)	(2,150,000)
Total increase (decrease) in shares outstanding	(275,000)	1,000,000	1,400,000	850,000

The accompanying notes are an integral part of these financial statements.

69

Pacer Funds
Statements of Changes in Net Assets(Continued)

Pacer US Cash Cows Bond ETF
Period Ended April 30, 2025(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$48,662
Net realized gain (loss)	1
Net change in unrealized appreciation (depreciation)	(82,741)
Net increase (decrease) in net assets from operations	(34,078)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(42,672)
Total distributions to shareholders	(42,672)
CAPITAL TRANSACTIONS:
Subscriptions	4,873,352
Net increase (decrease) in net assets from capital transactions	4,873,352
Net increase (decrease) in net assets	4,796,602
NET ASSETS:
Beginning of the period	—
End of the period	$ 4,796,602
SHARES TRANSACTIONS
Subscriptions	200,000
Total increase (decrease) in shares outstanding	200,000

(a)	Inception date of the Fund was December 17, 2024.
The accompanying notes are an integral part of these financial statements.

70

PACER AMERICAN ENERGY INDEPENDENCE ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,				Period Ended October 31, 2020(g)	For the Year Ended November 30, 2019
		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$36.52	$27.12	$27.87	$25.31	$14.96	$21.79	23.21
INVESTMENT OPERATIONS:
Net investment income(a)	0.30	0.72	0.63	0.41	0.40	0.28	0.37
Net realized and unrealized gain (loss) on investments(b)	2.26	10.12	0.06	3.59	11.39	(5.55)	(0.34)
Total from investment operations	2.56	10.84	0.69	4.00	11.79	(5.27)	0.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.88)	(0.82)	(0.33)	(0.26)	(0.50)	(0.52)	(0.22)
Return of capital	—	(0.62)	(1.11)	(1.18)	(0.94)	(1.04)	(1.23)
Total distributions	(0.88)	(1.44)	(1.44)	(1.44)	(1.44)	(1.56)	(1.45)
ETF transaction fees per share	—	0.00(c)	—	—	—	—	0.00(c)
Net asset value, end of period	$38.20	$36.52	$27.12	$27.87	$25.31	$14.96	21.79
Total return(d)	6.91%	40.90%	2.68%	16.26%	80.71%	−24.76%	−0.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$89,781	$63,906	$43,388	$47,377	$25,309	$11,966	$10,897
Ratio of expenses to average net assets(e)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	1.50%	2.27%	2.32%	1.53%	1.82%	1.81%	1.58%
Portfolio turnover rate(d)(f)	13%	22%	27%	25%	22%	41%	26%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Shares of the Predecessor USAI Fund converted Shares at the close of business on December 13, 2019. See Note 1 in the Financial Statements. For the period ended December 13, 2019 to October 31, 2020.
The accompanying notes are an integral part of these financial statements.

71

PACER BLUESTAR DIGITAL ENTERTAINMENT ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,		Period Ended October 31, 2022(a)
		2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$23.99	$17.41	$15.44	$19.74
INVESTMENT OPERATIONS:
Net investment income(b)	0.14	0.09	0.15	0.05
Net realized and unrealized gain (loss) on investments(c)	2.96	6.58	1.99	(4.32)
Total from investment operations	3.10	6.67	2.14	(4.27)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.09)	(0.17)	(0.04)
Total distributions	(0.10)	(0.09)	(0.17)	(0.04)
ETF transaction fees per share	0.01	0.00(d)	—	0.01
Net asset value, end of period	$27.00	$23.99	$17.41	$15.44
Total return(e)	12.96%	38.38%	13.74%	−21.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,620	$960	$696	$618
Ratio of expenses to average net assets(f)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(f)	1.10%	0.40%	0.78%	0.53%
Portfolio turnover rate(e)(g)	23%	49%	40%	33%

(a)	Inception date of the Fund was April 7, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

72

PACER BLUESTAR ENGINEERING THE FUTURE ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,		Period Ended October 31, 2022(a)
		2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$20.55	$17.67	$17.00	$20.52
INVESTMENT OPERATIONS:
Net investment income(b)	0.03	0.04	0.04	0.01
Net realized and unrealized gain (loss) on investments(c)	(0.54)	2.87	0.68	(3.53)
Total from investment operations	(0.51)	2.91	0.72	(3.52)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.03)	(0.04)	—
Return of capital	—	—	(0.01)	—
Total distributions	(0.01)	(0.03)	(0.05)	—
ETF transaction fees per share	0.00(d)	—	—	—
Net asset value, end of period	$20.03	$20.55	$17.67	$17.00
Total return(e)	−2.45%	16.48%	4.18%	−17.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,202	$822	$1,414	$1,360
Ratio of expenses to average net assets(f)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(f)	0.29%	0.17%	0.19%	0.07%
Portfolio turnover rate(e)(g)	16%	19%	15%	0%

(a)	Inception date of the Fund was May 4, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

73

PACER DEVELOPED MARKETS CASH COWS GROWTH LEADERS ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$19.55	$20.10
INVESTMENT OPERATIONS:
Net investment income(b)	0.16	0.26
Net realized and unrealized gain (loss) on investments(c)	0.60	(0.62)
Total from investment operations	0.76	(0.36)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.19)
Total distributions	(0.18)	(0.19)
Net asset value, end of period	$20.13	$19.55
Total return(d)	3.91%	−1.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,006	$489
Ratio of expenses to average net assets(e)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(e)	1.63%	2.16%
Portfolio turnover rate(d)(f)	60%	33%

(a)	Inception date of the Fund was March 20, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

74

PACER METAURUS NASDAQ-100 DIVIDEND MULTIPLIER 600 ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$31.96	$31.79
INVESTMENT OPERATIONS:
Net investment income(b)	0.08	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	(0.76)	0.17
Total from investment operations	(0.68)	0.17
LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)	—
Return of capital	(0.32)	—
Total distributions	(0.75)	—
Net asset value, end of period	$30.53	$31.96
Total return(e)	−2.19%	0.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,105	$6,392
Ratio of expenses to average net assets(f)	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(f)	0.53%	(0.06)%
Portfolio turnover rate(e)(g)	3%	0%

(a)	Inception date of the Fund was September 23, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

75

PACER METAURUS US LARGE CAP DIVIDEND MULTIPLIER 400 ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended October 31, 2023(h)	Year Ended April 30, 2023	Period Ended April 30, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$37.72	$29.77	$30.39	$31.64	$34.65
INVESTMENT OPERATIONS:
Net investment income(b)	0.21	0.42	0.18	0.32	0.12
Net realized and unrealized gain (loss) on investments(c)	(0.81)	9.62	0.22	0.53	(1.73)
Total from investment operations	(0.60)	10.04	0.40	0.85	(1.61)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.60)	(0.56)	(0.16)	(0.30)	(0.10)
Net realized gains	—	(0.20)	(0.04)	(0.33)	—
Return of capital	(0.46)	(1.33)	(0.82)	(1.47)	(1.30)
Total distributions	(1.06)	(2.09)	(1.02)	(2.10)	(1.40)
Net asset value, end of period	$36.06	$37.72	$29.77	$30.39	$31.64
Total return(d)	−1.68%	34.25%	1.25%	3.25%	−5.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$853,590	$594,106	$160,777	$109,388	$55,055
Ratio of expenses to average net assets(e)(g)	0.60%	0.63%	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets(e)	1.09%	1.16%	1.15%	1.07%	0.42%
Portfolio turnover rate(d)(f)	4%	7%	4%	9%	7%

(a)	Inception date of the Fund was July 12, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Effective February 1, 2024 the investment advisory fee changed from 0.79% to 0.60%.
(h)	For the period May 1, 2023 through October 31, 2023.
The accompanying notes are an integral part of these financial statements.

76

PACER PE/VC ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$24.93
INVESTMENT OPERATIONS:
Net investment income(b)	0.03
Net realized and unrealized gain (loss) on investments(c)	(2.75)
Total from investment operations	(2.72)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$22.20
Total return(d)	−10.91%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,776
Ratio of expenses to average net assets(e)	0.85%
Ratio of net investment income (loss) to average net assets(e)	0.53%
Portfolio turnover rate(d)(f)	28%

(a)	Inception date of the Fund was February 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

77

PACER SOLACTIVE WHITNEY FUTURE OF WARFARE ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$24.76
INVESTMENT OPERATIONS:
Net investment income(b)	0.07
Net realized and unrealized gain (loss) on investments(c)	1.11
Total from investment operations	1.18
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)
Total distributions	(0.03)
Net asset value, end of period	$25.91
Total return(d)	4.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,295
Ratio of expenses to average net assets(e)	0.60%
Ratio of tax expenses to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	0.79%
Portfolio turnover rate(d)(g)	26%

(a)	Inception date of the Fund was December 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

78

PACER SWAN SOS CONSERVATIVE APRIL ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,			Period Ended October 31, 2021(a)
		2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$25.61	$21.40	$20.75	$21.73	$20.61
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.07)	(0.15)	(0.15)	(0.16)	(0.09)
Net realized and unrealized gain (loss) on investments(c)	(0.28)	4.36	0.80	(0.82)	1.21
Total from investment operations	(0.35)	4.21	0.65	(0.98)	1.12
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$25.26	$25.61	$21.40	$20.75	$21.73
Total return(e)	−1.36%	19.66%	3.13%	−4.52%	5.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$58,095	$37,769	$10,165	$16,081	$2,717
Ratio of expenses to average net assets(f)(h)	0.60%	0.63%	0.76%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	0%	0.01%	0.01%	0%	0%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.60%	0.62%	0.75%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.57)%	(0.60)%	(0.73)%	(0.75)%	(0.75)%
Portfolio turnover rate(e)(g)	0%	13%	0%	0%	0%

(a)	Inception date of the Fund was March 31, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Effective March 1, 2024 the investment advisory fee changed from 0.75% to 0.60%.
The accompanying notes are an integral part of these financial statements.

79

PACER SWAN SOS CONSERVATIVE JANUARY ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,			Period Ended October 31, 2021(a)
		2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$27.22	$22.73	$20.89	$22.19	$20.56
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.08)	(0.16)	(0.16)	(0.16)	(0.14)
Net realized and unrealized gain (loss) on investments(c)	0.03	4.65	2.00	(1.14)	1.77
Total from investment operations	(0.05)	4.49	1.84	(1.30)	1.63
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$27.17	$27.22	$22.73	$20.89	$22.19
Total return(e)	-0.17%	19.74%	8.79%	−5.85%	7.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$31,245	$19,733	$10,229	$15,670	$2,774
Ratio of expenses to average net assets(f)(h)	0.60%	0.64%	0.77%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	0%	0.01%	0.02%	0%	0%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.60%	0.63%	0.75%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.59)%	(0.61)%	(0.74)%	(0.75)%	(0.75)%
Portfolio turnover rate(e)(g)	0%	4%	0%	19%	0%

(a)	Inception date of the Fund was December 22, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Effective March 1, 2024 the investment advisory fee changed from 0.75% to 0.60%.
The accompanying notes are an integral part of these financial statements.

80

PACER SWAN SOS CONSERVATIVE JULY ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,			Period Ended October 31, 2021(a)
		2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$26.13	$21.28	$19.50	$20.94	$20.48
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.08)	(0.15)	(0.15)	(0.15)	(0.05)
Net realized and unrealized gain (loss) on investments(c)	(0.27)	5.00	1.93	(1.29)	0.51
Total from investment operations	(0.35)	4.85	1.78	(1.44)	0.46
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$25.78	$26.13	$21.28	$19.50	$20.94
Total return(e)	−1.36%	22.80%	9.16%	−6.88%	2.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$44,465	$37,237	$9,045	$6,336	$3,664
Ratio of expenses to average net assets(f)(h)	0.60%	0.64%	0.76%	0.76%	0.76%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	0%	0.01%	0.01%	0%	0%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.60%	0.63%	0.75%	0%	0%
Ratio of net investment income (loss) to average net assets(f)	(0.57)%	(0.60)%	(0.72)%	(0.75)%	(0.76)%
Portfolio turnover rate(e)(g)	0%	2%	0%	0%	0%

(a)	Inception date of the Fund was June 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Effective March 1, 2024 the investment advisory fee changed from 0.75% to 0.60%.
The accompanying notes are an integral part of these financial statements.

81

PACER SWAN SOS CONSERVATIVE OCTOBER ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,			Period Ended October 31, 2021(a)
		2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$26.01	$22.38	$19.89	$20.86	$20.51
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.08)	(0.16)	(0.16)	(0.15)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	0.02	3.79	2.65	(0.82)	0.36
Total from investment operations	(0.06)	3.63	2.49	(0.97)	0.35
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$25.95	$26.01	$22.38	$19.89	$20.86
Total return(e)	−0.24%	16.24%	12.54%	−4.67%	1.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$38,927	$14,958	$6,713	$4,971	$2,607
Ratio of expenses to average net assets(f)(h)	0.60%	0.65%	0.77%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	0%	0.01%	0.02%	0%	0%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.60%	0.65%	0.75%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.58)%	(0.62)%	(0.74)%	(0.75)%	(0.75)%
Portfolio turnover rate(e)(g)	0%	0%	0%	0%	0%

(a)	Inception date of the Fund was September 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Effective March 1, 2024 the investment advisory fee changed from 0.75% to 0.60%.
The accompanying notes are an integral part of these financial statements.

82

PACER SWAN SOS FLEX APRIL ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,			Period Ended October 31, 2021(a)
		2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$28.99	$23.69	$21.58	$22.75	$20.61
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.08)	(0.17)	(0.17)	(0.17)	(0.10)
Net realized and unrealized gain (loss) on investments(c)	(0.44)	5.47	2.28	(1.00)	2.24
Total from investment operations	(0.52)	5.30	2.11	(1.17)	2.14
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$28.47	$28.99	$23.69	$21.58	$22.75
Total return(e)	−1.81%	22.39%	9.80%	−5.15%	10.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$21,352	$24,645	$16,582	$12,406	$7,962
Ratio of expenses to average net assets(f)(h)	0.60%	0.65%	0.76%	0.77%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	0%	0.01%	0.01%	0%	0%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.60%	0.64%	0.75%	0.77%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.58)%	(0.62)%	(0.73)%	(0.76)%	(0.75)%
Portfolio turnover rate(e)(g)	0%	7%	0%	0%	0%

(a)	Inception date of the Fund was March 31, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Effective March 1, 2024 the investment advisory fee changed from 0.75% to 0.60%.
The accompanying notes are an integral part of these financial statements.

83

PACER SWAN SOS FLEX JANUARY ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,			Period Ended October 31, 2021(a)
		2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$32.46	$25.92	$22.93	$23.82	$20.56
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.10)	(0.19)	(0.19)	(0.17)	(0.15)
Net realized and unrealized gain (loss) on investments(c)	—	6.73	3.18	(0.73)	3.41
Total from investment operations	(0.10)	6.54	2.99	(0.90)	3.26
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.01	—
Net asset value, end of period	$32.36	$32.46	$25.92	$22.93	$23.82
Total return(e)	−0.30%	25.23%	13.05%	−3.74%	15.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$50,160	$47,067	$18,147	$17,196	$3,573
Ratio of expenses to average net assets(f)(h)	0.60%	0.64%	0.77%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	0%	0.01%	0.02%	0%	0%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.60%	0.63%	0.75%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.59)%	(0.61)%	(0.73)%	(0.76)%	(0.75)%
Portfolio turnover rate(e)(g)	0%	6%	0%	226%	0%

(a)	Inception date of the Fund was December 22, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Effective March 1, 2024 the investment advisory fee changed from 0.75% to 0.60%.
The accompanying notes are an integral part of these financial statements.

84

PACER SWAN SOS FLEX JULY ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,			Period Ended October 31, 2021(a)
		2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$28.54	$22.96	$20.78	$21.31	$20.48
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.08)	(0.17)	(0.16)	(0.16)	(0.05)
Net realized and unrealized gain (loss) on investments(c)	(0.05)	5.75	2.34	(0.37)	0.88
Total from investment operations	(0.13)	5.58	2.18	(0.53)	0.83
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$28.41	$28.54	$22.96	$20.78	$21.31
Total return(e)	−0.46%	24.30%	10.49%	−2.49%	4.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$22,016	$27,113	$22,960	$12,468	$5,327
Ratio of expenses to average net assets(f)(h)	0.60%	0.66%	0.77%	0.76%	0.76%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	0%	0.01%	0.02%	0%	0%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.60%	0.65%	0.75%	0.76%	0.76%
Ratio of net investment income (loss) to average net assets(f)	(0.57)%	(0.62)%	(0.69)%	(0.75)%	(0.76)%
Portfolio turnover rate(e)(g)	0%	12%	0%	0%	0%

(a)	Inception date of the Fund was June 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Effective March 1, 2024 the investment advisory fee changed from 0.75% to 0.60%.
The accompanying notes are an integral part of these financial statements.

85

PACER SWAN SOS FLEX OCTOBER ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,			Period Ended October 31, 2021(a)
		2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$28.07	$23.81	$21.32	$21.26	$20.51
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.08)	(0.17)	(0.17)	(0.16)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	0.18	4.43	2.66	0.22	0.76
Total from investment operations	0.10	4.26	2.49	0.06	0.75
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$28.17	$28.07	$23.81	$21.32	$21.26
Total return(e)	0.35%	17.90%	11.66%	0.31%	3.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,085	$14,738	$10,715	$10,662	$3,720
Ratio of expenses to average net assets(f)(h)	0.60%	0.65%	0.77%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	0%	0.01%	0.02%	0%	0%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.60%	0.65%	0.75%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.59)%	(0.62)%	(0.74)%	(0.75)%	(0.75)%
Portfolio turnover rate(e)(g)	0%	0%	12%	0%	0%

(a)	Inception date of the Fund was September 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Effective March 1, 2024 the investment advisory fee changed from 0.75% to 0.60%.
The accompanying notes are an integral part of these financial statements.

86

PACER SWAN SOS FUND OF FUNDS ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,			Period Ended October 31, 2021(a)
		2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$28.62	$23.81	$21.56	$22.49	$20.26
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	(0.18)	4.81	2.27	(0.96)	2.26
Total from investment operations	(0.19)	4.78	2.23	(0.99)	2.23
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	0.01	0.03	0.02	0.06	—
Net asset value, end of period	$28.44	$28.62	$23.81	$21.56	$22.49
Total return(d)	−0.62%	20.19%	10.42%	−4.12%	11.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$423,750	$377,741	$173,239	$118,060	$38,234
Ratio of expenses to average net assets(e)(h)	0.12%	0.14%	0.18%	0.18%	0.18%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0%	0.00%(f)	0%	0%	0%
Ratio of net investment income (loss) to average net assets(e)	(0.09)%	(0.11)%	(0.15)%	(0.13)%	(0.18)%
Portfolio turnover rate(d)(g)	0%	0%	6%	11%	69%

(a)	Inception date of the Fund was December 29, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Effective March 1, 2024 the investment advisory fee changed from 0.18% to 0.12%.
The accompanying notes are an integral part of these financial statements.

87

PACER SWAN SOS MODERATE APRIL ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,			Period Ended October 31, 2021(a)
		2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$27.34	$22.96	$21.12	$21.98	$20.61
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.08)	(0.16)	(0.17)	(0.16)	(0.10)
Net realized and unrealized gain (loss) on investments(c)	(0.23)	4.54	2.01	(0.70)	1.47
Total from investment operations	(0.31)	4.38	1.84	(0.86)	1.37
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$27.03	$27.34	$22.96	$21.12	$21.98
Total return(e)	−1.12%	19.06%	8.70%	−3.92%	6.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$78,388	$71,073	$29,849	$17,954	$5,496
Ratio of expenses to average net assets(f)(h)	0.60%	0.64%	0.76%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	0%	0.01%	0.01%	0%	0%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.60%	0.63%	0.75%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.57)%	(0.60)%	(0.73)%	(0.75)%	(0.75)%
Portfolio turnover rate(e)(g)	0%	27%	0%	0%	0%

(a)	Inception date of the Fund was March 31, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Effective March 1, 2024 the investment advisory fee changed from 0.75% to 0.60%.
The accompanying notes are an integral part of these financial statements.

88

PACER SWAN SOS MODERATE JANUARY ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,			Period Ended October 31, 2021(a)
		2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$28.67	$23.91	$21.50	$22.66	$20.56
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.08)	(0.17)	(0.17)	(0.16)	(0.14)
Net realized and unrealized gain (loss) on investments(c)	0.05	4.93	2.58	(0.89)	2.24
Total from investment operations	(0.03)	4.76	2.41	(1.05)	2.10
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.11)	—
Total distributions	—	—	—	(0.11)	—
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$28.64	$28.67	$23.91	$21.50	$22.66
Total return(e)	−0.12%	19.93%	11.21%	−4.65%	10.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$85,917	$68,102	$34,069	$20,425	$2,832
Ratio of expenses to average net assets(f)(h)	0.60%	0.64%	0.76%	0.75%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	0%	0.01%	0.01%	0%	0%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.60%	0.63%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.58)%	(0.61)%	(0.73)%	(0.75)%	(0.75)%
Portfolio turnover rate(e)(g)	0%	4%	0%	48%	0%

(a)	Inception date of the Fund was December 22, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Effective March 1, 2024 the investment advisory fee changed from 0.75% to 0.60%.
The accompanying notes are an integral part of these financial statements.

89

PACER SWAN SOS MODERATE JULY ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,			Period Ended October 31, 2021(a)
		2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$27.85	$22.96	$20.65	$21.02	$20.48
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.08)	(0.16)	(0.16)	(0.15)	(0.05)
Net realized and unrealized gain (loss) on investments(c)	(0.01)	5.05	2.47	(0.22)	0.59
Total from investment operations	(0.09)	4.89	2.31	(0.37)	0.54
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.00)(d)	—
Total distributions	—	—	—	(0.00)	—
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Net asset value, end of period	$27.76	$27.85	$22.96	$20.65	$21.02
Total return(e)	−0.33%	21.30%	11.19%	−1.74%	2.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$70,786	$78,680	$41,904	$33,556	$17,866
Ratio of expenses to average net assets(f)(h)	0.60%	0.65%	0.76%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	0%	0.01%	0.01%	0%	0%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.60%	0.64%	0.75%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.57)%	(0.61)%	(0.73)%	(0.75)%	(0.75)%
Portfolio turnover rate(e)(g)	0%	3%	0%	0%	0%

(a)	Inception date of the Fund was June 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Effective March 1, 2024 the investment advisory fee changed from 0.75% to 0.60%.
The accompanying notes are an integral part of these financial statements.

90

PACER SWAN SOS MODERATE OCTOBER ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,			Period Ended October 31, 2021(a)
		2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$27.07	$23.41	$20.68	$20.97	$20.51
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.08)	(0.16)	(0.16)	(0.15)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	0.19	3.82	2.89	(0.14)	0.47
Total from investment operations	0.11	3.66	2.73	(0.29)	0.46
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$27.18	$27.07	$23.41	$20.68	$20.97
Total return(e)	0.40%	15.64%	13.22%	−1.40%	2.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$103,961	$65,649	$36,864	$23,261	$8,912
Ratio of expenses to average net assets(f)(i)	0.60%	0.65%	0.76%	0.75%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	0%	0.00%(g)	0.01%	0%	0%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.60%	0.65%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.57)%	(0.62)%	(0.72)%	(0.74)%	(0.75)%
Portfolio turnover rate(e)(h)	0%	0%	0%	0%	0%

(a)	Inception date of the Fund was September 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Effective March 1, 2024 the investment advisory fee changed from 0.75% to 0.60%.
The accompanying notes are an integral part of these financial statements.

91

PACER US CASH COWS BOND ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$24.86
INVESTMENT OPERATIONS:
Net investment income(b)	0.50
Net realized and unrealized gain (loss) on investments(c)	(0.97)
Total from investment operations	(0.47)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)
Total distributions	(0.41)
Net asset value, end of period	$23.98
Total return(d)	−1.89%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,797
Ratio of expenses to average net assets(e)	0.51%
Ratio of tax expenses to average net assets(e)	0.02%
Ratio of operational expenses to average net assets excluding tax expense(e)	0.49%
Ratio of net investment income (loss) to average net assets(e)	5.66%
Portfolio turnover rate(d)(f)	0%

(a)	Inception date of the Fund was December 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

92

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
Pacer Funds Trust (the “Trust”) is a Delaware statutory trust organized on August 12, 2014. PTLC, PTMC, PTNQ, PTEU, PTIN, PTBD, TRND, COWZ, CALF, GCOW, ICOW, ECOW, COWG, CAFG, BUL, HERD, PWS, INDS, SRVR, SZNE, ALTL, PAMC, PALC, PEXL, FLRT, SHPP, TRFK, QQQG, GLBL and PATN’s fiscal year ends are April 30th and as such are not included in these financial statements. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust currently consists of multiple operational series, of which are covered in this report, individually the (“Fund”) or collectively the (“Funds”);

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer American Energy Independence ETF	USAI	December 12, 2017	NYSE	$300
Pacer BlueStar Digital Entertainment ETF	ODDS	April 7, 2022	Nasdaq	500
Pacer Bluestar Engineering the Future ETF	BULD	May 4, 2022	Nasdaq	500
Pacer Developed Markets Cash Cows Growth Leaders ETF	EAFG	March 20, 2024	NYSE	750
Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF	QSIX	September 24, 2024	Nasdaq	300
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	QDPL	July 12, 2021	NYSE	300
Pacer PE/VC ETF	PEVC	February 3, 2025	NYSE	500
Pacer Solactive Whitney Future of Warfare ETF	FOWF	December 18, 2024	NYSE	500
Pacer Swan SOS Conservative (April) ETF	PSCW	March 31, 2021	Cboe	300
Pacer Swan SOS Conservative (January) ETF	PSCX	December 22, 2020	Cboe	300
Pacer Swan SOS Conservative (July) ETF	PSCJ	June 30, 2021	Cboe	300
Pacer Swan SOS Conservative (October) ETF	PSCQ	September 30, 2021	Cboe	300
Pacer Swan SOS Flex (April) ETF	PSFM	March 31, 2021	Cboe	300
Pacer Swan SOS Flex (January) ETF	PSFD	December 22, 2020	Cboe	300
Pacer Swan SOS Flex (July) ETF	PSFJ	June 30, 2021	Cboe	300
Pacer Swan SOS Flex (October) ETF	PSFO	September 30, 2021	Cboe	300
Pacer Swan SOS Fund of Funds ETF	PSFF	December 29, 2020	Cboe	300
Pacer Swan SOS Moderate (April) ETF	PSMR	March 31, 2021	Cboe	300
Pacer Swan SOS Moderate (January) ETF	PSMD	December 22, 2020	Cboe	300
Pacer Swan SOS Moderate (July) ETF	PSMJ	June 30, 2021	Cboe	300
Pacer Swan SOS Moderate (October) ETF	PSMO	September 30, 2021	Cboe	300
Pacer US Cash Cows Bond ETF	MILK	December 18, 2024	Cboe	300

Each Fund (other than QDPL) is classified as a non-diversified series of the Trust.
The investment objective of the following Funds is to track the performance, before fees and expenses, of the

Ticker	Index
USAI	American Energy Independence Index
ODDS	BlueStar Global Online Gambling, Video Gaming, and eSports Index
BULD	BlueStar Robotics and 3D Printing Index
EAFG	Pacer Developed Markets Cash Cows Growth Leaders Index
QSIX	Metaurus Nasdaq-100® Dividend Multiplier Total Return Series Index - Series 600
QDPL	Metaurus US Large Cap Dividend Multiplier Index – Series 400
PEVC	FTSE PE/VC Index
FOWF	Solactive Whitney Future of Warfare Index
MILK	Solactive Pacer US Cash Cows Bond Index

The investment objective of the following Funds is to seek

93

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)

Ticker	Objective
PSCW
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 12.89% (before fees and expenses of the Fund) and 12.29% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from April 1, 2025 to March 31, 2026.

PSCX
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 12.44% (before fees and expenses of the Fund) and 11.84% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from January 2, 2025 to December 31, 2025.

PSCJ
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 15.21%(before fees and expenses of the Fund) and 14.61% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from July 1, 2024 to June 30, 2025.

PSCQ
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 11.75% (before fees and expenses of the Fund) and 11.15% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from October 1, 2024 to September 30, 2025

PSFM
to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 13.95% (before fees and expenses of the Fund) and 13.35% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from April 1, 2025 to March 31, 2026.

PSFD
to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 13.52% (before fees and expenses of the Fund) and 12.92% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from January 2, 2025 to December 31, 2025.

PSFJ
to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 15.27% (before fees and expenses of the Fund) and 14.67% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from July 1, 2024 to June 30, 2025

PSFO
to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 13.31% (before fees and expenses of the Fund) and 12.71% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from October 1, 2024 to September 30, 2025

PSFF	capital appreciation with downside protection.
PSMR
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 12.47% (before fees and expenses of the Fund) and 11.87% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from April 1, 2025 to March 31, 2026.

PSMD
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 12.02% (before fees and expenses of the Fund) and 11.42% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from January 2, 2025 to December 31, 2025.

94

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)

Ticker	Objective
PSMJ
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 13.84%% (before fees and expenses of the Fund) and 13.24% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from July 1, 2024 to June 30, 2025

PSMO
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 11.64% (before fees and expenses of the Fund) and 11.04% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from October 1, 2024 to September 30, 2025

Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares except USAI and QSIX which generally consist of 50,000 shares, PEVC and MILK which consists of 40,000 shares, QDPL which consists of 30,000 shares, along with ODDS and BULD which generally consist of 20,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees. The Funds currently offer one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Each Fund charges $300 for the standard fixed creation fee, payable to the Custodian except ODDS, BULD, PEVC and FOWF which charges $500 and EAFG which charges $750. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee.A variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. In regards to PSCW, PSCX, PSCJ, PSCQ, PSFM, PSFD, PSFJ, PSFO, PSMR, PSMD, PSMJ and PSMO for orders comprised entirely of cash, a variable fee of 0.01% of the value of the order will be charged by a Fund. For orders partially comprised of cash in lieu of certain Deposit Securities, a variable fee of 0.01% of the value of such cash in lieu of Deposit Securities will be charged by a Fund. A Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders (e.g., for creation orders that facilitate changes to the Fund’s portfolio in a more tax efficient manner than could be achieved without such order). Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges to such Fund.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations. The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in

95

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.
Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.
Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.
Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.
Futures contracts are valued at the settlement price on the exchange on which they are principally traded.
Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.
The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

96

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2025:
USAI

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$89,496,441	$—	$—	$—	$89,496,441
Investments Purchased with Proceeds from Securities Lending	—	—	—	3,547,401	$3,547,401
Total Investments in Securities	$89,496,441	$—	$—	$3,547,401	$93,043,842

^	See Schedules of Investments for industry breakouts.
ODDS

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$1,617,518	$—	$—	$—	$1,617,518
Total Investments in Securities	$1,617,518	$—	$—	$—	$1,617,518

^	See Schedules of Investments for industry breakouts.
BULD

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$1,200,869	$—	$—	$—	$1,200,869
Total Investments in Securities	$1,200,869	$—	$—	$—	$1,200,869

^	See Schedules of Investments for industry breakouts.

97

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
EAFG

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$1,000,854	$—	$—	$—	$1,000,854
Exchange Traded Funds	1,043	—	—	—	1,043
Investments Purchased with Proceeds from Securities Lending	—	—	—	40,018	40,018
Total Investments in Securities	$1,001,897	$—	$—	$40,018	$1,041,915

^	See Schedule of Investments for sector breakouts.
QSIX

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$5,386,854	$—	$—	$—	$5,386,854
Investments Purchased with Proceeds from Securities Lending	—	—	—	503,216	503,216
Total Investments in Securities	$5,386,854	$—	$—	$503,216	$5,890,070
Other Financial Instruments(a)
Futures Contracts	$(21,672)	$—	$—	$—	$(21,672)

^	See Schedule of Investments for sector breakouts.
QDPL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Investments:
Common Stocks	$736,861,238	$—	$—	$—	$736,861,238
Real Estate Investment Trusts	15,869,770	—	—	—	15,869,770
U.S. Treasury Securities	—	83,472,522	—	—	83,472,522
Investments Purchased with Proceeds from Securities Lending	—	—	—	42,220,079	42,220,079
Total Investments in Securities	$752,731,008	$83,472,522	$—	$—	$878,423,609
Other Financial Instruments(a)
Futures Contracts	$1,732,711	$—	$—	$—	$1,732,711
Liabilities
Other Financial Instruments(a)
Futures Contracts	$(2,297,893)	$—	$—	$—	$(2,297,893)

^	See Schedule of Investments for sector breakouts.

98

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
PEVC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Investments:
Common Stocks	$1,572,645	$—	$—	$—	$1,572,645
Real Estate Investment Trusts	6,675	—	—	—	6,675
Total Investments in Securities	$1,579,320	$—	$—	$—	$1,579,320
Other Financial Instruments(a)
Total Return Swaps	$14,231	$—	$—	$—	$14,231

^	See Schedules of Investments for industry breakouts.
FOWF

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$1,293,304	$—	$—	$—	$1,293,304
Total Investments in Securities	$1,293,304	$—	$—	$—	$1,293,304

^	See Schedules of Investments for industry breakouts.
PSCW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$59,579,476	$—	$—	$59,579,476
Total Investments in Securities	$—	$59,579,476	$—	$—	$59,579,476
Liabilities
Options Written	$—	$(2,048,572)	$—	$—	$(2,048,572)
Total Investments in Securities	$—	$(2,048,572)	$—	$—	$(2,048,572)

^	See the Schedules of Investments for further disaggregation of investment categories.
PSCX

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$31,488,160	$—	$—	$31,488,160
Total Investments in Securities	$—	$31,488,160	$—	$—	$31,488,160
Liabilities
Options Written	$—	$(505,700)	$—	$—	$(505,700)
Total Investments in Securities	$—	$(505,700)	$—	$—	$(505,700)

^	See the Schedules of Investments for further disaggregation of investment categories.

99

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
PSCJ

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$44,275,351	$—	$—	$44,275,351
Total Investments in Securities	$—	$44,275,351	$—	$—	$44,275,351
Liabilities
Options Written	$—	$(86,565)	$—	$—	$(86,565)
Total Investments in Securities	$—	$(86,565)	$—	$—	$(86,565)

^	See the Schedules of Investments for further disaggregation of investment categories.
PSCQ

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$38,965,027	$—	$—	$38,965,027
Total Investments in Securities	$—	$38,965,027	$—	$—	$38,965,027
Liabilities
Options Written	$—	$(365,232)	$—	$—	$(365,232)
Total Investments in Securities	$—	$(365,232)	$—	$—	$(365,232)

^	See the Schedules of Investments for further disaggregation of investment categories.
PSFM

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$22,490,292	$—	$—	$22,490,292
Total Investments in Securities	$—	$22,490,292	$—	$—	$22,490,292
Liabilities
Options Written	$—	$(1,366,648)	$—	$—	$(1,366,648)
Total Investments in Securities	$—	$(1,366,648)	$—	$—	$(1,366,648)

^	See the Schedules of Investments for further disaggregation of investment categories.

100

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
PSFD

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$52,059,157	$—	$—	$52,059,157
Total Investments in Securities	$—	$52,059,157	$—	$—	$52,059,157
Liabilities
Options Written	$—	$(2,306,436)	$—	$—	$(2,306,436)
Total Investments in Securities	$—	$(2,306,436)	$—	$—	$(2,306,436)

^	See the Schedules of Investments for further disaggregation of investment categories.
PSFJ

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$21,944,723	$—	$—	$21,944,723
Total Investments in Securities	$—	$21,944,723	$—	$—	$21,944,723
Liabilities
Options Written	$—	$(123,833)	$—	$—	$(123,833)
Total Investments in Securities	$—	$(123,833)	$—	$—	$(123,833)

^	See the Schedules of Investments for further disaggregation of investment categories.
PSFO

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$14,361,684	$—	$—	$14,361,684
Total Investments in Securities	$—	$14,361,684	$—	$—	$14,361,684
Liabilities
Options Written	$—	$(368,203)	$—	$—	$(368,203)
Total Investments in Securities	$—	$(368,203)	$—	$—	$(368,203)

^	See the Schedules of Investments for further disaggregation of investment categories.
PSFF

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Affiliated Exchange Traded Funds	$421,491,676	$—	$—	$—	$421,491,676
Investments Purchased with Proceeds from Securities Lending	—	—	—	2,277,925	2,277,925
Total Investments in Securities	$421,491,676	$—	$—	$2,277,925	$423,769,601

101

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
PSMR

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$81,935,955	$—	$—	$81,935,955
Total Investments in Securities	$—	$81,935,955	$—	$—	$81,935,955
Liabilities
Options Written	$—	$(4,295,386)	$—	$—	$(4,295,386)
Total Investments in Securities	$—	$(4,295,386)	$—	$—	$(4,295,386)

^	See the Schedules of Investments for further disaggregation of investment categories.
PSMD

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$88,162,079	$—	$—	$88,162,079
Total Investments in Securities	$—	$88,162,079	$—	$—	$88,162,079
Liabilities
Options Written	$—	$(3,032,129)	$—	$—	$(3,032,129)
Total Investments in Securities	$—	$(3,032,129)	$—	$—	$(3,032,129)

^	See the Schedules of Investments for further disaggregation of investment categories.
PSMJ

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$70,524,747	$—	$—	$70,524,747
Total Investments in Securities	$—	$70,524,747	$—	$—	$70,524,747
Liabilities
Options Written	$—	$(370,695)	$—	$—	$(370,695)
Total Investments in Securities	$—	$(370,695)	$—	$—	$(370,695)

^	See the Schedules of Investments for further disaggregation of investment categories.

102

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NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
PSMO

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$105,290,584	$—	$—	$105,290,584
Total Investments in Securities	$—	$105,290,584	$—	$—	$105,290,584
Liabilities
Options Written	$—	$(2,253,724)	$—	$—	$(2,253,724)
Total Investments in Securities	$—	$(2,253,724)	$—	$—	$(2,253,724)

^	See the Schedules of Investments for further disaggregation of investment categories.
(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation on the instrument.
MILK

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Corporate Bonds	$—	$4,703,207	$ —	$—	$4,703,207
Total Investments in Securities	$—	$4,703,207	$—	$—	$4,703,207

^	See Schedules of Investments for industry breakouts.
Options Contracts – In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). PSCW, PSCX, PSCJ, PSCQ, PSFM, PSFD, PSFJ, PSFO, PSMR, PSMD, PSMJ and PSMO portfolios include several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at the strike price only on the FLEX Option expiration date. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.
Each FLEX Option contract entitles the holder thereof (i.e., the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. The Fund intends to be structured so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered, and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

103

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.
The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.
The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of April 30, 2025, is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at Value	Written Options, at value
PSCW	$59,579,476	$2,048,572
PSCX	31,488,160	505,700
PSCJ	44,275,351	86,565
PSCQ	38,965,027	365,232
PSFM	22,490,292	1,366,648
PSFD	52,059,157	2,306,436
PSFJ	21,944,723	123,833
PSFO	14,361,684	368,203
PSMR	81,935,955	4,295,386
PSMD	88,162,079	3,032,129
PSMJ	70,524,747	370,695
PSMO	105,290,584	2,253,724

104

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NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2025 is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain (Loss) on Derivatives Recognized in Income		Amount of Unrealized Gain (Loss) on Derivatives Recognized in Income
	Investments	Written Options	Investments	Written Options
PSCW	$1,976,685	$614,017	$(3,127,083)	$(102,263)
PSCX	3,364,212	(728,020)	(3,936,667)	983,370
PSCJ	(165,985)	4,808	(694,458)	745,748
PSCQ	(126,751)	3,660	(1,377,050)	916,750
PSFM	612,035	788,779	(1,486,594)	(488,356)
PSFD	6,991,919	(625,045)	(6,954,455)	574,800
PSFJ	(57,896)	37,670	(781,060)	637,384
PSFO	(41,381)	8,036	(147,282)	128,551
PSMR	2,673,281	2,155,122	(5,088,124)	(843,739)
PSMD	11,150,860	(2,192,306)	(11,975,308)	2,588,023
PSMJ	(9,997)	98,770	(2,130,312)	1,991,929
PSMO	(498,108)	(139,830)	(498,108)	(139,830)

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2025 is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Average Volume of Derivative Activity During the Period Ended April 30, 2025
	Investments	Written Options
PSCW	$17,567,743	$(437,785)
PSCX	11,551,287	(313,564)
PSCJ	15,134,441	(200,266)
PSCQ	18,872,545	(393,619)
PSFM	4,272,582	(222,373)
PSFD	23,229,174	(1,046,359)
PSFJ	4,836,396	(59,982)
PSFO	7,662,899	(233,746)
PSMR	26,424,388	(880,210)
PSMD	38,950,203	(1,720,048)
PSMJ	18,279,717	(266,770)
PSMO	48,120,205	(1,386,843)

A.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the result of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

105

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
B.
Federal Income Taxes. The Funds have complied and intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal period ended October 31, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year or period ended October 31, 2024, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. Management has analyzed each of the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020-2022) for the applicable funds, or expected to be taken in each of the Fund’s 2024 tax returns. During the period ended October 31, 2024, the Funds did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.
D.
Distributions to Shareholders. Distributions to shareholders from net investment income for USAI and MILK are declared and paid on a monthly basis, distributions to shareholders from net investment income for BULD are declared and paid on a semi-annual basis, distributions to shareholders from net investment income for ODDS, EAFG, QSIX, QDPL, PEVC and FOWF are declared and paid on a quarterly basis, and distributions to shareholders from net investment income for PSCW, PSCX, PSCJ, PSCQ, PSFM, PSFD, PSFJ, PSFO, PSFF, PSMR, PSMD, PSMJ and PSMO are declared and paid at least annually. Distributions for all Funds from net realized gains on securities, if any, normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE are closed for trading. The offering and redemption price per share of the Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enters into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

106

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
H.
Cash and cash equivalents. Cash and cash equivalents are held with a financial institution. Cash and cash equivalents of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counter party is generally a single bank rather than a group of financial institutions; thus there may be a greater counter party credit risk. The Funds place deposits only with those counter parties which are believed to be creditworthy and there has been no history of loss.

I.
Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period ended October 31, 2024, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
USAI	$(2,171,786)	$2,171,786
ODDS	(148,337)	148,337
BULD	(95,746)	95,746
EAFG	17,015	(17,015)
QSIX	—	—
QDPL	(5,336,016)	5,336,016
PSCW	$(2,946,585)	$2,946,585
PSCX	(2,140,485)	2,140,485
PSCJ	(2,500,498)	2,500,498
PSCQ	(2,256,229)	2,256,229
PSFM	(5,358,262)	5,358,262
PSFD	(4,021,847)	4,021,847
PSFJ	(6,093,666)	6,093,666
PSFO	(4,109,260)	4,109,260
PSFF	(11,922,236)	11,922,236
PSMR	(9,156,337)	9,156,337
PSMD	(6,150,641)	6,150,641
PSMJ	(10,836,205)	10,836,205
PSMO	(11,557,527)	11,557,527

PEVC, FOWF and MILK commenced operations after October 31, 2024.
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, the Funds pay the Adviser at an annual rate based on the Fund’s average daily net assets:

Ticker	Current Adviser Fee	Previous Adviser Fee
USAI	0.75%	0.75%
ODDS	0.60%	0.60%
BULD	0.60%	0.60%
EAFG	0.65%	0.65%

107

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)

Ticker	Current Adviser Fee	Previous Adviser Fee
QSIX	0.60%	0.60%
QDPL	0.60%[1]	0.79%
PEVC	0.85%[4]	—
FOWF	0.60%[3]	—
PSCW	0.60%[2]	0.75%
PSCX	0.60%[2]	0.75%
PSCJ	0.60%[2]	0.75%
PSCQ	0.60%[2]	0.75%
PSFM	0.60%[2]	0.75%
PSFD	0.60%[2]	0.75%
PSFJ	0.60%[2]	0.75%
PSFO	0.60%[2]	0.75%
PSFF	0.12%[2]	0.18%
PSMR	0.60%[2]	0.75%
PSMD	0.60%[2]	0.75%
PSMJ	0.60%[2]	0.75%
PSMO	0.60%[2]	0.75%
MILK	0.49%[3]	—

[1]	The new management fee took effect on February 1, 2024.
[2]	The new management fee took effect on March 1, 2024.
[3]	Commencement Date of the Fund was December 18, 2024.
[4]	Commencement Date of the Fund was February 3, 2025.
Swan Global Management, LLC (“Swan”) serves as the sub-adviser to PSCW, PSCX, PSCJ, PSCQ, PSFM, PSFD, PSFJ, PSFO, PSFF, PSMR, PSMD, PSMJ and PSMO. The sub-adviser has responsibility for selecting and continuously monitoring the Funds’ investments. Sub-Advisory fees earned by Swan are paid by the Adviser.
Pursuant to a Sub-Advisory Agreement between the Adviser and Metaurus (the “Sub-Advisory Agreement”), Metaurus is responsible for the day-to-day management of QSIX and QDPL, including the trading of portfolio securities for the Funds. Metaurus is responsible for selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of reconstitutions of Indices, subject to the supervision of the Adviser and the Board. For the services it provides to QSIX and QDPL, Metaurus is compensated by the Adviser from the management fees paid by QSIX and QDPL to the Adviser.
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the period ended April 30, 2025.
Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.
NOTE 4 – SERVICE AND CUSTODY AGREEMENTS
The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”) doing business as U.S. Bank Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Funds.

108

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NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
NOTE 5 – SECURITIES LENDING
The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.
As of April 30, 2025, USAI, BULD, EAFG, QSIX, QDPL and PSFF had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.
During the period ended April 30, 2025, USAI, BULD, EAFG, QSIX, QDPL and PSFF had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments. Income earned from these investments is allocated to the Fund based on the Fund’s portion of total cash collateral received. Securities lending income is disclosed in the Fund’s Statement of Operations.
NOTE 6 – SECURED BORROWINGS
The following represents gross obligations for secured borrowings by remaining time to maturity as of April 30, 2025.
Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
USAI	$3,547,401
ODDS	—
BULD	224,284
EAFG	40,018
QSIX	503,216
QDPL	42,220,079
PEVC	—
FOWF	—
PSCW	—
PSCX	—
PSCJ	—
PSCQ	—
PSFM	—
PSFD	—
PSFJ	—
PSFO	—

109

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
PSFF	$2,277,925
PSMR	—
PSMD	—
PSMJ	—
PSMO	—
MILK	—

*	Proceeds from securities lending (Investments Purchased with Proceeds from Securities Lending Collateral).
Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.
NOTE 7 – DERIVATIVES TRANSACTIONS
The Funds may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.
During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking- to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Funds’ cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.
The following table represents a summary of the value of derivative instruments as of April 30, 2025 and the effect of derivative instruments on the Statement of Assets and Liabilities as of April 30, 2025:
QDPL
Statement of Assets and Liabilities - Values of Derivative Instruments as of April 30, 2025

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Futures	Deposit at Broker for Futures	$6,011,465

The effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025 is as follows:

Derivatives	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation on Derivatives Recognized in Income
Equity Contracts - Futures	$1,580,570	Equity Contracts - Futures	($4,805,244)

The average monthly value of long futures during the period ended April 30, 2025 in QDPL was $96,435,845.

110

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NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
QSIX
Statement of Assets and Liabilities - Values of Derivative Instruments as of April 30, 2025

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Futures	Deposit at Broker for Futures	$247,897

The effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025 is as follows:

Derivatives	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation on Derivatives Recognized in Income
Equity Contracts - Futures	($36,645)	Equity Contracts - Futures	($45,299)

The average monthly value of long futures during the period ended April 30, 2025 in QSIX was $885,424.
NOTE 8 – OFFSETTING ASSETS AND LIABILITIES
The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of April 30, 2025:
Assets

Description/Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities
				Financial Instruments	Collateral Pledged (Received)	Net Amount
QDPL
Futures Contracts	$6,011,465	$—	$6,011,465	$6,011,465	$—	$—
QSIX
Futures Contracts	$247,897	$—	$247,897	$247,897	$—	$—

Liabilities

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged (Received)	Net Amount
USAI
Securities Lending	$3,547,401	$—	$3,547,401	$3,547,401	$—	$—
ODDS
Securities Lending	$—	$—	$—	$—	$—	$—
BULD
Securities Lending	$224,284	$—	$224,284	$224,284	$—	$—
EAFG
Securities Lending	$40,018	$—	$40,018	$40,018	$—	$—
QSIX
Securities Lending	$503,216	$—	$503,216	$503,216	$—	$—
QDPL
Securities Lending	$42,220,079	$—	$42,220,079	$42,220,079	$—	$—

111

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged (Received)	Net Amount
PEVC
Securities Lending	$—	$—	$—	$—	$—	$—
FOWF
Securities Lending	$—	$—	$—	$—	$—	$—
PSCW
Securities Lending	$—	$—	$—	$—	$—	$—
PSCX
Securities Lending	$—	$—	$—	$—	$—	$—
PSCJ
Securities Lending	$—	$—	$—	$—	$—	$—
PSCQ
Securities Lending	$—	$—	$—	$—	$—	$—
PSFM
Securities Lending	$—	$—	$—	$—	$—	$—
PSFD
Securities Lending	$—	$—	$—	$—	$—	$—
PSFJ
Securities Lending	$—	$—	$—	$—	$—	$—
PSFO
Securities Lending	$—	$—	$—	$—	$—	$—
PSFF
Securities Lending	$2,277,925	$—	$2,277,925	$2,277,925	$—	$—
PSMR
Securities Lending	$—	$—	$—	$—	$—	$—
PSMD
Securities Lending	$—	$—	$—	$—	$—	$—
PSMJ
Securities Lending	$—	$—	$—	$—	$—	$—
PSMO
Securities Lending	$—	$—	$—	$—	$—	$—
MILK
Securities Lending	$—	$—	$—	$—	$—	$—

NOTE 9 – INVESTMENT TRANSACTIONS
For the period ended April 30, 2025, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
USAI	$11,283,557	$11,634,028
ODDS	370,550	277,626
BULD	143,903	140,959
EAFG	423,032	423,651
QSIX	194,830	479,034
QDPL	71,721,722	32,113,864

112

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)

	Purchases	Sales
PEVC	$467,300	$562,666
FOWF	996,126	324,792
PSCW	—	—
PSCX	—	958,958
PSCJ	—	—
PSCQ	—	—
PSFM	—	85,239
PSFD	—	1,880,000
PSFJ	—	2,388,375
PSFO	—	—
PSFF	88,714,919	—
PSMR	—	5,032,272
PSMD	—	2,861,263
PSMJ	—	363,337
PSMO	—	—
MILK	—	10,541

For the year ended April 30, 2025, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
USAI	$24,744,358	$—
ODDS	461,244	—
BULD	396,818	—
EAFG	513,167	—
QSIX	—	—
QDPL	266,066,574	32,266,865
PEVC	1,794,297	—
FOWF	1,237,128	671,108
PSCW	—	11,738,339
PSCX	—	15,344,455
PSCJ	—	—
PSCQ	—	—
PSFM	—	21,677,058
PSFD	—	29,969,546
PSFJ	—	—
PSFO	—	—
PSFF	—	37,999,680
PSMR	—	28,075,311
PSMD	—	54,389,615
PSMJ	—	—
PSMO	—	—
MILK	4,718,161	—

113

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
For the year ended April 30, 2025, U.S. Government transactions associated with creations and redemptions are as follows:

	Purchases	Sales
USAI	$—	$—
ODDS	—	—
BULD	—	—
EAFG	—	—
QSIX	—	—
QDPL	33,659,883	8,500,000
PEVC	—	—
FOWF	—	—
PSCW	—	—
PSCX	—	—
PSCJ	—	—
PSCQ	—	—
PSFM	—	—
PSFD	—	—
PSFJ	—	—
PSFO	—	—
PSFF	—	—
PSMR	—	—
PSMD	—	—
PSMJ	—	—
PSMO	—	—
MILK	—	—

NOTE 10 – TRANSACTIONS WITH AFFILIATED SECURITIES
PSFF seeks capital appreciation with downside protection. The Fund is an actively-managed exchange-traded fund that seeks to achieve its investment objective by investing in a portfolio of other ETFs also managed by the Fund’s Adviser, that seek exposure to U.S. equity securities, while limiting downside risk (the “Underlying ETFs”). Certain Underlying ETFs may also be sub-advised by the Fund’s Sub-Adviser. Underlying ETFs generally invest in equity securities or options on equity securities (including other ETFs) to obtain their long exposure to the U.S. equity market. Additionally, the Underlying ETFs may invest in cash, short-term U.S. Treasury securities, or high yield corporate bonds or utilize options on equity securities (including other ETFs) to hedge their exposure to U.S. equities. The Fund may also invest directly in equity securities, options on equity securities (including other ETFs) or indices, cash, or cash equivalents. While the Fund is not limited in the types of strategies the Underlying ETFs may utilize, the Fund is expected to primarily utilize “trend-following strategy” and “structured outcome strategy” styles of Underlying ETFs.
PSFF had the following transactions during the fiscal year with affiliates:

Security Name	Share Activity
	Balance November 1, 2024	Purchases	Sales	Balance April 30, 2025
PSCW	1,312,698	125,227	(113,141)	1,324,784
PSCX	539,983	486,618	(81,933)	944,668
PSCJ	1,240,907	40,712	(108,945)	1,172,674
PSCQ	438,477	995,954	(119,102)	1,315,329
PSFM	514,875	—	(43,752)	471,123
PSFD	761,833	—	(64,757)	697,076
PSFJ	619,348	—	(52,652)	566,696

114

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)

Security Name	Share Activity
	Balance November 1, 2024	Purchases	Sales	Balance April 30, 2025
PSFO	418,350	—	(35,536)	382,814
PSMR	2,001,636	117,123	(171,623)	1,947,136
PSMD	2,058,558	462,355	(209,267)	2,311,646
PSMJ	2,299,512	—	(195,494)	2,104,018
PSMO	1,363,536	995,269	(197,804)	2,161,001

	Period Ended April 30, 2025
Security Name	Value	Dividend Income	Realized Gain on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
PSCW	$33,477,291	$—	$370,867	$(771,314)
PSCX	25,657,372	—	361,790	(836,661)
PSCJ	30,206,089	—	496,600	(951,995)
PSCQ	34,026,246	—	569,035	(1,397,153)
PSFM	13,370,989	—	247,053	(560,435)
PSFD	22,529,357	—	492,851	(611,475)
PSFJ	16,085,666	—	383,432	(486,543)
PSFO	10,745,551	—	241,873	(270,200)
PSMR	52,494,786	—	821,601	(1,533,525)
PSMD	66,126,483	—	1,125,767	(1,735,287)
PSMJ	58,359,989	—	1,316,989	(1,496,990)
PSMO	58,411,857	—	1,176,111	(1,883,829)
Total	$421,491,676	$—	$7,603,969	$12,535,407

NOTE 11 – TAX COST BASIS
The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at October 31, 2024, were as follows:

	USAI	ODDS	BULD	EAFG	QSIX
Tax cost of investments	$53,969,865	$940,675	$837,007	$483,458	$5,731,183
Gross tax unrealized appreciation	22,421,810	149,726	142,959	24,229	180,658
Gross tax unrealized depreciation	(2,364,842)	(131,958)	(159,378)	(20,752)	(169,761)
Net tax unrealized appreciation (depreciation)	20,056,968	17,768	(16,419)	3,477	10,897
Undistributed ordinary income	—	1,881	521	3,981	9,048
Undistributed long-term gain	—	—	—	—	14,176
Total distributable earnings	—	1,881	521	3,981	23,224
Other accumulated (loss)	(682,867)	(46,529)	(23,653)	(18,912)	—
Total accumulated gain (loss)	$19,374,101	$(26,880)	$(39,551)	$(11,454)	$34,121

115

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)

	QDPL	PSCW	PSCX	PSCJ	PSCQ
Tax cost of investments	$516,845,962	$34,183,078	$17,416,053	$35,587,813	$14,890,826
Gross tax unrealized appreciation	80,423,582	4,058,183	3,564,908	1,718,783	80,898
Gross tax unrealized depreciation	(15,537,959)	(886,255)	(1,448,171)	(433,049)	(149,223)
Net tax unrealized appreciation (depreciation)	64,885,623	3,171,928	2,116,737	1,285,734	(68,325)
Undistributed ordinary income	—	—	—	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	—	—	—	—
Other accumulated (loss)	—	(2,579,221)	(1,562,802)	(1,388,503)	(1,644,650)
Total accumulated gain (loss)	$64,885,623	$592,707	$553,935	$(102,769)	$(1,712,975)

	PSFM	PSFD	PSFJ	PSFO	PSFF
Tax cost of investments	$22,643,019	$41,705,379	$25,944,903	$14,644,365	$333,192,583
Gross tax unrealized appreciation	2,473,261	8,851,406	1,303,085	52,208	42,665,954
Gross tax unrealized depreciation	(638,523)	(3,817,952)	(400,574)	(114,955)	(150,662)
Net tax unrealized appreciation (depreciation)	1,834,738	5,033,454	902,511	(62,747)	42,515,292
Undistributed ordinary income	—	—	—	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	—	—	—	—
Other accumulated (loss)	(4,308,240)	(2,402,088)	(2,879,035)	(2,676,718)	(414,343)
Total accumulated gain (loss)	$(2,473,502)	$2,631,366	$(1,976,524)	$(2,739,465)	$42,100,949

	PSMR	PSMD	PSMJ	PSMO
Tax cost of investments	$64,876,259	$60,336,187	$74,768,275	$65,253,496
Gross tax unrealized appreciation	7,654,179	12,859,713	4,142,962	269,037
Gross tax unrealized depreciation	(2,099,060)	(5,745,431)	(1,004,226)	(413,559)
Net tax unrealized appreciation (depreciation)	5,555,119	7,114,282	3,138,736	(144,522)
Undistributed ordinary income	—	—	—	—
Undistributed long-term gain	—	—	—	—
Total distributable earnings	—	—	—	—
Other accumulated (loss)	(7,041,871)	(2,626,198)	(5,283,863)	(8,388,906)
Total accumulated gain (loss)	$(1,486,752)	$4,488,084	$(2,145,127)	$(8,533,428)

PEVC, FOWF and MILK commenced operations after October 31, 2024.
The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts (REITs), partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of a Fund’s next taxable year. At October 31, 2024, the Funds, on a tax basis, did not defer any post—October.

116

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NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
At October 31, 2024, the following Funds deferred, on a tax basis, ordinary late year loses:

Ordinary Late Year Loss Deferral
USAI	$—
ODDS	—
BULD	—
EAFG	—
QSIX	—
QDPL	—
PSCW	149,872
PSCX	108,640
PSCJ	110,921
PSCQ	58,567
PSFM	129,576
PSFD	224,290
PSFJ	146,545
PSFO	90,938
PSFF	283,870
PSMR	332,497
PSMD	354,022
PSMJ	342,507
PSMO	236,686

PEVC, FOWF and MILK commenced operations after October 31, 2024.
At October 31, 2024, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
USAI	$(579,395)	$(103,256)	Indefinite
ODDS	(31,139)	(15,359)	Indefinite
BULD	(17,775)	(5,827)	Indefinite
EAFG	(18,912)	—	Indefinite
QSIX	—	—	Indefinite
QDPL	—	—	Indefinite
PSCW	(2,273,932)	(155,417)	Indefinite
PSCX	(993,410)	(460,752)	Indefinite
PSCJ	(1,169,445)	(108,137)	Indefinite
PSCQ	(1,280,738)	(305,345)	Indefinite
PSFM	(3,997,099)	(181,565)	Indefinite
PSFD	(1,953,225)	(224,573)	Indefinite
PSFJ	(2,096,487)	(636,003)	Indefinite
PSFO	(1,924,649)	(660,680)	Indefinite
PSFF	(130,264)	(209)	Indefinite
PSMR	(6,534,036)	(175,338)	Indefinite
PSMD	(1,523,169)	(749,007)	Indefinite
PSMJ	(4,475,229)	(426,279)	Indefinite
PSMO	(6,607,114)	(1,545,106)	Indefinite

PEVC, FOWF and MILK commenced operations after October 31, 2024.

117

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
NOTE 12 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Funds during the fiscal period ended April 30, 2025, was as follows:

	Ordinary Income	Capital Gains	Return of Capital
USAI	$1,914,000	$—	$—
ODDS	5,166	—	—
BULD	521	—	—
EAFG	4,536	—	—
QSIX	150,900	—	—
QDPL	22,151,232	—	—
PEVC	777	—	—
FOWF	1,697	—	—
PSCW	—	—	—
PSCX	—	—	—
PSCJ	—	—	—
PSCQ	—	—	—
PSFM	—	—	—
PSFD	—	—	—
PSFJ	—	—	—
PSFO	—	—	—
PSFF	—	—	—
PSMR	—	—	—
PSMD	—	—	—
PSMJ	—	—	—
PSMO	—	—	—
MILK	42,672	—	—

The tax character of distributions paid by the Funds during the fiscal year ended October 31, 2024, was as follows:

	Ordinary Income	Capital Gains	Return of Capital
USAI	$572,644	$—	$1,917,356
ODDS	6,600	—	—
BULD	3,412	—	723
EAFG	8,278	—	—
QSIX	—	—	—
QDPL	897,292	85,981	3,763,619
PSCW	—	—	—
PSCX	—	—	—
PSCJ	—	—	—
PSCQ	—	—	—
PSFM	—	—	—
PSFD	—	—	—
PSFJ	—	—	—
PSFO	—	—	—
PSFF	—	—	6,428
PSMR	—	—	—
PSMD	—	—	—
PSMJ	—	—	—
PSMO	—	—	—

PEVC, FOWF and MILK commenced operations after October 31, 2024.

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NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
NOTE 13 – RISKS
On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.
NOTE 14 – SUBSEQUENT EVENTS
Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the below:
On May 21, 2025, the following Funds declared a distribution from ordinary income to shareholders of record as of May 22, 2025, Payable May 27, 2025, as follows:

	Ordinary Income	Per Share Amount
USAI	$376,000	$0.16000000
MILK	21,343	0.10671350

On June 4, 2025, the following Funds declared a distribution from ordinary income to shareholders of record as of June 5, 2025, payable June 11, 2025, as follows:

	Ordinary Income	Per Share Amount
ODDS	$38,799	$0.64665750
BULD	1,326	0.02210283
EAFG	4,958	0.03966424
PEVC	2,265	0.02831325
FOWF	5,501	0.11002460
PSCW	—	—
PSCX	—	—
PSCJ	—	—
PSCQ	—	—
PSFM	—	—
PSFD	—	—
PSFJ	—	—
PSFO	—	—
PSFF	—	—
PSMR	—	—
PSMD	—	—
PSMJ	—	—
PSMO	—	—

On June 25, 2025, the following Funds declared a distribution from ordinary income to shareholders of record as of June 26, 2025, Payable June 30, 2025, as follows:

	Ordinary Income	Per Share Amount
USAI	$384,000	$0.16000000
MILK	$25,974	$0.12986870

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NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
On June 27, 2025, the following Funds declared a distribution from ordinary income to shareholders of record as of June 30, 2025, payable July 1, 2025, as follows:

	Ordinary Income	Per Share Amount
QSIX	$74,340	$0.37170000
QDPL	$12,875,148	$0.50020000

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Additional Information
NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.PacerETFs.com.
NOTE 2 – FEDERAL TAX INFORMATION
Qualified Dividend Income/Dividends Received Deduction

	QDI	DRD	STCG
USAI	100%	72.05%	0%
ODDS	95.22%	1.82%	0%
BULD	100%	100%	0%
EAFG	97.73%	0%	0%
QSIX	0%	0%	0%
QDPL	75.95%	73.12%	27.83%
PSCW	0%	0%	0%
PSCX	0%	0%	0%
PSCJ	0%	0%	0%
PSCQ	0%	0%	0%
PSFM	0%	0%	0%
PSFD	0%	0%	0%
PSFJ	0%	0%	0%
PSFO	0%	0%	0%
PSFF	0%	0%	0%
PSMR	0%	0%	0%
PSMD	0%	0%	0%
PSMJ	0%	0%	0%
PSMO	0%	0%	0%

For the fiscal year ended October 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23%, as provided for by the Tax Cuts and Jobs Act of 2017.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Pacer American Energy Independence ETF	100.00%
Pacer Metaurus US Large Cap Dividend 300 Multiplier ETF	100.00%
Pacer Metaurus US Large Cap Dividend 400 Multiplier ETF	99.36%
Pacer Swan SOS Conservative (October) ETF	0.00%
Pacer Swan SOS Moderate (October) ETF	0.00%
Pacer Swan SOS Flex (October) ETF	0.00%
Pacer Swan SOS Conservative (April) ETF	0.00%
Pacer Swan SOS Flex (April) ETF	0.00%
Pacer Swan SOS Moderate (April) ETF	0.00%
Pacer Swan SOS Conservative (January) ETF	0.00%
Pacer Swan SOS Flex (January) ETF	0.00%
Pacer Swan SOS Moderate (January) ETF	0.00%
Pacer Swan SOS Fund of Funds ETF	0.00%
Pacer Swan SOS Conservative (July) ETF	0.00%
Pacer Swan SOS Flex (July) ETF	0.00%
Pacer Swan SOS Mod (July) ETF	0.00%
Pacer Bluestar Engineering the Future ETF	100.00%
Pacer BlueStar Digital Entertainment ETF	100.00%

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Additional Information(Continued)
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2024 was as follows:

Pacer American Energy Independence ETF	100.00%
Pacer Metaurus US Large Cap Dividend 300 Multiplier ETF	100.00%
Pacer Metaurus US Large Cap Dividend 400 Multiplier ETF	95.92%
Pacer Swan SOS Conservative (October) ETF	0.00%
Pacer Swan SOS Moderate (October) ETF	0.00%
Pacer Swan SOS Flex (October) ETF	0.00%
Pacer Swan SOS Conservative (April) ETF	0.00%
Pacer Swan SOS Flex (April) ETF	0.00%
Pacer Swan SOS Moderate (April) ETF	0.00%
Pacer Swan SOS Conservative (January) ETF	0.00%
Pacer Swan SOS Flex (January) ETF	0.00%
Pacer Swan SOS Moderate (January) ETF	0.00%
Pacer Swan SOS Fund of Funds ETF	0.00%
Pacer Swan SOS Conservative (July) ETF	0.00%
Pacer Swan SOS Flex (July) ETF	0.00%
Pacer Swan SOS Mod (July) ETF	0.00%
Pacer Bluestar Engineering the Future ETF	100.00%
Pacer BlueStar Digital Entertainment ETF	7.09%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows.

Pacer American Energy Independence ETF	0.00%
Pacer Metaurus US Large Cap Dividend 300 Multiplier ETF	0.00%
Pacer Metaurus US Large Cap Dividend 400 Multiplier ETF	9.67%
Pacer Swan SOS Conservative (October) ETF	0.00%
Pacer Swan SOS Moderate (October) ETF	0.00%
Pacer Swan SOS Flex (October) ETF	0.00%
Pacer Swan SOS Conservative (April) ETF	0.00%
Pacer Swan SOS Flex (April) ETF	0.00%
Pacer Swan SOS Moderate (April) ETF	0.00%
Pacer Swan SOS Conservative (January) ETF	0.00%
Pacer Swan SOS Flex (January) ETF	0.00%
Pacer Swan SOS Moderate (January) ETF	0.00%
Pacer Swan SOS Fund of Funds ETF	0.00%
Pacer Swan SOS Conservative (July) ETF	0.00%
Pacer Swan SOS Flex (July) ETF	0.00%
Pacer Swan SOS Mod (July) ETF	0.00%
Pacer Bluestar Engineering the Future ETF	0.00%
Pacer BlueStar Digital Entertainment ETF	0.00%

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Additional Information(Continued)
Foreign Tax Credit Pass Through
Pursuant to Section 853 of the Internal Revenue Code, the following Funds designate the following amounts as foreign taxes paid for the year ended October 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Per Share
			Gross Foreign Source Income	Foreign Taxes Passthrough
USAI	$ —	$ —	$ —	$ —
ODDS	—	—	—	—
BULD	8,423	909	0.21	0.02
EAFG	14,550	2,179	0.58	0.09
QSIX	—	—	—	—
QDPL	—	—	—	—
PSCW	—	—	—	—
PSCX	—	—	—	—
PSCJ	—	—	—	—
PSCQ	—	—	—	—
PSFM	—	—	—	—
PSFD	—	—	—	—
PSFJ	—	—	—	—
PSFO	—	—	—	—
PSFF	—	—	—	—
PSMR	—	—	—	—
PSMD	—	—	—	—
PSMJ	—	—	—	—
PSMO	—	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.
NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds files their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the website of the SEC at www.sec.gov. Each Fund’s portfolio holdings are posted on its website at www.PacerETFs.com daily.
NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information how the Funds voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.

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NOTE 5 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUNDS
BULD and ODDS
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting on March 20, 2025 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”), relating to Pacer BlueStar Engineering the Future ETF (BULD), and Pacer BlueStar Digital Entertainment ETF (ODDS). Each of the aforenamed funds is referred to as a “Fund” and, together, as the “Funds.”
The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the Investment Advisory Agreement at the Meeting, respectively, based on its review of qualitative and quantitative information provided by the Advisor as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Investment Advisory Agreement at the Meeting, respectively, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the renewal of the Investment Advisory Agreement.
Prior to approval, the Board obtained and reviewed a variety of information, including certain information prepared by Broadridge Financial Solutions (“Broadridge”) regarding each Fund’s fees and expenses relative to the fees and expenses of other funds with similar investment objectives and strategies. At the Meeting, respectively, the Board, including the Independent Trustees, evaluated a number of factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement; (2) the Advisor’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (3) the Advisor’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Advisor is prepared to provide to each Fund under consideration; (5) the advisory fee payable by a Fund to the Advisor for its services; (6) certain comparative information regarding a Fund’s expenses and performance relative to the expenses and performance of other comparable funds; (7) a copy of the Trust’s registration statement; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Advisor. Representatives from the Advisor presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Advisor’s services and fees, as well as other aspects of the Investment Advisory Agreement.
In considering the renewal of the Investment Advisory Agreement at the Meeting, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor, including the performance of the Advisor with respect to each Fund; (ii) the costs and benefits, including the fee to be paid to the Advisor by each Fund, of the advisory services to be provided to the Funds; and (iii) potential economies of scale.
Nature, Extent and Quality of Services to be Provided by the Advisor. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement. In this regard, the Trustees reviewed each Fund’s investment goal and investment strategy, and the Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. In addition, the Trustees reviewed the management team at the Advisor that would be responsible for managing each Fund, including staffing, skills and compensation program, and considered various other Funds advised by the Advisor and any potential conflicts.
Based on its review, the Board determined that the Advisor is capable of providing all necessary advisory services required by each Fund, as indicated by the Advisor’s management capabilities, the professional qualifications and experience of its portfolio management personnel. The Board reviewed, a comparison of each Fund’s performance for the one-year, three-year, five-year and since inception periods ended December 31, 2024 (as applicable), to that of its underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. The Board noted that each

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Additional Information(Continued)
Fund performed in line with its underlying index over the relevant periods. The Board also considered other services provided to the Funds by the Advisor, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Funds by the Advisor.
Costs and Benefits of Advisory Services to be Provided to the Funds. In considering the advisory fees payable by the Trust to the Advisor and each Fund’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of each Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising a Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine a Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to a Fund in all instances. The Board compared each Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether each Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Advisor had contractually agreed to pay the operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received (or proposed or likely to be received) by the Advisor from its relationship with the Funds, taking into account assessments of the Advisor’s profitability prepared and shared by the Advisor’s management.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.
Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor as the assets of the Funds may grow in the future. In considering the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors, the Trustees considered that each Fund’s fee arrangement with the Advisor involved a contractual commitment by the Advisor to pay the operating expenses of each Fund. The Board reviewed the Adviser’s methodology for calculating estimated profitability of the Fund, noting that profitability may be affected by numerous factors, including, among others, the types of funds managed and expense allocations. The Board acknowledged the difficulty in calculating and comparing profitability at the individual fund level. For each Fund the Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Funds’ shareholders benefited from the Advisor’s commitment to pay each Fund’s operating expenses out of its investment advisory fee. The Trustees noted that the advisory fee structure of the Funds would not directly result in economies of scale for shareholders.
Overall Findings and Conclusions of the Board
Based on its deliberations and its evaluation of the information described above, at the Meeting, respectively, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to each Fund; and (c) agreed to approve the renewal of the Investment Advisory Agreement as to each Fund for an additional annual period. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

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Additional Information(Continued)
QDPL
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting March 20, 2025 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”) with respect to Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF (“QDPL” or the “Fund”), and the proposed renewal of an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Metaurus Advisors, LLC (the “Sub-Advisor”) with respect to QDPL.
The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement on behalf of the Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Advisor and the Sub-Advisor, as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement for the Fund at the Meeting, the Independent Trustees requested and obtained from the Advisor and the Sub-Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.
Prior to approval, the Board obtained and reviewed a variety of information, including certain information prepared by Broadridge Financial Solutions (“Broadridge”) regarding the Fund’s fees and expenses relative to the fees and expenses of other funds with similar investment objectives and strategies. At the Meeting, the Board, including the Independent Trustees, evaluated a number of factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement and the Sub-Advisory Agreement for the Fund; (2) the Advisor’s and the Sub-Advisor’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement and the Sub-Advisory Agreement on behalf of the Fund; (3) the Advisor’s and the Sub-Advisor’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Advisor and the Sub-Advisor are providing and prepared to provide to the Fund; (5) the advisory fee payable by the Fund to the Advisor for its services and the sub-advisory fees payable to the Sub-Advisor by the Advisor under the Sub-Advisory Agreement; (6) certain comparative information regarding the Fund’s expenses and performance relative to the expenses and performance of other funds; (7) a copy of the Trust’s registration statement; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Advisor and the Sub-Advisor. Representatives from the Advisor presented additional information and participated in question and answer sessions at the Meeting to help the Board evaluate the Advisor’s, and the Sub-Advisor’s services and fees, as well as other aspects of the Investment Advisory Agreement and the Sub-Advisory Agreement.
In considering the approval of the Investment Advisory Agreement and the Sub-Advisory Agreement at the Meeting, respectively, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor, including the performance of the Advisor and Sub-Advisor with respect to the Fund; (ii) the costs and benefits, including the fee to be paid to the Advisor by the Fund, of the advisory services to be provided to the Fund; (iii) the cost and benefits, including the fees paid, to the Sub-Advisor by the Advisor as it relates to the investment advisory services provided to the Fund; and (iv) potential economies of scale. The Board’s findings as it relates to each of the factors for the Fund are set forth below.
•
Nature, Extent and Quality of Services to be Provided by the Advisor and the Sub-Advisor. The Board reviewed the scope of services provided by the Advisor under the Investment Advisory Agreement and the Sub-Advisor under the Sub-Advisory Agreement. In this regard, the Trustees reviewed the Fund’s investment goal and investment strategy, and the Advisor’s and the Sub-Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. With respect to sub-advisory services to be provided by the Sub-Advisor, the Board noted that Sub-Advisor has assets allocated to it by the Advisor and considered the Sub-Advisor’s ability to ensure compliance with the Fund’s strategies, policies,

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Additional Information(Continued)
and limitations. In addition, the Trustees reviewed the management team at the Advisor and the Sub-Advisor that is responsible for managing the Fund, including staffing, skills and compensation program, and considered various other portfolios advised by the Advisor and the Sub-Advisor and any potential conflicts. The Trustees also considered the strong reputation of the Sub-Advisor in the industry and the potential positive impact that might have on investment interest in the Fund. The Board also considered a report from the Trust’s Chief Compliance Officer regarding the Sub-Advisor’s compliance programs as such relates to the operation of the Fund.
Based on its review, the Board determined that the Advisor and the Sub-Advisor are capable of providing all necessary advisory and sub-advisory services required by the Fund, as indicated by the Advisor’s and the Sub-Advisor’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the Fund relative to its underlying index and other products managed by the Advisor and the Sub-Advisor with similar investment objectives and strategies as the Fund (if applicable). The Board reviewed, a comparison of the Fund’s performance for the one-year and since inception periods ended December 31, 2024, to that of its underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. The Board noted that the Fund performed in line with its underlying index over the relevant periods. The Board also considered other services provided to the Fund by the Advisor and the Sub-Advisor, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Fund by the Advisor and the Sub-Advisor, respectively.
•
Costs and Benefits of Advisory Services to be Provided to the Fund. In considering the advisory fees payable by the Trust to the Adviser and the Fund’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board compared the Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether the Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Advisor had contractually agreed to pay the operating expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was further noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received by the Advisor from its relationship with the Fund, considering the Advisor’s profitability analysis prepared and shared by the Advisor’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.
•
Costs and Benefits of Sub-Advisor’s Services to be Provided to the Fund. The Board noted that the sub-advisory fees paid to the Sub-Advisor are paid by the Advisor and would not be additional fees to be borne by the Fund. The Board also noted that the sub-advisory fees were the product of arms-length negotiations between the Advisor and the Sub-Advisor. In considering the sub-advisory fees payable by the Advisor to Sub-Advisor, the Board evaluated the compensation and benefits received or likely to be received by the Sub-Advisor from the Advisor relating to the services provided to the Fund. Based on the factors above,

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Additional Information(Continued)
as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees payable to Sub-Advisor under the Sub-Advisory Agreement with the Advisor were reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Sub-Advisor.
•
Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor and the Sub-Advisor as the assets of the Fund may grow in the future. In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of the Fund. The Board reviewed the Adviser’s methodology for calculating estimated profitability of the Fund, noting that profitability may be affected by numerous factors, including, among others, the types of funds managed and expense allocations. The Board acknowledged the difficulty in calculating and comparing profitability at the individual fund level. For the Fund the Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Funds’ shareholders benefited from the Adviser’s commitment to pay each Fund’s operating expenses out of its investment advisory fee.

Overall Findings and Conclusions of the Board
Based on its deliberations and its evaluation of the information described above as it relates to the Fund, at the Meeting, respectively, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to the Fund are fair and reasonable; (b) concluded that the terms of the Sub-Advisory Agreement with respect to the Fund are fair and reasonable; (c) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to the Fund; (d) concluded that the Sub-Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered to the Fund by the Sub- Advisor; (e) agreed to approve the Investment Advisory Agreement as to the Fund; and (f) agreed to approve the Sub-Advisory Agreement for the Fund. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
FOWF and PEVC
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed approval of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”), relating to the Pacer Solactive Whitney Future of Warfare ETF and Pacer PE/VC ETF (each, a “Fund” and together, the “Funds”).
The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the Investment Advisory Agreement as it relates to each Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Adviser as well as the Trust’s other service providers. Prior to deciding to approve the Investment Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the Investment Advisory Agreement.
Representatives from the Adviser presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s services, fees and other aspects of the Investment Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the Investment Advisory Agreement including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser; (2) the cost of the services provided and the profits realized by the Adviser from services rendered to the Funds; (3) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as a Fund’s

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assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser and its affiliates resulting from services rendered to the Funds.
The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement; (2) the Adviser’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (3) the Adviser’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Adviser is prepared to provide to the Funds; (5) the advisory fee payable by each Fund to the Adviser for its services; (6) certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding each Fund’s fees and expenses relative to the fees and expenses of other comparable funds and each Fund’s underlying index; (7) a copy of the Trust’s registration statement and prospectuses; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser.
In considering the approval of the Investment Advisory Agreement, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the costs and benefits, including the fee to be paid to the Adviser by each Fund, of the advisory services to be provided to each Fund; and (iii) potential economies of scale.
•
Nature, Quality, and Extent of Services and Investment Performance to be Provided by the Adviser. The Trustees considered the scope of services to be provided under the Investment Advisory Agreement between the Trust and Pacer, noting that Pacer will be providing investment management services to each Fund. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to each Fund and discussed these services with the Adviser. Among other things, the Trustees considered the quality of the Adviser’s portfolio management personnel, and the level of services provided to the existing Funds. The Adviser’s registration form (“Form ADV”) was provided to the Trustees, as was the Adviser’s response to the 15(c) Questionnaire which included, among other things, information about the background and experience of the people that will be serving the Funds. The Trustees considered the methodology of each Fund’s underlying index. The Trustees also considered each Fund’s investment strategy and the manner in which the Adviser would manage each Fund pursuant to such strategy. The Trustees also considered other services to be provided to each Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures with applicable securities regulations and with any exemptive order applicable to a Fund. Based on the factors above, as well as those discussed below, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser.

•
Cost of Advisory Services Provided and Economies of Scale. In considering the advisory fees payable by each Fund to the Adviser and each Fund’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of each Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising a Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine a Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to a Fund in all instances. The Trustees reviewed the proposed expense ratio and the proposed advisory fee to be paid by each Fund, considered fees paid by the respective Peer Groups, and concluded that the advisory fees were reasonable and comparable to those that would result from an arm’s length negotiation. Additionally, the Trustees took into consideration that the advisory fee was a “unified fee,” meaning that each Fund would pay no expenses other than its advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Distribution Plan. The Trustees noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Trustees also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with each Fund. The Trustees then evaluated the anticipated profitability of the Adviser with respect to its costs to manage each Fund.

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•
Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser as the assets of a Fund may grow in the future. In considering the extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that each Fund’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of the Fund. The Trustees considered that, while the investment advisory fee would remain the same at all asset levels, each Fund’s shareholders benefited from the Adviser’s commitment to pay the Fund’s operating expenses out of its investment advisory fee. The Trustees noted that the advisory fee structure of each Fund would not directly result in economies of scale for shareholders.

Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Adviser to each Fund; and (c) agreed to approve the Investment Advisory Agreement as to each Fund. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
NOTE 6 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FUND
MILK
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed approval of the investment advisory agreement (the “MILK Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”), relating to the Pacer US Cash Cows Bond ETF (the “Fund”). The Board also considered the continuation of the investment sub-advisory agreement (the “Vident Sub-Advisory Agreement”) between the Adviser and Vident Advisory, LLC (“Vident” or the “Sub-Adviser”) with respect to the Fund.
The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the MILK Advisory Agreement and the Vident Sub-Advisory Agreement as it relates to the Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Adviser, Sub-Adviser as well as the Trust’s other service providers. Prior to deciding to approve the MILK Advisory Agreement and Vident Sub-Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Adviser and the Sub-Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the respective agreements. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the MILK Advisory Agreement and the Vident Sub-Advisory Agreement.
Representatives from the Adviser and Vident presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s and Vident’s services, fees and other aspects of the MILK Advisory Agreement and Vident Sub-Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the MILK Advisory Agreement and Vident Sub-Advisory Agreement including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser and Sub-Adviser; (2) the cost of the services provided and the profits realized by the Adviser from services rendered to the Trust; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Fund’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser and its affiliates resulting from services rendered to the Fund.
The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the MILK Advisory Agreement and the Vident Sub-Advisory Agreement; (2) the Adviser’s and Vident’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the MILK Advisory Agreement and the Vident Sub-Advisory Agreement; (3) the

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Adviser’s and Vident’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Adviser and Vident is prepared to provide to the Fund; (5) the advisory fee payable by the Fund to the Adviser for its services and the sub-advisory fee payable to Vident by the Adviser under the Vident Sub-Advisory Agreement; (6) certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding the Fund’s fees and expenses relative to the fees and expenses of other comparable funds and the Fund’s underlying index; (7) a copy of the Trust’s registration statement and prospectuses; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser and Vident.
In considering the approval of the MILK Advisory Agreement and the Vident Sub-Advisory Agreement, respectively, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and Vident; (ii) the costs and benefits, including the fee to be paid to the Adviser by the Fund, of the advisory services to be provided to the Fund; (iii) the fee paid to Vident by the Adviser; and (iv) potential economies of scale.
•
Nature, Quality, and Extent of Services and Investment Performance to be Provided by the Adviser. The Trustees considered the scope of services to be provided under the MILK Advisory Agreement between the Trust and Pacer, noting that Pacer will be providing investment management services to the Fund. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund and discussed these services with the Adviser. Among other things, the Trustees considered the quality of the Adviser’s portfolio management personnel and the level of services provided to the other series in the Trust. The Adviser’s registration form (“Form ADV”) was provided to the Trustees, as was the Adviser’s response to the 15(c) Questionnaire which included, among other things, information about the background and experience of the people that will be serving the Fund. The Trustees considered the methodology of the Fund’s underlying index. The Trustees also considered the Fund’s investment strategy and the manner in which the Adviser would manage the Fund pursuant to such strategy. The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures with applicable securities regulations and with any exemptive order applicable to the Fund. Based on the factors above, as well as those discussed below, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

•
Cost of Advisory Services Provided and Economies of Scale. In considering the advisory fees payable by the Fund to the Adviser and the Fund’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Trustees reviewed the proposed expense ratio and the proposed advisory fee to be paid by the Fund, considered fees paid by the respective Peer Group, and concluded that the advisory fees were reasonable and comparable to those that would result from an arm’s length negotiation. Additionally, the Trustees took into consideration that the advisory fee was a “unified fee,” meaning that the Fund would pay no expenses other than its advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Distribution Plan. The Trustees noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Trustees also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund. The Trustees then evaluated the anticipated profitability of the Adviser with respect to its costs to manage the Fund.

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Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. In addition, the Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser as the assets of the Fund may grow in the future.
MILK -Sub-Advisory Agreement
•
Nature, Extent and Quality of Services to be Provided by the Sub-Adviser. The Board reviewed the scope of services to be provided by Vident under the Vident Sub-Advisory Agreement. In this regard, the Trustees reviewed Fund’s investment objective and investment strategy, and Vident’s ability to implement such investment objective and/or investment strategy, including, but not limited to, trading practices. With respect to sub-advisory services to be provided by Vident, the Board noted that Vident will have assets allocated to it by the Adviser and considered Vident’s ability to ensure compliance with Fund’s strategies, policies, and limitations. In addition, the Trustees reviewed the management team at Vident that is responsible for managing the Fund, including staffing, skills and compensation program, and considered various other portfolios advised by Vident and any potential conflicts. The Trustees also considered the strong reputation of Vident in the industry and the potential positive impact that might have on investment interest in the Fund. The Board also considered a report from the Trust’s Chief Compliance Officer regarding Vident’s compliance program as such relates to the operation of the Fund.

Based on its review, the Board determined that the Adviser and Vident are capable of providing all necessary advisory and sub-advisory services required by the Fund, as indicated by the Adviser’s and Vident’s management capabilities, the professional qualifications and experience of its portfolio management personnel. The Board also considered other services that will be provided to the Fund by the Adviser and Vident, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Fund by the Adviser and Vident, respectively.
•
Costs and Benefits of Sub-Adviser’s Services to be Provided to the Fund. The Board noted that the sub-advisory fees paid to Vident are paid by the Adviser and would not be additional fees to be borne by the Fund. The Board also noted that the sub-advisory fees were the product of arms-length negotiations between the Adviser and Vident. In considering the sub-advisory fees payable by the Adviser to Vident, the Board evaluated the compensation and benefits likely to be received by Vident from the Adviser relating to the services provided to the Fund. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees payable to Vident under the Vident Sub-Advisory Agreement with the Adviser were reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by Vident.

•
Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser and Vident as the assets of the Fund may grow in the future. In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of the Fund. The Board reviewed the Adviser’s methodology for calculating estimated profitability of the Fund, noting that profitability may be affected by numerous factors, including, among others, the types of funds managed and expense allocations. The Board acknowledged the difficulty in calculating and comparing profitability at the individual fund level. For the Fund, the Trustees considered that, while the investment advisory fee would remain the same at all asset levels, Fund shareholders would benefit from the Adviser’s commitment to pay the Fund’s operating expenses out of its investment advisory fee.

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Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the MILK Advisory Agreement and Vident Sub-Advisory Agreement, with respect to the Fund, are fair and reasonable; (b) concluded that the Adviser’s fees and Vident’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and Vident to the Fund; and (c) agreed to approve the MILK Advisory Agreement and Vident Sub-Advisory Agreement as to the Fund. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

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Advisor
Pacer Advisors, Inc.
500 Chesterfield Parkway
Malvern, PA 19355
Index Provider
SL Advisors, LLC
220 Lenox Avenue, Suite 303
Westfield, New Jersey 07090
MV Index Solutions
Kreuznacher Str. 30,
60486 Frankfurt am
Main, Germany
Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive
Milwaukee, WI 53212
Sub Adviser
Swan Global Management, LLC
20 Ridge Top Palmas Del Mar
Humacao, PR 00791
Metaurus Advisors LLC
22 Hudson Place, Third Floor
Hoboken, New Jersey 07030
Distributor
Pacer Financial, Inc.
500 Chesterfield Parkway
Malvern, PA 19355
Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Independent Registered
Public Accounting Firm
Sanville & Company
2617 Huntingdon Pike
Huntingdon Valley, PA 19006
Legal Counsel
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Not Applicable

(2) Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Not Applicable

(5) Not Applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacer Funds Trust

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President, (Principal Executive Officer)

Date	8/27/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date	8/27/2025

By (Signature and Title)*	/s/ Sean E. O’Hara
Sean E. O’Hara Treasurer, (Principal Financial Officer)

Date	8/27/2025

* Print the name and title of each signing officer under his or her signature.